UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Adjustable U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 94.6%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 20.0%
FHLMC, 3.213%, (12-month USD LIBOR +/- MBS Margin), 9/01/35	$6,242,585	$6,470,328
FHLMC, 3.328%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,657,349	3,795,110
FHLMC, 3.567%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	3,442,243	3,613,596
FHLMC, 3.089% - 3.60%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 - 12/01/37	7,195,812	7,523,721
FHLMC, 3.61% - 3.676%, (12-month USD LIBOR +/- MBS Margin), 12/01/34 - 12/01/37	7,316,051	7,706,888
FHLMC, 3.714%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	22,081,123	23,220,252
FHLMC, 3.721%, (12-month USD LIBOR +/- MBS Margin), 12/01/35	3,456,067	3,621,263
FHLMC, 3.724%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	3,465,081	3,650,172
FHLMC, 3.691% - 3.754%, (12-month USD LIBOR +/- MBS Margin), 9/01/36 - 10/01/38	5,923,895	6,214,710
FHLMC, 3.76%, (12-month USD LIBOR +/- MBS Margin), 12/01/35	3,514,670	3,686,755
FHLMC, 3.651% - 3.764%, (6-month USD LIBOR +/- MBS Margin), 4/01/36 - 1/01/37	1,833,028	1,900,679
FHLMC, 3.763% - 3.786%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 - 11/01/41	7,751,888	8,121,122
FHLMC, 3.522% - 3.788%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 - 4/01/37	6,328,763	6,672,201
FHLMC, 3.826%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	4,276,824	4,511,254
FHLMC, 3.833% - 3.867%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 - 4/01/40	6,356,493	6,665,960
FHLMC, 3.854% - 3.931%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 - 3/01/37	6,604,761	6,956,169
FHLMC, 3.907% - 3.96%, (12-month USD LIBOR +/- MBS Margin), 11/01/35 - 5/01/40	6,121,745	6,426,735
FHLMC, 3.961%, (12-month USD LIBOR +/- MBS Margin), 11/01/37	3,943,426	4,145,546
FHLMC, 3.964%, (12-month USD LIBOR +/- MBS Margin), 10/01/41	4,443,768	4,662,842
FHLMC, 4.049%, (12-month USD LIBOR +/- MBS Margin), 7/01/35	8,371,511	8,823,736
FHLMC, 3.967% - 4.062%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 - 11/01/36	7,611,406	8,028,872
FHLMC, 4.159%, (12-month USD LIBOR +/- MBS Margin), 6/01/37	8,313,706	8,788,166
FHLMC, 3.999% - 4.237%, (12-month USD LIBOR +/- MBS Margin), 8/01/34 - 3/01/38	7,812,599	8,212,931
FHLMC, 4.292%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	3,747,170	4,005,119
FHLMC, 4.349%, (12-month USD LIBOR +/- MBS Margin), 11/01/40	4,767,173	5,029,194
FHLMC, 4.395% - 4.498%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 6/01/36	2,488,970	2,616,014
FHLMC, 5.012%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	2,382,798	2,603,383
		167,672,718
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 74.5%
FNMA, 1.617% - 2.70%, (11th District COF +/- MBS Margin), 1/01/19 - 11/01/40	6,037,552	6,055,381
FNMA, 2.792% - 3.113%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 10/01/37	6,778,015	7,002,103
FNMA, 3.114% - 3.172%, (12-month USD LIBOR +/- MBS Margin), 8/01/34 - 9/01/37	7,859,712	8,174,750
FNMA, 2.248% - 3.252%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/19 - 11/01/44	7,664,465	7,820,193
FNMA, 3.178% - 3.293%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 12/01/43	7,964,118	8,276,428
FNMA, 3.30%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	7,768,135	8,085,074
FNMA, 3.337%, (11th District COF +/- MBS Margin), 4/01/34	20,627,561	21,241,379
FNMA, 2.348% - 3.343%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 3/01/38.	8,162,733	8,384,717
FNMA, 3.294% - 3.347%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 12/01/39	8,001,426	8,353,011
FNMA, 3.349% - 3.362%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 10/01/36	7,913,250	8,244,833
FNMA, 3.363% - 3.394%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 7/01/38	5,685,667	5,955,415
FNMA, 3.255% - 3.407%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/20 - 2/01/38	7,995,592	8,376,550
FNMA, 3.394% - 3.412%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 11/01/42	7,685,336	8,024,361
FNMA, 3.425%, (12-month USD LIBOR +/- MBS Margin), 3/01/37	5,133,261	5,372,833
FNMA, 3.413% - 3.447%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 8/01/39	7,729,315	8,113,859
FNMA, 3.448%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	4,488,309	4,713,560
FNMA, 3.475%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	4,319,768	4,537,423
FNMA, 3.448% - 3.479%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 8/01/39	6,672,849	6,970,622
FNMA, 3.321% - 3.50%, (Federal COF +/- MBS Margin), 10/01/18 - 2/01/29	2,692	2,693
FNMA, 3.50%, (12-month USD LIBOR +/- MBS Margin), 8/01/40	3,417,344	3,587,008
FNMA, 3.48% - 3.505%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 11/01/41	7,400,190	7,762,431
FNMA, 3.51%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	5,287,277	5,564,321

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.408% - 3.52%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/18 - 7/01/40	$8,025,368	$8,385,691
FNMA, 3.353% - 3.52%, (6-month USD LIBOR +/- MBS Margin), 10/01/22 - 4/01/37.	8,058,674	8,343,061
FNMA, 3.505% - 3.527%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 3/01/42	7,374,069	7,724,483
FNMA, 3.527% - 3.531%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 9/01/37	6,082,471	6,378,717
FNMA, 3.551%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	4,716,789	4,948,096
FNMA, 3.532% - 3.56%, (12-month USD LIBOR +/- MBS Margin), 10/01/18 - 1/01/42	7,317,222	7,678,955
FNMA, 3.579%, (12-month USD LIBOR +/- MBS Margin), 11/01/35	3,282,940	3,455,838
FNMA, 3.561% - 3.587%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 1/01/41	7,874,548	8,245,994
FNMA, 3.591%, (12-month USD LIBOR +/- MBS Margin), 5/01/39	6,931,822	7,228,062
FNMA, 3.588% - 3.604%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 10/01/38	7,628,565	7,988,353
FNMA, 3.607% - 3.631%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 3/01/40	6,690,533	7,048,121
FNMA, 3.52% - 3.634%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/20 - 9/01/39	7,764,954	8,123,257
FNMA, 3.631% - 3.653%, (12-month USD LIBOR +/- MBS Margin), 7/01/34 - 1/01/42	7,679,213	8,045,635
FNMA, 2.615% - 3.68%, (1-month USD LIBOR +/- MBS Margin), 10/01/26 - 10/01/34	512,335	520,689
FNMA, 3.653% - 3.686%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 2/01/41	5,751,892	6,025,653
FNMA, 3.687%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	3,323,517	3,495,697
FNMA, 3.528% - 3.693%, (6-month USD LIBOR +/- MBS Margin), 12/01/24 - 7/01/37	8,059,388	8,375,668
FNMA, 3.686% - 3.696%, (12-month USD LIBOR +/- MBS Margin), 2/01/32 - 8/01/40	7,102,927	7,439,742
FNMA, 3.714%, (12-month USD LIBOR +/- MBS Margin), 11/01/42	4,903,278	5,128,913
FNMA, 3.696% - 3.717%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 7/01/42	7,862,045	8,246,165
FNMA, 3.726%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/36	4,805,820	5,057,300
FNMA, 3.729%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	4,904,192	5,145,400
FNMA, 3.719% - 3.735%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 8/01/38	6,815,267	7,159,780
FNMA, 3.737%, (12-month USD LIBOR +/- MBS Margin), 9/01/40	3,312,250	3,470,434
FNMA, 3.634% - 3.758%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/19 - 9/01/39	7,957,415	8,337,366
FNMA, 3.735% - 3.758%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 11/01/42	7,491,495	7,862,285
FNMA, 3.765%, (12-month USD LIBOR +/- MBS Margin), 8/01/37	3,384,970	3,534,019
FNMA, 3.695% - 3.773%, (6-month USD LIBOR +/- MBS Margin), 5/01/24 - 8/01/37.	8,080,605	8,378,268
FNMA, 3.759% - 3.775%, (12-month USD LIBOR +/- MBS Margin), 1/01/34 - 9/01/35	6,006,745	6,275,052
FNMA, 3.776%, (12-month USD LIBOR +/- MBS Margin), 3/01/35	8,008,117	8,413,558
FNMA, 3.776%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	4,474,075	4,702,610
FNMA, 3.781%, (12-month USD LIBOR +/- MBS Margin), 2/01/43	3,438,891	3,613,576
FNMA, 3.782%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	4,848,525	5,115,709
FNMA, 3.779% - 3.789%, (12-month USD LIBOR +/- MBS Margin), 1/01/34 - 7/01/38	7,685,995	8,102,969
FNMA, 3.801%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	4,131,691	4,356,543
FNMA, 3.79% - 3.809%, (12-month USD LIBOR +/- MBS Margin), 3/01/34 - 2/01/37.	7,416,419	7,793,505
FNMA, 3.761% - 3.814%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/23 - 9/01/39	7,668,882	8,046,664
FNMA, 3.823%, (12-month USD LIBOR +/- MBS Margin), 2/01/42	4,577,671	4,803,562
FNMA, 3.811% - 3.826%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 9/01/37	7,594,277	7,978,208
FNMA, 3.827%, (12-month USD LIBOR +/- MBS Margin), 1/01/39	5,881,687	6,167,365
FNMA, 3.833%, (12-month USD LIBOR +/- MBS Margin), 9/01/39	3,535,337	3,721,131
FNMA, 3.836%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	5,423,649	5,708,846
FNMA, 3.828% - 3.84%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 8/01/39.	7,144,220	7,520,792
FNMA, 3.844%, (12-month USD LIBOR +/- MBS Margin), 5/01/38	5,312,162	5,585,305
FNMA, 3.845%, (12-month USD LIBOR +/- MBS Margin), 7/01/40	4,653,752	4,883,854
FNMA, 3.841% - 3.863%, (12-month USD LIBOR +/- MBS Margin), 4/01/34 - 4/01/40	7,833,107	8,228,827
FNMA, 3.865%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	18,635,305	19,662,628
FNMA, 3.863% - 3.922%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 11/01/38	6,978,856	7,316,487
FNMA, 3.788% - 3.945%, (6-month USD LIBOR +/- MBS Margin), 6/01/24 - 8/01/37.	6,840,389	7,098,598
FNMA, 2.644% - 3.95%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/19 - 1/01/35	870,005	899,017
FNMA, 3.923% - 3.963%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 4/01/41	7,168,014	7,556,971
FNMA, 3.969%, (6-month USD LIBOR +/- MBS Margin), 12/01/34	5,560,112	5,750,344

|2

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.969%, (12-month USD LIBOR +/- MBS Margin), 8/01/35	$3,599,257	$3,792,538
FNMA, 3.99%, (12-month USD LIBOR +/- MBS Margin), 3/01/41	6,487,520	6,813,106
FNMA, 3.965% - 3.995%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 6/01/38	7,375,428	7,719,404
FNMA, 4.004%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	9,816,385	10,380,024
FNMA, 3.995% - 4.029%, (12-month USD LIBOR +/- MBS Margin), 3/01/32 - 4/01/38	7,165,287	7,516,939
FNMA, 3.473% - 4.044%, (US 5 Year CMT T-Note +/- MBS Margin), 6/01/25 - 2/01/30	132,650	136,892
FNMA, 4.058%, (12-month USD LIBOR +/- MBS Margin), 5/01/40	4,343,531	4,563,014
FNMA, 4.029% - 4.064%, (12-month USD LIBOR +/- MBS Margin), 3/01/34 - 10/01/37	7,580,679	7,950,190
FNMA, 3.815% - 4.083%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/19 - 9/01/39	8,015,490	8,372,227
FNMA, 4.137%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	5,109,744	5,389,643
FNMA, 4.064% - 4.179%, (12-month USD LIBOR +/- MBS Margin), 4/01/32 - 3/01/47	7,815,348	8,199,064
FNMA, 4.18% - 4.255%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 4/01/44.	7,305,299	7,692,034
FNMA, 4.264%, (12-month USD LIBOR +/- MBS Margin), 6/01/35	3,981,958	4,210,540
FNMA, 3.953% - 4.37%, (6-month USD LIBOR +/- MBS Margin), 1/01/25 - 12/01/36.	7,972,857	8,294,910
FNMA, 4.257% - 4.384%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 5/01/48	7,823,302	8,228,699
FNMA, 4.083% - 4.485%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/19 - 1/01/40	7,758,474	8,080,790
FNMA, 4.396% - 5.183%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 5/01/48	6,511,832	6,844,467
FNMA, 4.495% - 5.724%, (6-month USD LIBOR +/- MBS Margin), 11/01/23 - 11/01/46	1,446,794	1,505,805
FNMA, 4.49% - 6.616%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/22 - 9/01/37	2,403,933	2,479,914
FNMA, 2.702% - 6.989%, (11th District COF +/- MBS Margin), 9/01/18 - 8/01/37	4,721,599	4,807,962
FNMA, 3.44% - 7.67%, (6-month US T-Bill +/- MBS Margin), 9/01/18 - 11/01/34	230,564	235,610
		624,906,480
[a] Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 2.625% - 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36	1,078,469	1,104,431
Total Mortgage-Backed Securities (Cost $794,871,317)		793,683,629

	Shares

Short Term Investments (Cost $39,785,908) 4.7%

Money Market Funds 4.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.57%.	39,785,908	39,785,908
Total Investments (Cost $834,657,225) 99.3%		833,469,537
Other Assets, less Liabilities 0.7%		5,489,913
Net Assets 100.0%		$838,959,450

aAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|3

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Balanced Fund
	Country	Shares	Value

Common Stocks 44.2%
Consumer Discretionary 1.0%
Comcast Corp., A	United States	1,000,000	$35,780,000
Consumer Staples 6.2%
Anheuser-Busch InBev SA/NV, ADR	Belgium	370,000	37,636,400
The Coca-Cola Co	United States	650,200	30,318,826
Nestle SA	Switzerland	500,000	40,845,000
PepsiCo Inc	United States	337,200	38,778,000
Philip Morris International Inc	United States	300,000	25,890,000
The Procter & Gamble Co	United States	500,000	40,440,000
			213,908,226
Energy 5.0%
Baker Hughes a GE Co., A	United States	700,000	24,206,000
[a] Chevron Corp	United States	375,000	47,351,250
Exxon Mobil Corp	United States	535,000	43,607,850
[a] Royal Dutch Shell PLC, A, ADR	United Kingdom	545,000	37,261,650
[a] Schlumberger Ltd	United States	320,000	21,606,400
			174,033,150
Financials 6.3%
Bank of America Corp	United States	1,496,715	46,218,559
[a] The Charles Schwab Corp	United States	505,000	25,785,300
JPMorgan Chase & Co	United States	500,000	57,475,000
The Toronto-Dominion Bank	Canada	415,000	24,559,700
[a] Wells Fargo & Co	United States	1,100,000	63,019,000
			217,057,559
Health Care 4.9%
AstraZeneca PLC, ADR.	United Kingdom	1,100,000	43,043,000
Eli Lilly & Co	United States	250,000	24,702,500
Johnson & Johnson	United States	267,000	35,382,840
[a] Medtronic PLC	United States	250,000	22,557,500
Pfizer Inc	United States	1,150,000	45,919,500
			171,605,340
Industrials 6.0%
General Dynamics Corp	United States	200,000	39,952,000
General Electric Co	United States	2,700,000	36,801,000
Honeywell International Inc	United States	200,000	31,930,000
[a] Northrop Grumman Corp	United States	105,000	31,551,450
[a] Raytheon Co	United States	260,000	51,487,800
Republic Services Inc	United States	250,000	18,120,000
			209,842,250
Information Technology 5.7%
[a] Analog Devices Inc	United States	100,000	9,614,000
[a] Apple Inc	United States	200,000	38,058,000
[a] Applied Materials Inc	United States	500,000	24,315,000
Cisco Systems Inc	United States	500,000	21,145,000
Intel Corp	United States	446,000	21,452,600
Microchip Technology Inc	United States	186,000	17,377,980
Microsoft Corp	United States	215,000	22,807,200
Texas Instruments Inc	United States	400,000	44,528,000
			199,297,780

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Materials 2.2%
BASF SE	Germany	500,000	$48,047,166
DowDuPont Inc	United States	400,000	27,508,000
			75,555,166
Real Estate 2.2%
[a] American Tower Corp	United States	305,970	45,356,993
Host Hotels & Resorts Inc	United States	1,500,000	31,410,000
			76,766,993
Telecommunication Services 1.1%
[a] Verizon Communications Inc	United States	700,000	36,148,000
Utilities 3.6%
[a] Dominion Energy Inc	United States	550,000	39,440,500
[a] Sempra Energy	United States	300,000	34,677,000
The Southern Co	United States	1,050,000	51,030,000
			125,147,500
Total Common Stocks (Cost $1,264,218,554)			1,535,141,964
Management Investment Companies 2.3%
Financials 2.3%
[b] Franklin FTSE Europe Hedged ETF	United States	1,350,000	34,515,450
[b] Franklin FTSE Japan Hedged ETF	United States	1,250,000	32,552,875
[b] Franklin Liberty Investment Grade Corporate ETF	United States	500,000	11,860,000
Total Management Investment Companies
(Cost $78,584,250)			78,928,325
Equity-Linked Securities 13.1%
Consumer Discretionary 2.6%
[c] Deutsche Bank AG London into Target Corp., 8.00%, 144A	United States	780,000	50,756,526
[c] Wells Fargo Bank National Assn. into Ford Motor Co., 9.00%, 144A	United States	3,900,000	40,514,889
			91,271,415
Industrials 1.8%
[c] Barclays Bank PLC into General Electric Co., 7.00%, 144A	United States	2,390,000	33,653,759
[c] Goldman Sachs International into Union Pacific Corp., 7.50%, 144A.	United States	200,000	29,667,365
			63,321,124
Information Technology 8.7%
[c] Barclays Bank PLC into Broadcom Inc., 8.50%, 144A	United States	156,000	36,269,521
[c] BNP Paribas Arbitrage Issuance BV into Microsoft Corp., 6.50%, 144A.	United States	410,000	42,166,797
[c] BNP Paribas Arbitrage Issuance BV into Oracle Corp., 6.50%, 144A	United States	582,000	27,829,735
[c] Credit Suisse AG London into Analog Devices Inc., 7.00%, 144A	United States	430,000	42,069,169
[c] Deutsche Bank AG London into Apple Inc., 6.50%, 144A	United States	200,000	37,320,672
[c] JPMorgan Chase Financial Co. LLC into Intel Corp., 9.00%, 144A	United States	685,000	33,939,199
[c] Merrill Lynch International & Co. CV into Microsoft Corp., 6.00%, 144A.	United States	600,000	49,428,313
[c] UBS AG London into Alphabet Inc., 6.00%, 144A	United States	29,000	32,438,307
			301,461,713
Total Equity-Linked Securities (Cost $440,476,360)			456,054,252
Convertible Preferred Stocks 0.9%
Utilities 0.9%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	260,000	19,370,000
Sempra Energy, 6.00%, cvt. pfd., A.	United States	100,000	10,231,000
Total Convertible Preferred Stocks (Cost $23,097,000)			29,601,000

|5

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Units	Value

Index-Linked Notes (Cost $33,147,500) 1.0%
Financials 1.0%
[c,d] Morgan Stanley Finance LLC, senior note, 144A, 2.00%, 10/03/19	United States	250,000	$34,682,500

		Principal
		Amount*

Convertible Bonds (Cost $15,000,000) 0.4%
Energy 0.4%
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States $15,000,000		14,883,810
Corporate Bonds 31.5%
Consumer Discretionary 5.3%
Amazon.com Inc.,
senior note, 5.20%, 12/03/25	United States	20,000,000	22,092,920
[c] senior note, 144A, 2.40%, 2/22/23	United States	10,000,000	9,645,049
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.75%, 1/15/24	United States	5,000,000	5,062,500
[c] senior bond, 144A, 5.125%, 5/01/27.	United States	15,000,000	14,362,500
Charter Communications Operating LLC/Charter Communications Operating Capital
Corp., senior secured note, first lien, 4.908%, 7/23/25	United States	20,000,000	20,404,179
DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	12,000,000	11,265,000
Dollar General Corp.,
senior bond, 3.25%, 4/15/23	United States	15,000,000	14,708,647
senior bond, 3.875%, 4/15/27	United States	10,000,000	9,782,944
NIKE Inc., senior bond, 2.375%, 11/01/26	United States	30,000,000	27,511,456
[c] Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25	United States	15,000,000	14,925,000
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	10,000,000	9,900,000
[c] Wynn Macau Ltd., senior bond, 144A, 5.50%, 10/01/27.	Macau	25,000,000	24,031,250
			183,691,445
Consumer Staples 4.3%
Anheuser-Busch InBev Finance Inc., senior bond, 4.90%, 2/01/46	Belgium	10,000,000	10,451,639
The Clorox Co., senior bond, 3.10%, 10/01/27	United States	22,500,000	21,086,908
Costco Wholesale Corp., senior note, 2.75%, 5/18/24	United States	30,000,000	28,943,178
Kraft Heinz Foods Co.,
senior bond, 3.50%, 6/06/22	United States	10,000,000	9,949,465
senior bond, 3.00%, 6/01/26	United States	20,000,000	18,323,426
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,094,243
The Procter & Gamble Co., senior note, 2.70%, 2/02/26	United States	20,000,000	18,975,789
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	15,000,000	15,264,715
Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,100,000	12,104,909
			150,194,272
Energy 3.5%
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	15,000,000	14,706,833
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23.	United States	18,800,000	16,356,000
Kinder Morgan Energy Partners LP, senior note, 4.30%, 5/01/24	United States	12,900,000	13,046,128
Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	15,000,000	14,587,500
Oceaneering International Inc.,
senior note, 4.65%, 11/15/24	United States	9,400,000	8,984,547
senior note, 6.00%, 2/01/28.	United States	20,000,000	19,942,911
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 5.00%, 3/15/27	United States	8,200,000	8,470,608
The Williams Cos. Inc., senior note, 4.55%, 6/24/24	United States	10,000,000	10,100,000

|6

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Williams Partners LP, senior note, 3.60%, 3/15/22	United States $15,000,000		$14,964,509
			121,159,036
Financials 6.2%
Capital One Financial Corp.,
senior bond, 3.80%, 1/31/28	United States	20,000,000	19,146,631
senior note, 3.75%, 3/09/27.	United States	10,000,000	9,553,283
[e] Capital One NA, FRN, 3.098%, (3-month USD LIBOR + 0.765%), 9/13/19	United States	10,000,000	10,053,427
Citigroup Inc.,
[f] junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	15,000,000	15,168,750
sub. bond, 4.125%, 7/25/28	United States	15,000,000	14,417,130
Compass Bank, sub. note, 3.875%, 4/10/25.	United States	15,000,000	14,497,453
JPMorgan Chase & Co.,
[f] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	13,000,000	13,126,750
senior note, 2.295%, 8/15/21	United States	15,000,000	14,551,543
[c] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,394,105
[c] Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	11,972,361
Morgan Stanley,
senior note, 3.125%, 1/23/23	United States	20,000,000	19,538,293
senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	14,939,773
Navient Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	14,850,000
[f] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	12,000,000	11,940,000
[c] Pricoa Global Funding I, secured note, 144A, 2.45%, 9/21/22	United States	10,000,000	9,564,129
[f] Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual.	United States	15,000,000	15,708,750
			216,422,378
Health Care 4.4%
Anthem Inc., senior bond, 3.65%, 12/01/27	United States	10,000,000	9,551,994
[c] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25.	United States	6,300,000	5,929,875
senior note, 144A, 5.875%, 5/15/23	United States	8,300,000	8,003,275
senior secured note, first lien, 144A, 5.50%, 11/01/25.	United States	10,000,000	10,046,900
Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,039,628
Celgene Corp., senior note, 3.625%, 5/15/24	United States	10,000,000	9,856,870
CHS/Community Health Systems Inc.,
[c] senior note, 144A, 11.00%, 6/30/23	United States	10,000,000	9,025,000
senior secured note, first lien, 6.25%, 3/31/23	United States	21,400,000	20,009,000
CVS Health Corp.,
senior bond, 5.05%, 3/25/48	United States	12,300,000	12,794,408
senior note, 3.875%, 7/20/25	United States	15,000,000	14,811,661
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	9,700,000	9,760,677
[c] Mylan Inc., senior bond, 144A, 4.55%, 4/15/28.	United States	19,000,000	18,771,373
Tenet Healthcare Corp., senior secured note, first lien, 4.625%, 7/15/24	United States	15,000,000	14,568,750
			153,169,411
Industrials 1.4%
[c] Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	5,497,628	5,509,613
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	15,000,000	13,999,050
Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	15,000,000	14,910,017
United Rentals North America Inc., senior note, 4.625%, 10/15/25	United States	15,000,000	14,512,500
			48,931,180

|7

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Information Technology 1.4%
[c] CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27.	United States $20,000,000		$19,275,000
[c] Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21 .	United States	18,000,000	18,286,756
Xilinx Inc., senior note, 2.95%, 6/01/24	United States	11,000,000	10,510,492
			48,072,248
Materials 0.6%
[c] Syngenta Finance NV, senior note, 144A, 5.182%, 4/24/28	Switzerland	20,000,000	19,448,400
Real Estate 1.7%
HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	21,191,974
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	9,945,338
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,353,366
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	14,905,565
			58,396,243
Telecommunication Services 1.3%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	11,700,000	11,499,139
Sprint Corp., senior note, 7.625%, 2/15/25.	United States	10,000,000	10,503,000
[c] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien,
144A, 4.738%, 9/20/29	United States	25,000,000	24,821,250
			46,823,389
Utilities 1.4%
Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	20,000,000	18,754,012
[c,f] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	9,928,950
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	20,000,000	19,811,944
			48,494,906
Total Corporate Bonds (Cost $1,108,751,702)			1,094,802,908
U.S. Government and Agency Securities 3.6%
U.S. Treasury Note,
2.50%, 6/30/20	United States	75,000,000	74,765,625
2.875%, 5/31/25	United States	50,000,000	49,862,304
Total U.S. Government and Agency Securities
(Cost $124,993,795)			124,627,929

	Number of	Notional
	Contracts	Amount*
Options Purchased (Cost $19,055,095) 0.4%
Puts - Exchange-Traded
S&P 500 Index, Put Option, Strike Price $2750, Expires 12/21/18	2,500	250,000	15,697,500
Total Investments before Short Term Investments
(Cost $3,107,324,256)			3,384,420,188

|8

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value

Short Term Investments (Cost $84,073,727) 2.4%

Money Market Funds 2.4%
[b,g] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	84,073,727	$84,073,727
Total Investments (Cost $3,191,397,983) 99.8%			3,468,493,915
Options Written (0.3)%			(10,131,850)
Other Assets, less Liabilities 0.5%			15,832,118
Net Assets 100.0%			$3,474,194,183

	Number of	Notional
	Contracts	Amount*

Options Written (0.3)%
Calls - Exchange-Traded
American Tower Corp., Call Option, Strike Price $150, Expires 10/19/18	3,000	300,000	(1,140,000)
Analog Devices Inc., Call Option, Strike Price $100, Expires 9/21/18	1,000	100,000	(180,000)
Apple Inc., Call Option, Strike Price $210, Expires 9/21/18	2,000	200,000	(164,000)
Applied Materials Inc., Call Option, Strike Price $55, Expires 10/19/18	5,000	500,000	(445,000)
The Charles Schwab Corp., Call Option, Strike Price $55, Expires 9/21/18	5,000	500,000	(260,000)
Chevron Corp., Call Option, Strike Price $135, Expires 9/21/18	3,750	375,000	(176,250)
Dominion Energy Inc., Call Option, Strike Price $72.50, Expires 8/17/18	2,500	250,000	(187,500)
Medtronic PLC, Call Option, Strike Price $90, Expires 8/17/18	2,500	250,000	(315,000)
Northrop Grumman Corp., Call Option, Strike Price $340, Expires 8/17/18	1,050	105,000	(2,100)
Raytheon Co., Call Option, Strike Price $210, Expires 8/17/18	1,200	120,000	(42,000)
Royal Dutch Shell PLC, Call Option, Strike Price $75, Expires 10/19/18	3,000	300,000	(75,000)
Schlumberger Ltd., Call Option, Strike Price $75, Expires 11/16/18	3,200	320,000	(256,000)
Sempra Energy, Call Option, Strike Price $120, Expires 8/17/18	3,000	300,000	(157,500)
Verizon Communications Inc., Call Option, Strike Price $55, Expires 10/19/18	3,000	300,000	(111,000)
Wells Fargo & Co., Call Option, Strike Price $60, Expires 8/17/18	2,000	200,000	(18,000)
			(3,529,350)
Puts - Exchange-Traded
Apple Inc., Put Option, Strike Price $175, Expires 9/21/18	1,000	100,000	(215,000)
S&P 500 Index, Put Option, Strike Price $2500, Expires 12/21/18	2,500	250,000	(6,387,500)
			(6,602,500)
Total Options Written (Premiums received $12,166,074)			$(10,131,850)

See Abbreviations on page 103.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bSee Note 7 regarding investments in affiliated management investment companies.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2018, the aggregate value of these securities was $741,577,538, representing 21.3% of net assets.
dSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.
eThe coupon rate shown represents the rate at period end.
fPerpetual security with no stated maturity date.
gThe rate shown is the annualized seven-day effective yield at period end.

|9

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Convertible Securities Fund
	Country	Shares	Value
Common Stocks 1.2%
Information Technology 1.2%
[a] Take-Two Interactive Software Inc	United States	232,363	$26,261,666
[a] VeriSign Inc	United States	129,542	18,813,385
Total Common Stocks (Cost $20,939,180)			45,075,051
Convertible Preferred Stocks 17.1%
Consumer Staples 3.3%
Bunge Ltd., 4.875%, cvt. pfd	United States	630,000	68,585,454
Post Holdings Inc., 2.50%, cvt. pfd	United States	321,200	51,523,885
			120,109,339
Health Care 2.5%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	1,120,000	71,086,400
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	42,500	18,856,400
			89,942,800
Industrials 6.2%
[a] Fortive Corp., 5.00%, cvt. pfd., A	United States	70,000	73,850,000
Rexnord Corp., 5.75%, cvt. pfd	United States	1,017,500	64,987,725
Stanley Black & Decker Inc., 5.375%, cvt. pfd	United States	592,000	66,008,000
Stericycle Inc., 5.25%, cvt. pfd	United States	380,000	19,957,600
			224,803,325
Information Technology 1.5%
[b] Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	251,500	52,871,109
Utilities 3.6%
Black Hills Corp., 7.75%, cvt. pfd	United States	606,000	38,880,960
Sempra Energy, 6.00%, cvt. pfd., A	United States	567,500	58,060,925
[a] Sempra Energy, 6.75%, cvt. pfd., B	United States	106,000	10,873,480
South Jersey Industries Inc, 7.25%, cvt. pfd	United States	360,000	19,738,800
			127,554,165
Total Convertible Preferred Stocks (Cost $574,703,390)			615,280,738

		Principal
		Amount*
Convertible Bonds 75.6%
Consumer Discretionary 11.2%
Ctrip.com International Ltd., cvt., senior note, 1.25%, 9/15/22	China	$60,000,000	59,211,300
Dish Network Corp., cvt., senior bond, 3.375%, 8/15/26	United States	45,900,000	41,812,834
GNC Holdings Inc., cvt., senior note, 1.50%, 8/15/20	United States	5,000,000	3,150,000
[b] Liberty Expedia Holdings, cvt., 144A, 1.00%, 6/30/47	United States	52,450,000	53,336,405
[b] Liberty Interactive LLC, cvt., senior bond, 144A, 1.75%, 9/30/46	United States	37,000,000	40,472,820
Liberty Media Corp.,
cvt., senior bond, 2.25%, 9/30/46	United States	39,000,000	21,401,250
cvt., senior note, 1.375%, 10/15/23.	United States	21,200,000	26,877,360
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20	United States	35,000,000	54,282,515
[b] RH, cvt., senior note, 144A, zero cpn., 6/15/23	United States	46,500,000	42,876,813
[b] Wayfair Inc., cvt., senior note, 144A, 0.375%, 9/01/22	United States	50,000,000	60,956,150
			404,377,447
Energy 0.8%
[b] Oil States International Inc., cvt., senior note, 144A, 1.50%, 2/15/23	United States	28,000,000	30,284,716

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Financials 1.9%
[b] AXA SA, cvt., senior note, 144A, 7.25%, 5/15/21	France	$61,500,000	$67,616,790
Health Care 14.7%
BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20.	United States	28,200,000	34,608,732
Clovis Oncology Inc., cvt., senior note, 1.25%, 5/01/25	United States	30,000,000	27,253,710
[b] Corium International Inc., cvt., senior note, 144A, 5.00%, 3/15/25.	United States	14,500,000	11,691,350
Depomed Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	14,134,976
Dermira Inc., cvt., senior note, 3.00%, 5/15/22	United States	41,120,000	34,304,566
DexCom Inc., cvt., senior note, 0.75%, 5/15/22	United States	43,100,000	50,072,201
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	11,918,000	11,500,870
Illumina Inc., cvt., senior note, 0.50%, 6/15/21	United States	51,000,000	72,584,016
[b] Insulet Corp., cvt., senior note, 144A, 1.375%, 11/15/24	United States	51,300,000	55,955,937
Jazz Investments I Ltd.,
cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	37,911,370
[b] cvt., senior note, 144A, 1.50%, 8/15/24	United States	27,750,000	28,909,117
Neurocrine Biosciences Inc., cvt., senior note, 2.25%, 5/15/24	United States	44,750,000	65,693,179
Novavax Inc., cvt., senior note, 3.75%, 2/01/23	United States	29,000,000	16,810,604
NuVasive Inc., cvt., senior note, 2.25%, 3/15/21	United States	12,000,000	13,647,996
[b] Sarepta Therapeutics Inc., cvt., senior note, 144A, 1.50%, 11/15/24	United States	30,250,000	52,652,545
			527,731,169
Industrials 0.6%
The KeyW Holding Corp., cvt., senior note, 2.50%, 7/15/19	United States	20,000,000	20,050,000
Information Technology 43.5%
Altaba Inc., cvt., zero cpn., 12/01/18	United States	35,100,000	47,886,579
[b] Atlassian Inc., cvt., senior note, 144A, 0.625%, 5/01/23	United States	65,000,000	71,961,955
Electronics for Imaging Inc., cvt., senior note, 0.75%, 9/01/19	United States	22,000,000	21,951,886
[b] Envestnet Inc., cvt., senior note, 144A, 1.75%, 6/01/23	United States	51,500,000	55,310,073
[b] Etsy Inc., cvt., senior note, 144A, zero cpn., 3/01/23	United States	40,000,000	51,020,880
Guidewire Software Inc., cvt., senior note, 1.25%, 3/15/25	United States	43,000,000	42,949,475
HubSpot Inc., cvt., senior note, 0.25%, 6/01/22	United States	43,875,000	62,074,789
Inphi Corp., cvt., senior note, 0.75%, 9/01/21	United States	9,600,000	8,958,739
Integrated Device Technology Inc., cvt., senior note, 0.875%, 11/15/22	United States	4,700,000	5,611,184
Intel Corp., cvt., junior sub. bond, 3.25%, 8/01/39	United States	8,000,000	18,561,648
Mercadolibre Inc., cvt., 2.25%, 7/01/19	Argentina	5,000,000	13,593,100
Microchip Technology Inc., cvt., 1.625%, 2/15/27	United States	55,550,000	66,399,526
Micron Technology Inc., cvt., senior bond, G, 3.00%, 11/15/43	United States	35,050,000	63,367,666
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	7,600,000	43,484,152
NXP Semiconductors NV, cvt., senior note, 1.00%, 12/01/19	Netherlands	55,000,000	61,016,010
[b] Okta Inc., cvt., senior note, 144A, 0.25%, 2/15/23	United States	44,500,000	54,273,624
Palo Alto Networks Inc.,
[b] cvt., senior note, 144A, 0.75%, 7/01/23	United States	53,000,000	52,313,067
cvt., senior note, zero cpn., 7/01/19	United States	10,100,000	18,136,419
Proofpoint Inc., cvt., 0.75%, 6/15/20	United States	39,100,000	56,444,330
[b] Q2 Holdings Inc., cvt., 144A, 0.75%, 2/15/23	United States	32,000,000	37,337,792
RealPage Inc., cvt., senior note, 1.50%, 11/15/22	United States	40,850,000	57,845,642
Red Hat Inc., cvt., senior note, 0.25%, 10/01/19	United States	29,250,000	56,261,147
ServiceNow Inc., cvt., senior note, zero cpn., 6/01/22	United States	50,000,000	68,948,500
Silicon Laboratories Inc., cvt., senior note, 1.375%, 3/01/22	United States	47,500,000	55,883,750
[b] Square Inc., cvt., senior note, 144A, 0.50%, 5/15/23	United States	65,000,000	71,340,750
[b] Twilio Inc., cvt., senior note, 144A, 0.25%, 6/01/23	United States	42,000,000	44,247,462
[b] Viavi Solutions Inc., cvt., senior note, 144A, 1.75%, 6/01/23.	United States	40,969,000	42,044,436
[b] Weibo Corp., cvt., senior note, 144A, 1.25%, 11/15/22	China	64,085,000	62,736,652

|11

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Information Technology (continued)
[b] Wix.com Ltd., cvt., senior note, 144A, zero cpn., 7/01/23	Israel	$56,500,000	$54,180,223
[b] Workday Inc., cvt., senior note, 144A, 0.25%, 10/01/22	United States	62,200,000	65,753,237
[b] Zendesk Inc., cvt., senior note, 144A, 0.25%, 3/15/23	United States	63,500,000	68,694,490
Zillow Group Inc.,
cvt., senior note, 2.00%, 12/01/21	United States	34,500,000	42,232,485
cvt., senior note, 1.50%, 7/01/23	United States	23,500,000	23,431,169
			1,566,252,837
Materials 1.6%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	Canada	13,900,000	13,962,550
Cemex SAB de CV, cvt., sub. note, 3.72%, 3/15/20	Mexico	44,250,000	45,155,267
			59,117,817
Real Estate 1.3%
Forest City Enterprises Inc.,
cvt., senior note, 4.25%, 8/15/18	United States	17,110,000	20,895,468
cvt., senior note, A, 3.625%, 8/15/20.	United States	22,000,000	25,713,512
			46,608,980
Total Convertible Bonds (Cost $2,425,021,211)			2,722,039,756

		Shares
Escrows and Litigation Trusts (Cost $22,362) 0.0%
[a,c] Motors Liquidation Co., Escrow Account	United States	376,200	—
Total Investments before Short Term Investments
(Cost $3,020,686,143)			3,382,395,545

Short Term Investments 11.8%

Money Market Funds (Cost $179,023,512) 5.0%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	179,023,512	179,023,512

		Principal
		Amount*

Repurchase Agreements (Cost $247,070,894) 6.8%
[f] Joint Repurchase Agreement, 1.906%, 8/01/18 (Maturity Value $247,083,978)
BNP Paribas Securities Corp. (Maturity Value $87,601,154)
Deutsche Bank Securities Inc. (Maturity Value $28,083,565)
HSBC Securities (USA) Inc. (Maturity Value $131,399,259)
Collateralized by U.S. Government Agency Securities, 3.50% - 4.50%, 6/20/44 -
8/20/47; [g]U.S. Treasury Bill, 8/02/18 - 7/18/19; U.S. Treasury Bond, 7.875% -
9.00%, 11/15/18 - 8/15/21; U.S. Treasury Note, 0.75% - 4.00%, 8/15/18 -
5/15/23; and U.S. Treasury Note, Index Linked, 0.625% - 2.125%, 1/15/19 -
4/15/23 (valued at$252,014,018)	United States	$247,070,894	247,070,894
Total Investments (Cost $3,446,780,549) 105.7%			3,808,489,951
Other Assets, less Liabilities (5.7)%			(206,343,489)
Net Assets 100.0%			$3,602,146,462

|12

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2018, the aggregate value of these securities was $1,228,838,393, representing 34.1% of net assets.
cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
dSee Note 7 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.
fInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2018, all repurchase agreements had been entered into on that date.
gThe security was issued on a discount basis with no stated coupon rate.

|13

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Equity Income Fund
	Country	Shares	Value

Common Stocks 84.6%
Consumer Discretionary 4.8%
Comcast Corp., A	United States	705,000	$25,224,900
Las Vegas Sands Corp	United States	315,000	22,648,500
Lowe’s Cos. Inc	United States	165,200	16,410,968
McDonald’s Corp	United States	145,000	22,843,300
Target Corp	United States	258,900	20,888,052
			108,015,720
Consumer Staples 7.1%
Anheuser-Busch InBev SA/NV, ADR	Belgium	116,100	11,809,692
The Kraft Heinz Co	United States	226,600	13,652,650
PepsiCo Inc	United States	460,500	52,957,500
The Procter & Gamble Co	United States	567,500	45,899,400
Walmart Inc	United States	370,000	33,015,100
			157,334,342
Energy 8.8%
Anadarko Petroleum Corp	United States	73,200	5,354,580
Chevron Corp	United States	453,900	57,313,953
Exxon Mobil Corp	United States	455,934	37,163,180
Occidental Petroleum Corp	United States	335,500	28,158,515
ONEOK Inc	United States	262,000	18,455,280
Royal Dutch Shell PLC, A, ADR	United Kingdom	415,000	28,373,550
Suncor Energy Inc	Canada	515,000	21,702,100
			196,521,158
Financials 19.5%
Arthur J. Gallagher & Co	United States	297,800	21,248,030
Bank of America Corp	United States	1,300,900	40,171,792
BB&T Corp	United States	720,000	36,583,200
BlackRock Inc	United States	92,500	46,505,300
JPMorgan Chase & Co	United States	866,000	99,546,700
MetLife Inc	United States	685,000	31,331,900
Morgan Stanley	United States	956,000	48,335,360
U.S. Bancorp	United States	879,300	46,611,693
Wells Fargo & Co	United States	1,145,000	65,597,050
			435,931,025
Health Care 12.1%
Baxter International Inc	United States	170,000	12,316,500
Eli Lilly & Co	United States	330,400	32,646,824
Johnson & Johnson	United States	325,000	43,069,000
Medtronic PLC	United States	523,000	47,190,290
Merck & Co. Inc	United States	670,000	44,132,900
Pfizer Inc	United States	1,239,300	49,485,249
UnitedHealth Group Inc	United States	161,500	40,895,030
			269,735,793
Industrials 10.2%
Cummins Inc	United States	219,500	31,346,795
Illinois Tool Works Inc	United States	105,000	15,049,650
Lockheed Martin Corp	United States	100,600	32,805,660
Norfolk Southern Corp	United States	163,500	27,631,500
Raytheon Co	United States	215,000	42,576,450
Republic Services Inc	United States	553,500	40,117,680
Stanley Black & Decker Inc	United States	108,880	16,274,294

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials (continued)
United Technologies Corp	United States	161,600	$21,935,584
			227,737,613
Information Technology 11.3%
Apple Inc	United States	222,000	42,244,380
Broadcom Inc	United States	35,030	7,768,603
Cisco Systems Inc	United States	854,233	36,125,514
Intel Corp	United States	433,402	20,846,636
Microsoft Corp	United States	851,000	90,274,080
Oracle Corp	United States	355,500	16,950,240
Texas Instruments Inc	United States	348,000	38,739,360
			252,948,813
Materials 4.7%
BASF SE	Germany	262,500	25,224,762
DowDuPont Inc	United States	522,000	35,897,940
International Paper Co	United States	454,800	24,436,404
Praxair Inc	United States	108,500	18,173,750
			103,732,856
Real Estate 1.7%
Equity Residential.	United States	145,000	9,487,350
Host Hotels & Resorts Inc	United States	1,333,000	27,913,020
			37,400,370
Telecommunication Services 2.3%
Rogers Communications Inc., B	Canada	115,300	5,865,311
TELUS Corp	Canada	470,000	17,180,581
Verizon Communications Inc	United States	525,000	27,111,000
			50,156,892
Utilities 2.1%
Duke Energy Corp	United States	165,000	13,467,300
Xcel Energy Inc	United States	723,500	33,903,210
			47,370,510
Total Common Stocks (Cost $1,258,795,467)			1,886,885,092
Equity-Linked Securities 9.4%
Consumer Discretionary 1.4%
[a] Wells Fargo Bank National Assn. into Amazon.com Inc., 6.00%, 144A	United States	18,000	31,074,814
Energy 1.5%
[a] Citigroup Global Markets Holdings Inc. into Anadarko Petroleum Corp., 6.00%, 144A	United States	330,000	19,330,325
[a] Credit Suisse AG London into Schlumberger Ltd., 6.50%, 144A	United States	210,000	14,464,304
			33,794,629
Financials 2.4%
[a] Deutsche Bank AG London into Bank of America Corp., 6.50%, 144A	United States	880,000	24,637,475
[a] UBS AG London into The Charles Schwab Corp., 6.50%, 144A	United States	545,000	28,096,044
			52,733,519
Health Care 0.5%
[a] Deutsche Bank AG London into Baxter International Inc., 4.50%, 144A.	United States	170,000	12,145,920

|15

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Information Technology 3.6%
[a] Credit Suisse AG London into Broadcom Inc., 8.50%, 144A.	United States	70,500	$16,464,806
[a] Goldman Sachs International into Alphabet Inc., 5.00%, A, 144A	United States	23,900	28,275,276
[a] UBS AG London into Intel Corp., 7.00%, 144A	United States	825,000	35,505,083
			80,245,165
Total Equity-Linked Securities (Cost $200,085,895)			209,994,047
Convertible Preferred Stocks 4.1%
Health Care 1.8%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	613,000	38,907,110
Industrials 0.4%
[b] Fortive Corp., 5.00%, cvt. pfd., A	United States	8,250	8,703,750
Utilities 1.9%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	575,000	42,837,500
Total Convertible Preferred Stocks (Cost $70,280,913)			90,448,360
Total Investments before Short Term Investments
(Cost $1,529,162,275)			2,187,327,499

Short Term Investments (Cost $42,416,683) 1.9%

Money Market Funds 1.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	42,416,683	42,416,683
Total Investments (Cost $1,571,578,958) 100.0%			2,229,744,182
Other Assets, less Liabilities 0.0%†			338,339
Net Assets 100.0%			$2,230,082,521

See Abbreviations on page 103.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2018, the aggregate value of these securities was $209,994,047, representing 9.4% of net assets.
bNon-income producing.
cSee Note 7 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|16

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Floating Rate Daily Access Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 1.3%
Diversified Support Services 0.7%
[a,b,c] Remington Outdoor Co. Inc	United States	1,458,043	$25,178,630
[a,b,c] Remington Outdoor Co. Inc., Litigation Units	United States	137,266	—
			25,178,630
Forest Products 0.3%
[a,b,c] Appvion Inc	United States	1,132,044	11,210,115
Oil & Gas Exploration & Production 0.3%
Samson Resources II LLC	United States	432,778	10,386,672
Total Common Stocks and Other Equity Interests
(Cost $86,183,848)			46,775,417

Management Investment Companies 3.7%
Other Diversified Financial Services 3.7%
[d] Franklin Lower Tier Floating Rate Fund	United States	6,729,194	65,811,522
[d] Franklin Middle Tier Floating Rate Fund	United States	6,837,495	64,614,324
Total Management Investment Companies
(Cost $137,283,610)			130,425,846

		Principal
		Amount*
Corporate Bonds (Cost $17,014,003) 0.4%
Industrial Machinery 0.4%
[e] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$19,861,080	15,392,337
[f] Senior Floating Rate Interests 71.7%
Aerospace & Defense 3.5%
Delos Finance S.A.R.L. (AerCap), New Loans, 4.084%, (3-month USD LIBOR +
1.75%), 10/06/23	Luxembourg	59,610,818	59,809,501
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 10.584%, (3-month USD LIBOR + 8.25%), 10/09/20 .	United States	5,818,610	4,936,118
Term B Loans, 5.834%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	27,324,592	25,616,805
Flying Fortress Holdings LLC (ILFC), New Loan, 4.084%, (3-month USD LIBOR +
1.75%), 10/30/22	United States	30,062,918	30,206,980
Leidos Innovations Corp., Term Loan B, 3.875%, (1-month USD LIBOR + 1.75%),
8/16/23	United States	3,261,012	3,284,452
			123,853,856
Agricultural Products 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.347%, (3-month USD
LIBOR + 7.00%), 7/19/21	United States	2,080,580	2,092,716
Airlines 1.4%
Air Canada, Term Loan, 4.072%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	35,072,478	35,233,215
American Airlines Inc., 2018 Replacement Term Loans, 3.827%, (1-month USD
LIBOR + 1.75%), 6/27/25	United States	16,384,617	16,160,606
			51,393,821
Apparel Retail 2.1%
Ascena Retail Group Inc., Tranche B Term Loan, 6.625%, (1-month USD LIBOR +
4.50%), 8/21/22	United States	82,855,654	76,071,848

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Auto Parts & Equipment 1.7%
Allison Transmission Inc., New Term Loans, 3.84%, (1-month USD LIBOR +
1.75%), 9/23/22	United States	$25,971,660	$26,147,514
American Axle and Manufacturing Inc., Tranche B Term Loan, 4.32%, (1-month
USD LIBOR + 2.25%), 4/06/24.	United States	3,899,364	3,892,864
TI Group Automotive Systems LLC, Initial US Term Loan, 4.577%, (1-month USD
LIBOR + 2.50%), 6/30/22	United States	29,434,428	29,495,740
			59,536,118
Broadcasting 2.8%
Gray Television Inc., Term B-2 Loan, 4.34%, (1-month USD LIBOR + 2.25%),
2/07/24	United States	26,687,491	26,740,305
Mission Broadcasting Inc., Term Loan B-2, 4.592%, (1-month USD LIBOR +
2.50%), 1/17/24	United States	1,170,389	1,173,314
Nexstar Broadcasting Inc.,
Term A-2 Loan, 4.092%, (1-month USD LIBOR + 2.00%), 7/19/22.	United States	14,060,862	14,060,862
Term Loan B-2, 4.592%, (1-month USD LIBOR + 2.50%), 1/17/24.	United States	8,779,377	8,801,326
[g] Sinclair Television Group Inc.,
Tranche B Term Loans, 4.33%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	36,168,727	36,191,333
[h] Tranche B-1 Term Loans, TBD, 1/31/25	United States	11,800,000	11,804,366
WXXA-TV LLC and WLAJ-TV LLC, Term Loan A-2, 4.092%, (1-month USD LIBOR
+ 2.00%), 7/19/22.	United States	475,064	475,064
			99,246,570
Cable & Satellite 2.6%
Charter Communications Operating LLC,
Term A-2 Loan, 3.58%, (1-month USD LIBOR + 1.50%), 3/31/23	United States	33,665,823	33,713,157
Term B Loan, 4.08%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	5,984,962	5,995,167
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.322%, (1-month USD
LIBOR + 2.25%), 7/17/25	United States	42,048,435	41,894,622
Mediacom Illinois LLC, Tranche N Term Loan, 3.70%, (1-week USD LIBOR +
1.75%), 2/15/24	United States	10,009,206	10,034,228
			91,637,174
Casinos & Gaming 2.7%
[g] Aristocrat Technologies Inc., Term B-3 Loans, 4.098%, (3-month USD LIBOR +
1.75%), 10/19/24	United States	15,696,247	15,700,249
Boyd Gaming Corp.,
Refinancing Term B Loans, 4.45%, (1-week USD LIBOR + 2.50%), 9/15/23	United States	14,526,416	14,619,022
Term A Loan, 4.20%, (1-week USD LIBOR + 2.25%), 9/15/21.	United States	4,476,523	4,482,118
Caesars Resort Collection LLC/CRC Finco Inc., Term B Loans, 4.827%, (1-month
USD LIBOR + 2.75%), 12/22/24.	United States	12,668,170	12,674,961
CEOC LLC, Term B Loans, 4.077%, (1-month USD LIBOR + 2.00%), 10/06/24	United States	2,868,539	2,868,539
Eldorado Resorts Inc.,
Initial Term Loan, 4.375%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	7,504,740	7,516,462
Initial Term Loan, 4.438%, (2-month USD LIBOR + 2.25%), 4/17/24	United States	5,368,698	5,377,084
Greektown Holdings LLC, Initial Term Loan, 5.077%, (1-month USD LIBOR +
3.00%), 4/25/24	United States	15,349,342	15,371,721
Kingpin Intermediate Holdings LLC, Initial Term Loans, 5.58%, (1-month USD
LIBOR + 3.50%), 7/03/24	United States	2,772,000	2,801,453
[g] Las Vegas Sands LLC, Term B Loans, 3.827%, (1-month USD LIBOR + 1.75%),
3/27/25	United States	15,353,760	15,351,626
			96,763,235

|18

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value
[f] Senior Floating Rate Interests (continued)
Coal & Consumable Fuels 2.7%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.827%, (1-month USD LIBOR + 5.75%), 8/14/20 .	United States	$36,983,598	$36,475,073
Second Lien Initial Term Loan, 12.827%, (1-month USD LIBOR + 10.75%),
2/16/21	United States	4,464,778	4,286,187
Foresight Energy LLC, Term Loans, 7.827%, (1-month USD LIBOR + 5.75%),
3/28/22	United States	54,491,422	54,389,251
			95,150,511
Commodity Chemicals 0.6%
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.169%, (2-month USD LIBOR +
2.00%), 3/31/24	United States	21,690,697	21,683,171
Communications Equipment 0.7%
Ciena Corp., Refinancing Term Loan, 4.586%, (1-month USD LIBOR + 2.50%),
1/28/22	United States	16,132,853	16,223,600
CommScope Inc., Tranche 5 Term Loans, 4.077%, (1-month USD LIBOR +
2.00%), 12/29/22	United States	9,645,127	9,700,886
			25,924,486
Construction & Engineering 0.4%
AECOM, Term B Loans, 3.827%, (1-month USD LIBOR + 1.75%), 3/13/25	United States	15,976,192	16,028,674
Data Processing & Outsourced Services 1.6%
First Data Corp., Term A Loan, 3.819%, (1-month USD LIBOR + 1.75%), 6/02/20	United States	33,088,030	33,121,184
Iron Mountain Information Management LLC, Term B Loan, 3.827%, (1-month USD
LIBOR + 1.75%), 1/26/26	United States	9,268,981	9,168,552
Wex Inc., Term B-2 Loan, 4.327%, (1-month USD LIBOR + 2.25%), 7/01/23	United States	16,045,382	16,089,795
			58,379,531
Diversified Chemicals 0.5%
Chemours Co., Tranche B-2 US$ Term Loan, 3.83%, (1-month USD LIBOR +
1.75%), 4/03/25	United States	18,364,498	18,318,587
Diversified Support Services 0.3%
[g] Ventia Pty. Ltd., Term B Loans (USD), 5.834%, (3-month USD LIBOR + 3.50%),
5/21/22	Australia	9,764,888	9,862,537
Electric Utilities 0.3%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.59%, (3-month USD
LIBOR + 3.25%), 6/28/23	United States	10,452,036	10,492,538
Fertilizers & Agricultural Chemicals 0.0%†
Mosaic Co., Term Loan A, 3.572%, (1-month USD LIBOR + 1.50%), 11/18/21	United States	1,630,120	1,626,044
Food Distributors 0.7%
Aramark Corp., U.S. Term B-3 Loan, 4.084%, (3-month USD LIBOR + 1.75%),
3/11/25	United States	19,812,534	19,880,649
Nutraceutical International Corp., Term Loan B, 5.327%, (1-month USD LIBOR +
3.25%), 8/22/23	United States	5,082,370	5,069,664
			24,950,313
Food Retail 0.9%
BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.557%, (3-month USD
LIBOR + 5.25%), 5/31/22	United States	32,500,000	32,012,500
Forest Products 1.5%
Appvion Inc., Term Loan, 8.09%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	53,657,654	53,657,654

|19

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
General Merchandise Stores 2.3%
[e] 99 Cents Only Stores, First Lien Term Loan, PIK, 8.807% - 8.834%, (3-month USD
LIBOR + 6.50%), 1/13/22	United States	$36,479,118	$34,564,147
Evergreen AcqCo. 1 LP (Savers),
Term Loan, 5.93%, (2-month USD LIBOR + 3.75%), 7/09/19	United States	123,269	121,574
Term Loan, 6.097%, (3-month USD LIBOR + 3.75%), 7/09/19	United States	46,349,207	45,711,906
			80,397,627
Health Care Distributors 0.5%
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B, 5.203%,
(6-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	17,236,653	17,004,441
Health Care Facilities 0.4%
HCA Inc.,
[g,h] Term Loan B10, TBD, 3/13/25	United States	8,139,886	8,196,776
Term Loan B11, 3.827%, (1-month USD LIBOR + 1.75%), 3/18/23	United States	5,266,800	5,296,015
			13,492,791
Health Care Services 2.0%
[g] Air Medical Group Holdings Inc., 2018 New Term Loans, 6.329%, (1-month USD
LIBOR + 4.25%), 3/14/25	United States	14,343,697	14,191,295
DaVita Healthcare Partners Inc.,
Tranche A Term Loan, 4.077%, (1-month USD LIBOR + 2.00%), 6/24/19	United States	12,921,902	12,962,283
[g] Tranche B Term Loan, 4.827%, (1-month USD LIBOR + 2.75%), 6/24/21	United States	15,097,008	15,205,525
Envision Healthcare Corp., Initial Term Loans, 5.08%, (1-month USD LIBOR +
3.00%), 12/01/23	United States	9,222,944	9,232,979
U.S. Renal Care Inc., Initial Term Loan, 6.584%, (3-month USD LIBOR + 4.25%),
12/31/22	United States	18,243,716	17,992,865
			69,584,947
Health Care Technology 0.5%
IQVIA Inc.,
Term B-1 Dollar Loans, 4.334%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	8,470,833	8,494,653
Term B-3 Dollar Loans, 4.084%, (3-month USD LIBOR + 1.75%), 6/11/25	United States	8,800,000	8,778,000
			17,272,653
Hotels, Resorts & Cruise Lines 0.5%
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.814%, (1-month USD
LIBOR + 1.75%), 10/25/23	United States	17,083,972	17,161,619
Household Products 0.7%
Spectrum Brands Inc.,
USD Term Loans, 4.17%, (2-month USD LIBOR + 2.00%), 6/23/22	United States	59,652	59,792
USD Term Loans, 4.34% - 4.363%, (3-month USD LIBOR + 2.00%), 6/23/22	United States	23,502,844	23,557,934
			23,617,726
Independent Power Producers & Energy Traders 2.8%
Helix Gen Funding LLC, Term Loan, 5.827%, (1-month USD LIBOR + 3.75%),
6/02/24	United States	34,465,494	34,772,926
NRG Energy Inc., Term Loan B, 4.084%, (3-month USD LIBOR + 1.75%), 6/30/23 .	United States	66,121,305	66,080,310
			100,853,236

|20

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Industrial Machinery 2.6%
Harsco Corp., Term Loan B-2, 4.375%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	$14,903,291	$14,999,537
Navistar Inc., Tranche B Term Loan, 5.60%, (1-month USD LIBOR + 3.50%),
11/06/24	United States	62,053,965	62,461,163
Onsite Rental Group Operations Property Ltd., Term Loan, 6.564%, (1-month USD
LIBOR + 4.50%), 10/25/22	Australia	14,526,645	14,381,378
			91,842,078
Integrated Telecommunication Services 2.1%
Consolidated Communications Inc., Initial Term Loan, 5.08%, (1-month USD
LIBOR + 3.00%), 10/05/23	United States	4,241,316	4,199,963
Global Tel*Link Corp.,
Second Lien Term Loan, 10.584%, (3-month USD LIBOR + 8.25%), 11/23/20 .	United States	6,033,937	6,064,106
Term Loan, 6.334%, (3-month USD LIBOR + 4.00%), 5/23/20	United States	9,680,876	9,745,922
Securus Technologies Holdings Inc., Second Lien Initial Loan, 10.327%, (1-month
USD LIBOR + 8.25%), 11/01/25.	United States	1,042,786	1,047,565
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.077%, (1-month
USD LIBOR + 2.00%), 1/19/21.	United States	53,459,817	53,610,147
			74,667,703
Internet Software & Services 0.6%
[g] Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.327%, (1-month USD
LIBOR + 2.25%), 2/15/24	United States	15,733,085	15,786,184
Legalzoom.com Inc., Initial Term Loan, 6.331%, (1-month USD LIBOR + 4.25%),
11/21/24	United States	1,718,955	1,725,401
Rackspace Hosting Inc., Term B Loans, 5.363%, (3-month USD LIBOR + 3.00%),
11/03/23	United States	5,260,961	5,242,890
			22,754,475
IT Consulting & Other Services 0.1%
Gartner Inc., Tranche A Term Loans, 4.077%, (1-month USD LIBOR + 2.00%),
3/20/22	United States	2,944,317	2,947,997
Leisure Facilities 0.4%
24 Hour Fitness Worldwide Inc., Term Loan, 5.572%, (1-month USD LIBOR +
3.50%), 5/30/25	United States	13,728,672	13,805,896
[g,h] Equinox Holdings Inc., Term Loan B, TBD, 3/08/24.	United States	1,720,000	1,728,600
			15,534,496
Life Sciences Tools & Services 0.3%
Syneos Health Inc., Initial Term B Loans, 4.077%, (1-month USD LIBOR + 2.00%),
8/01/24	United States	11,180,235	11,188,062
Marine 0.6%
International Seaways Operating Corp., Initial Term Loans, 8.08%, (1-month USD
LIBOR + 5.50%), 6/22/22	United States	5,863,518	5,870,847
Navios Maritime Partners LP, Initial Term Loan, 7.33%, (3-month USD LIBOR +
5.00%), 9/14/20	United States	15,568,230	15,620,119
			21,490,966
Metal & Glass Containers 0.4%
[g,h] Berry Global Inc., Term Loan Q, TBD, 10/01/22	United States	2,348,001	2,355,501
Crown Americas LLC, Term B Loans, 4.077%, (1-month USD LIBOR + 2.00%),
4/03/25	United States	11,128,465	11,177,152
			13,532,653

|21

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Movies & Entertainment 1.3%
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.322%, (1-month USD LIBOR + 2.25%),
12/15/23	United States	$3,316,403	$3,324,399
Initial Term Loans, 4.322%, (1-month USD LIBOR + 2.25%), 12/15/22	United States	5,267,888	5,280,589
Lions Gate Capital Holdings LLC, Term A Loan, 3.814%, (1-month USD LIBOR +
1.75%), 3/22/23	Canada	27,168,403	27,202,364
Live Nation Entertainment Inc., Term B-3 Loans, 3.875%, (1-month USD LIBOR +
1.75%), 10/31/23	United States	11,999,056	12,016,550
			47,823,902
Oil & Gas Exploration & Production 5.4%
Cantium LLC, Commitment, 8.34%, (3-month USD LIBOR + 6.00%), 6/13/20	United States	21,631,940	21,848,259
Fieldwood Energy LLC, Closing Date Loans, 7.327%, (1-month USD LIBOR +
5.25%), 4/11/22	United States	138,632,416	139,082,971
UTEX Industries Inc., First Lien Initial Term Loan, 6.077%, (1-month USD LIBOR +
4.00%), 5/21/21	United States	30,512,134	30,308,710
			191,239,940
Oil & Gas Storage & Transportation 0.7%
OSG Bulk Ships Inc., Initial Term Loan, 6.77%, (3-month USD LIBOR + 4.25%),
8/05/19	United States	19,016,612	18,897,758
Strike LLC, Term Loan, 10.453%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	6,919,000	7,022,785
			25,920,543
Other Diversified Financial Services 0.3%
Asurion LLC,
[g] AM No.14 Replacement B-4 Term Loans, 5.077%, (1-month USD LIBOR +
3.00%), 8/04/22	United States	8,000,000	8,010,000
Replacement B-6 Term Loans, 5.077%, (1-month USD LIBOR + 3.00%),
11/03/23	United States	3,490,965	3,492,522
			11,502,522
Packaged Foods & Meats 3.6%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.09%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	15,590,519	14,755,772
Term Loans, 6.34%, (3-month USD LIBOR + 4.00%), 7/03/20.	United States	4,787,154	4,673,459
[g] JBS USA LUX SA, New Initial Term Loans, 4.834% - 4.835%, (3-month USD
LIBOR + 2.50%), 10/30/22	United States	61,204,369	61,220,771
Pinnacle Foods Finance LLC, Initial B Term Loan, 3.84%, (1-month USD LIBOR +
1.75%), 2/03/24	United States	10,207,916	10,227,056
Post Holdings Inc., Series A Incremental Term Loans, 4.07%, (1-month USD
LIBOR + 2.00%), 5/24/24	United States	35,805,371	35,860,082
			126,737,140
Paper Packaging 0.8%
Caraustar Industries Inc., Refinancing Term Loans, 7.834%, (3-month USD LIBOR
+ 5.50%), 3/14/22.	United States	23,723,678	23,967,320
[g,h] Reynolds Group Holdings Inc., Term B, TBD, 2/05/23	United States	4,436,735	4,456,145
			28,423,465
Personal Products 1.3%
[b] FGI Operating Co. LLC (Freedom Group),
Term Loan, 12.343%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	40,931,140	40,931,140
Term Loan FILO, 8.843%, (3-month USD LIBOR + 6.50%), 5/15/21	United States	5,272,727	5,061,818
			45,992,958

|22

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Pharmaceuticals 2.9%
Bausch Health Companies Inc., Initial Term Loans, 5.092%, (1-month USD LIBOR
+ 3.00%), 6/02/25.	United States	$11,821,018	$11,849,838
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
6.375%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	39,596,924	39,702,094
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.20%, (1-week
USD LIBOR + 2.25%), 1/31/25.	United States	30,737,922	30,864,254
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 5.375%, (1-month
USD LIBOR + 3.25%), 3/29/24.	United States	17,789,802	17,825,933
Innoviva Inc., Initial Term Loan, 6.831%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	1,556,727	1,564,511
			101,806,630
Restaurants 0.7%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands),
Term Loan B, 3.829%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	16,244,632	16,266,205
NPC International Inc., Second Lien Initial Term Loan, 9.577%, (1-month USD
LIBOR + 7.50%), 4/20/25	United States	8,228,427	8,351,853
			24,618,058
Security & Alarm Services 0.2%
[g] Prime Security Services Borrower LLC, Term B-1 Loans, 4.827%, (1-month USD
LIBOR + 2.75%), 5/02/22	United States	8,482,368	8,505,338
Semiconductor Equipment 0.0%†
MKS Instruments Inc., Tranche B-4 Term Loan, 3.827%, (1-month USD LIBOR +
1.75%), 4/29/23	United States	1,848,507	1,856,982
Semiconductors 0.8%
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.827%,
(1-month USD LIBOR + 1.75%), 3/31/23	United States	28,773,172	28,845,105
Specialized Consumer Services 1.7%
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.34%, (3-month USD LIBOR
+ 2.00%), 2/13/25.	United States	30,687,371	30,773,756
[g] NVA Holdings Inc., Term B-3 Loan, 4.827%, (1-month USD LIBOR + 2.75%),
2/02/25	United States	15,860,775	15,836,001
Sabre GLBL Inc.,
2017 Other Term A Loans, 4.077%, (1-month USD LIBOR + 2.00%), 7/01/22	United States	12,974,821	13,007,258
2018 Other Term B Loans, 4.077%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	1,872,988	1,876,645
			61,493,660
Specialized Finance 0.4%
[g,h] Trans Union LLC, Term A-2 Facility, TBD, 8/09/22	United States	13,844,492	13,848,853
Specialty Chemicals 2.9%
Ashland LLC, Term B Loan, 3.827% - 3.829%, (1-month USD LIBOR + 1.75%),
5/17/24	United States	16,962,191	17,036,400
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.084%,
(3-month USD LIBOR + 1.75%), 6/01/24	United States	32,418,407	32,455,526
KMG Chemicals Inc., Initial Term Loan, 4.827%, (1-month USD LIBOR + 2.75%),
6/15/24	United States	2,638,117	2,654,605
Oxbow Carbon LLC,
Second Lien Term Loan, 9.577%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	14,095,184	14,377,088
Tranche A Term Loan, 4.327%, (1-month USD LIBOR + 2.50%), 1/04/22	United States	13,300,000	13,349,875
Tranche B Term Loan, 5.827%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	10,812,750	10,974,941

|23

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Specialty Chemicals (continued)
WR Grace & Co.,
Term B-1 Loans, 4.084%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	$3,896,405	$3,908,582
Term B-2 Loans, 4.084%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	6,679,552	6,700,426
			101,457,443
Specialty Stores 3.1%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.08%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	26,060,479	26,891,157
Tranche B-2 Term Loans, 10.83%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	56,292,712	54,620,818
Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.572% - 4.581%,
(1-month USD LIBOR + 2.50%), 1/28/23	United States	27,930,000	27,950,948
			109,462,923
Technology Hardware, Storage & Peripherals 0.2%
Western Digital Corp., US Term B-4 Loan, 3.827%, (1-month USD LIBOR +
1.75%), 4/29/23	United States	5,622,304	5,629,916
Trucking 1.5%
Hertz Corp., Tranche B-1 Term Loan, 4.83%, (1-month USD LIBOR + 2.75%),
6/30/23	United States	51,669,348	51,633,024
Total Senior Floating Rate Interests
(Cost $2,544,218,155)			2,548,823,756

Asset-Backed Securities 14.5%
Multi-Sector Holdings 0.9%
[i,j] Atrium IX, 9A, CR, 144A, FRN, 4.869%, (3-month USD LIBOR + 2.55%), 5/28/30	Cayman Islands	3,511,200	3,531,635
[i,j] Atrium XI,
2011A, CR, 144A, FRN, 4.497%,(3-month USD LIBOR + 2.15%), 10/23/25	United States	574,513	576,041
2011A, A2R, 144A, FRN, 3.487%,(3-month USD LIBOR + 1.14%), 10/23/25	United States	1,149,026	1,149,601
[i,j] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 3.539%, (3-month USD LIBOR
+ 1.20%), 7/15/26.	United States	6,510,000	6,513,060
[i,j] Madison Park Funding XXIII Ltd., 2017-23A, C, 144A, FRN, 4.687%, (3-month
USD LIBOR + 2.35%), 7/27/30.	United States	3,000,000	3,019,350
[i,j] Magnetite XVIII Ltd., 2016-18A, C, 144A, FRN, 4.693%, (3-month USD LIBOR +
2.35%), 11/15/28	United States	11,823,000	11,862,016
[i,j] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.748%, (3-month
USD LIBOR + 2.40%), 7/20/30.	United States	4,208,540	4,220,955
[i,j] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN, 3.485%, (3-month
USD LIBOR + 1.13%), 8/12/26.	United States	1,063,164	1,064,578
			31,937,236
Other Diversified Financial Services 13.6%
[i,j] Alinea CLO Ltd., 2018-1A, C, 144A, FRN, 4.207%, (3-month USD LIBOR + 1.90%),
7/20/31	United States	10,475,000	10,474,476
[i,j] AMMC CLO XII Ltd., 2013-12A, CR, 144A, FRN, 4.253%, (3-month USD LIBOR +
1.90%), 11/10/30	United States	1,493,000	1,484,132
[i,j] Annisa CLO Ltd., 2016-2A, CR, 144A, FRN, 4.348%, (3-month USD LIBOR +
2.00%), 7/20/31	United States	1,800,000	1,799,604
[i,j] Ares CLO Ltd., 2018-48A, C, 144A, FRN, 4.139%, (3-month USD LIBOR + 1.80%),
7/20/30	United States	6,270,000	6,268,683
[i,k] ARES XLIX CLO Ltd., 2018-49A, C, 144A, FRN, 4.293%, 7/22/30	United States	10,000,000	9,999,500
[i,j] Ares XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 4.139%, (3-month USD LIBOR +
1.80%), 10/15/30	United States	4,908,000	4,900,344

|24

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[i,k] Atrium XIV LLC,
14A, B, 144A, FRN, 4.01%, 8/23/30	United States	$6,300,000	$6,300,126
14A, C, 144A, FRN, 4.26%, 8/23/30.	United States	6,000,000	6,000,120
[i,j] Betony CLO 2 Ltd., 2018-1A, B, 144A, FRN, 3.959%, (3-month USD LIBOR +
1.85%), 4/30/31	United States	5,700,000	5,689,341
[i,j] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 3.519%, (3-month USD
LIBOR + 1.18%), 7/15/26	United States	8,625,000	8,629,226
[i,j] BlueMountain CLO Ltd.,
2012-2A, AR, 144A, FRN, 3.751%,(3-month USD LIBOR + 1.42%), 11/20/28	United States	23,309,026	23,349,584
2014, CL 3A, 144A, FRN, 3.479%,(3-month USD LIBOR + 1.14%), 10/15/26	United States	2,940,000	2,941,382
[i,l] BlueMountain CLO XXII Ltd.,
2018-1A, B, 144A, FRN, 4.039%, 7/30/30.	United States	10,330,510	10,330,510
2018-1A, C, 144A, FRN, 4.389%, 7/30/30	United States	3,750,000	3,750,000
[i,j] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.759%, (3-month USD LIBOR +
1.42%), 4/15/29	United States	40,000,000	40,246,400
[i,j] Carlyle Global Market Strategies CLO Ltd.,
2014-4RA, B, 144A, FRN, 3.887%,(3-month USD LIBOR + 1.90%), 7/15/30	United States	6,560,000	6,512,193
2014-1A, A1R2, 144A, FRN, 3.306%,(3-month USD LIBOR + 0.97%), 4/17/31 .	United States	2,880,000	2,862,950
2015-2A, A1R, 144A, FRN, 3.117%,(3-month USD LIBOR + 0.78%), 4/27/27	United States	16,540,000	16,514,032
[i,j] Carlyle U.S. CLO Ltd.,
2017-1A, A1A, 144A, FRN, 3.648%,(3-month USD LIBOR + 1.30%), 4/20/31	United States	24,000,000	24,036,720
2017-4A, B, 144A, FRN, 4.189%,(3-month USD LIBOR + 1.85%), 1/15/30	United States	1,493,000	1,491,656
[i,j] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 3.773%,(3-month USD LIBOR + 1.41%),
11/07/26	United States	5,000,000	5,007,900
2014-22A, BR, 144A, FRN, 5.313%,(3-month USD LIBOR + 2.95%), 11/07/26 .	United States	9,123,539	9,138,684
[i,j] Dryden CLO Ltd., 2018-58A, C, 144A, FRN, 4.121%, (3-month USD LIBOR +
1.80%), 7/17/31	United States	11,000,000	11,000,000
[i,j] Dryden Senior Loan Fund, 2016-42A, CR, 144A, FRN, 4.389%, (3-month USD
LIBOR + 2.05%), 7/15/30	United States	6,200,000	6,223,350
[i] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	3,600,000	3,605,328
[i,j] Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.139%, (3-month USD LIBOR
+ 1.80%), 1/16/26.	United States	6,700,000	6,699,947
[i,j] Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.289%, (3-month USD LIBOR +
1.95%), 7/15/31	United States	5,300,000	5,259,371
[i,j] Gilbert Park CLO Ltd., 2017-1A, C, 144A, FRN, 4.289%, (3-month USD LIBOR +
1.95%), 10/15/30	United States	350,000	350,795
[i,k] LCM Loan Income Fund I Income Note Issuer Ltd., 2027A, C, 144A, FRN, 4.401%,
7/16/31	United States	10,050,000	10,050,201
[i,j] LCM XV LP, 2015-A, CR, 144A, FRN, 4.748%, (3-month USD LIBOR + 2.40%),
7/20/30	United States	6,500,000	6,551,155
[i,j] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.658%, (3-month USD LIBOR + 1.31%),
3/20/30	United States	52,000,000	52,176,800
[i,j] LCM XXV Ltd., 25A, A, 144A, FRN, 3.558%, (3-month USD LIBOR + 1.21%),
7/20/30	United States	2,580,000	2,583,199
[i,j] Madison Park Funding Ltd.,
2016-21A, A1, 144A, FRN, 3.865%,(3-month USD LIBOR + 1.53%), 7/25/29	United States	17,200,000	17,418,612
2018-28A, C, 144A, FRN, 4.187%,(3-month USD LIBOR + 1.85%), 7/15/30	United States	13,350,000	13,340,121

|25

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[i,j] Madison Park Funding XI LTD., 2013-11, CR, 144A, FRN, 4.547%, (3-month USD
LIBOR + 2.20%), 7/23/29	Cayman Islands	$2,040,000	$2,045,202
[i,j] Madison Park Funding XXII Ltd., 2016-22A, C, 144A, FRN, 4.735%, (3-month USD
LIBOR + 2.40%), 10/25/29	United States	3,317,500	3,322,244
[i,j] Madison Park Funding XXIV Ltd., 2016-24A, C1, 144A, FRN, 4.948%, (3-month
USD LIBOR + 2.60%), 1/20/28.	United States	1,875,000	1,884,394
[i,j] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 3.723%, (3-month USD LIBOR +
1.39%), 7/18/28	United States	3,140,000	3,145,621
[i,j] Neuberger Berman CLO Ltd., 2017-26A, C, 144A, FRN, 4.083%, (3-month USD
LIBOR + 1.75%), 10/18/30	United States	746,000	735,399
[i,j] Octagon Investment Partners 26 Ltd., 2016-1A, CR, 144A, FRN, 4.139%, (3-month
USD LIBOR + 1.80%), 7/15/30.	United States	10,220,000	10,210,087
[i,l] Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN, 4.439%, 7/15/30 .	United States	7,435,000	7,435,000
[i,j] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.668%, (3-month USD LIBOR +
1.32%), 3/17/30	United States	23,071,429	23,179,403
[i,j] Octagon Investment Partners 37 Ltd., 2018-2A, B, 144A, FRN, 4.11%, (3-month
USD LIBOR + 1.75%), 7/25/30.	United States	10,875,000	10,875,217
[i,k] Octagon Investment Partners 38, 2018-1A, A3A, 144A, FRN, 3.857%, 7/20/30	United States	3,484,000	3,484,000
[i,j] Octagon Investment Partners XVI Ltd., 2013-1A, CR, 144A, FRN, 4.186%,
(3-month USD LIBOR + 1.85%), 7/17/30	United States	12,500,000	12,507,375
[i,j] Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 4.247%,
(3-month USD LIBOR + 1.90%), 1/22/30	United States	3,000,000	2,996,970
[i,l] Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.335%, 7/25/31	United States	7,000,000	7,000,000
[i,j] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN, 4.685%, (3-month
USD LIBOR + 2.35%), 7/25/30.	United States	9,671,118	9,692,394
[i,j] Venture XXIV CLO Ltd., 2016-24A, A1D, 144A, FRN, 3.768%, (3-month USD
LIBOR + 1.42%), 10/20/28	United States	34,000,000	34,051,000
[i,j] Voya CLO Ltd., 2017-3A, B, 144A, FRN, 4.698%, (3-month USD LIBOR + 2.35%),
7/20/30	United States	8,362,537	8,396,907
			483,947,655
Total Asset-Backed Securities (Cost $515,484,312)			515,884,891
Total Investments before Short Term Investments
(Cost $3,300,183,928)			3,257,302,247

Short Term Investments 10.7%

U.S. Government and Agency Securities (Cost $104,273,025) 2.9%
[m] U.S. Treasury Bill, 3/28/19	United States	105,750,000	104,210,729

		Shares

Money Market Funds (Cost $275,568,486) 7.8%
[d,n] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	275,568,486	275,568,486
Total Investments (Cost $3,680,025,439) 102.3%			3,637,081,462
Other Assets, less Liabilities (2.3)%			(82,776,327)
Net Assets 100.0%			$3,554,305,135

|26

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 7 regarding investments in affiliated management investment companies.
eIncome may be received in additional securities and/or cash.
fThe coupon rate shown represents the rate at period end.
gA portion or all of the security purchased on a delayed delivery basis.
hA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2018, the aggregate value of these securities was $515,884,891, representing 14.5% of net assets.
jThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
kSecurity purchased on a when-issued basis.
lAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
mThe security was issued on a discount basis with no stated coupon rate.
nThe rate shown is the annualized seven-day effective yield at period end.

At July 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$50,176,000	$(3,959,109)	$(2,728,915)	$(1,230,194)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 103.

|27

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Low Duration Total Return Fund
		Shares/
		Units/
	Country	Warrants		Value
Common Stocks and Other Equity Interests 0.1%
Commercial & Professional Services 0.1%
[a,b,c] Remington Outdoor Co. Inc	United States	72,043		$1,244,095
[a,b,c] Remington Outdoor Co. Inc., Litigation Units	United States	6,782		—
				1,244,095
Energy 0.0%†
[a] Halcon Resources Corp	United States	98,168		383,837
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,753		963
[a] Linn Energy Inc	United States	2,964		123,302
				508,102
Materials 0.0%†
[a] Verso Corp., A	United States	1,387		28,947
[a] Verso Corp., wts., 7/25/23	United States	146		328
				29,275
Retailing 0.0%†
[a,b,c] K2016470219 South Africa Ltd., A	South Africa	12,326,925		9,344
[a,b,c] K2016470219 South Africa Ltd., B	South Africa	1,226,701		930
				10,274
Total Common Stocks and Other Equity Interests
(Cost $5,650,931)				1,791,746

Management Investment Companies 2.8%
Diversified Financials 2.8%
[d] Franklin Lower Tier Floating Rate Fund	United States	1,893,663		18,520,026
[d] Franklin Middle Tier Floating Rate Fund	United States	2,389,308		22,578,957
Invesco Senior Loan ETF	United States	1,550,000		35,681,000
Total Management Investment Companies
(Cost $77,256,419)				76,779,983

		Principal
		Amount*
Corporate Bonds 37.6%
Automobiles & Components 0.4%
Aptiv PLC, senior note, 3.15%, 11/19/20	United States	10,500,000		10,389,734
Banks 9.7%
[e] ANZ New Zealand International Ltd. of London, senior note, 144A,
2.85%, 8/06/20	New Zealand	7,500,000		7,417,717
[f] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.875%,
4/16/59	Italy	6,300,000	EUR	7,827,499
[f] Banco Popular Espanol SA, secured note, Reg S, 1.00%, 3/03/22	Spain	2,800,000	EUR	3,366,216
Bank of America Corp.,
senior note, 2.65%, 4/01/19	United States	9,300,000		9,301,649
senior note, 2.151%, 11/09/20	United States	6,600,000		6,449,727
senior note, 2.369% to 7/20/20, FRN thereafter, 7/21/21.	United States	6,800,000		6,686,417
senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	8,950,000		8,851,035
[g] senior note, FRN, 3.379%, (3-month USD LIBOR + 1.04%),
1/15/19.	United States	16,671,000		16,747,654
Barclays PLC, senior note, 3.25%, 1/12/21	United Kingdom	7,000,000		6,909,455

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
[g] BB&T Corp., senior note, FRN, 3.018%, (3-month USD LIBOR +
0.66%), 2/01/19	United States	2,000,000		$2,004,473
Citigroup Inc.,
senior note, 2.40%, 2/18/20	United States	11,300,000		11,188,257
senior note, 2.65%, 10/26/20	United States	5,000,000		4,932,992
senior note, 2.35%, 8/02/21	United States	5,400,000		5,231,569
[g] senior note, FRN, 3.249%, (3-month USD LIBOR + 0.93%),
6/07/19.	United States	5,000,000		5,034,368
HSBC Holdings PLC, senior note, 3.40%, 3/08/21	United Kingdom	3,300,000		3,298,565
HSBC USA Inc., senior note, 2.00%, 8/07/18	United States	7,500,000		7,499,574
Industrial & Commercial Bank of China Ltd.,
senior note, 3.231%, 11/13/19	China	5,400,000		5,382,396
senior note, 2.957%, 11/08/22	China	9,400,000		9,062,869
[e,g] ING Bank NV, senior note, 144A, FRN, 3.027%, (3-month USD LIBOR
+ 0.69%), 10/01/19.	Netherlands	5,000,000		5,023,250
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19.	Italy	10,100,000		10,124,341
JPMorgan Chase & Co.,
senior note, 1.85%, 3/22/19	United States	8,000,000		7,965,964
senior note, 2.20%, 10/22/19	United States	21,400,000		21,226,059
senior note, 2.40%, 6/07/21	United States	2,600,000		2,536,624
[e] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%,
2/05/19	Germany	6,500,000		6,477,835
PHH Corp., senior note, 7.375%, 9/01/19	United States	1,800,000		1,867,500
PNC Bank NA, senior note, 2.00%, 5/19/20	United States	10,600,000		10,388,412
Regions Financial Corp., senior note, 3.20%, 2/08/21.	United States	9,300,000		9,253,138
Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	6,300,000		6,161,209
[e] Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN
thereafter, 3/15/24	United Kingdom	7,800,000		7,658,352
[e] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	12,700,000		12,400,399
[f] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22 .	Turkey	1,800,000	EUR	2,048,658
Wells Fargo & Co.,
senior note, 2.50%, 3/04/21	United States	2,600,000		2,544,634
[g] senior note, FRN, 3.227%, (3-month USD LIBOR + 0.88%),
7/22/20.	United States	13,700,000		13,850,351
[e] Westpac Banking Corp.,
secured note, 144A, 2.10%, 2/25/22	Australia	9,700,000		9,434,608
senior secured note, 144A, 2.25%, 11/09/21.	Australia	6,300,000		6,172,110
[e] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	5,300,000		5,289,003
				267,614,879
Capital Goods 0.8%
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	5,100,000		5,087,250
John Deere Capital Corp., senior note, 1.95%, 3/04/19.	United States	3,750,000		3,737,089
Lockheed Martin Corp., senior note, 1.85%, 11/23/18	United States	4,200,000		4,192,783
United Technologies Corp., senior note, 4.50%, 4/15/20	United States	7,500,000		7,681,654
				20,698,776
Consumer Durables & Apparel 0.3%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19	United States	3,651,000		3,710,329
KB Home, senior note, 4.75%, 5/15/19	United States	4,500,000		4,548,465
				8,258,794
Consumer Services 0.4%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	10,000,000		9,851,725

|29

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials 5.8%
[g] Bank of New York Mellon Corp., senior note, FRN, 3.191%, (3-month
USD LIBOR + 0.87%), 8/17/20	United States	6,400,000	$6,481,839
Capital One Bank USA NA, senior note, 2.30%, 6/05/19.	United States	11,900,000	11,853,154
Capital One Financial Corp.,
senior note, 2.50%, 5/12/20	United States	3,900,000	3,851,943
senior note, 3.45%, 4/30/21	United States	6,800,000	6,787,501
senior note, 3.05%, 3/09/22	United States	13,600,000	13,314,343
[g] Deutsche Bank AG, senior note, FRN, 3.641%, (3-month USD LIBOR
+ 1.31%), 8/20/20	Germany	7,500,000	7,479,450
[e] Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	4,550,000	4,399,987
GE Capital International Funding Co., senior note, 2.342%, 11/15/20	United States	2,000,000	1,958,662
The Goldman Sachs Group Inc.,
senior note, 2.625%, 4/25/21	United States	12,000,000	11,770,181
senior note, 2.35%, 11/15/21	United States	4,000,000	3,863,364
[g] senior note, FRN, 3.541%, (3-month USD LIBOR + 1.20%),
9/15/20.	United States	23,000,000	23,394,220
[e] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21.	Netherlands	3,400,000	3,523,930
Morgan Stanley,
senior note, 2.65%, 1/27/20	United States	4,000,000	3,976,161
senior note, 2.80%, 6/16/20	United States	6,600,000	6,550,615
[g] senior note, FRN, 3.477%, (3-month USD LIBOR + 1.14%),
1/27/20.	United States	22,400,000	22,682,844
Navient Corp.,
senior bond, 8.00%, 3/25/20	United States	1,150,000	1,216,125
senior note, 5.50%, 1/15/19	United States	5,750,000	5,811,812
senior note, 5.00%, 10/26/20	United States	2,000,000	2,005,000
[e] Pricoa Global Funding I, secured note, 144A, 2.55%, 11/24/20	United States	5,600,000	5,509,847
[e] Protective Life Global Funding,
secured note, 144A, 2.262%, 4/08/20	United States	7,000,000	6,896,317
senior secured note, 144A, 1.722%, 4/15/19.	United States	4,300,000	4,268,870
[e,g] Seven and Seven Ltd., senior note, 144A, FRN, 3.259%, (6-month
USD LIBOR + 1.00%), 9/11/19	South Korea	600,000	596,605
			158,192,770
Energy 2.5%
Anadarko Petroleum Corp., senior note, 4.85%, 3/15/21	United States	6,100,000	6,285,879
[e] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	1,656,000	1,490,400
Devon Energy Corp., senior bond, 3.25%, 5/15/22	United States	5,300,000	5,208,378
Enable Midstream Partners LP, senior note, 2.40%, 5/15/19	United States	3,700,000	3,682,766
Energy Transfer Equity LP, senior secured note, first lien, 4.25%,
3/15/23	United States	3,600,000	3,510,000
Energy Transfer Partners LP,
senior note, 4.15%, 10/01/20	United States	1,400,000	1,415,663
senior note, 4.20%, 9/15/23	United States	2,800,000	2,807,329
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	7,500,000	7,460,790
[g] Equinor ASA, senior note, FRN, 2.823%, (3-month USD LIBOR +
0.46%), 11/08/18	Norway	6,900,000	6,907,866
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	4,500,000	4,500,175
[e] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000	1,293,500
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
2/01/21	United States	6,200,000	6,485,586
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000	1,653,000

|30

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[e] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A,
2.50%, 4/28/20	China	7,400,000	$7,282,229
[e] Sinopec Group Overseas Development 2017 Ltd., senior note, 144A,
2.375%, 4/12/20	China	5,100,000	5,009,964
[e] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%,
1/15/23	United States	2,500,000	2,463,050
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	1,700,000	1,720,217
			69,176,792
Food & Staples Retailing 0.3%
The Kroger Co., senior note, 2.60%, 2/01/21	United States	7,500,000	7,351,823
Food, Beverage & Tobacco 1.8%
Anheuser-Busch InBev Finance Inc., senior note, 2.65%, 2/01/21	Belgium	8,500,000	8,390,988
Bunge Ltd. Finance Corp., senior note, 3.50%, 11/24/20	United States	3,100,000	3,089,098
Coca-Cola Femsa SAB de CV,
senior note, 2.375%, 11/26/18	Mexico	2,500,000	2,494,375
senior note, 4.625%, 2/15/20	Mexico	1,400,000	1,428,847
[e] Imperial Brands Finance PLC, senior note, 144A, 2.95%, 7/21/20	United Kingdom	6,000,000	5,941,392
Kraft Heinz Food Co., senior note, 4.00%, 6/15/23	United States	10,700,000	10,749,555
Kraft Heinz Foods Co.,
senior bond, 3.50%, 6/06/22	United States	10,000,000	9,949,465
senior note, 3.50%, 7/15/22	United States	5,700,000	5,676,177
[g] Mondelez International Inc., senior note, FRN, 2.878%, (3-month USD
LIBOR + 0.52%), 2/01/19	United States	500,000	500,856
			48,220,753
Health Care Equipment & Services 2.0%
Anthem Inc., senior note, 2.50%, 11/21/20	United States	7,800,000	7,685,507
[e] CHS/Community Health Systems Inc., senior note, 144A, 8.125%,
6/30/24	United States	3,500,000	2,896,250
CVS Health Corp.,
senior note, 2.80%, 7/20/20	United States	2,800,000	2,775,796
senior note, 2.125%, 6/01/21	United States	4,100,000	3,963,386
senior note, 3.70%, 3/09/23	United States	7,000,000	6,963,472
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000	1,600,689
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	6,700,000	6,915,124
HCA Inc., senior secured note, first lien, 4.25%, 10/15/19	United States	3,500,000	3,530,625
Stryker Corp., senior note, 2.00%, 3/08/19	United States	10,100,000	10,062,549
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	1,825,000	1,850,094
Zimmer Holdings Inc., senior note, 2.70%, 4/01/20	United States	7,500,000	7,436,167
			55,679,659
Household & Personal Products 0.1%
The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	3,200,000	3,076,895
Insurance 1.4%
[e] Jackson National Life Global Funding, secured note, 144A, 2.25%,
4/29/21	United States	7,600,000	7,365,919
[e] Metropolitan Life Global Funding I, senior secured bond, 144A,
3.875%, 4/11/22	United States	5,900,000	5,991,221
[e] New York Life Global Funding,
secured note, 144A, 2.10%, 1/02/19	United States	10,000,000	9,987,842
secured note, 144A, 2.15%, 6/18/19	United States	6,400,000	6,368,500

|31

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Corporate Bonds (continued)
Insurance (continued)
[e] Nuveen Finance LLC, senior note, 144A, 2.95%, 11/01/19		United States	4,200,000	$4,198,548
[g] Prudential Financial Inc., senior note, FRN, 3.123%, (3-month USD
LIBOR + 0.78%), 8/15/18		United States	5,700,000	5,701,788
				39,613,818
Materials 0.7%
[e] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%,
5/15/22		Australia	5,000,000	4,863,400
[e] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21		Switzerland	3,500,000	3,588,805
[e] Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22		Switzerland	2,200,000	2,098,459
LyondellBasell Industries NV, senior note, 6.00%, 11/15/21		United States	4,900,000	5,223,941
[e] OCI NV, senior note, 144A, 6.625%, 4/15/23		Netherlands	700,000	722,750
[e] Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%,
1/15/22		United States	3,500,000	3,513,125
				20,010,480
Media 1.3%
[e] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26		Luxembourg	2,000,000	1,955,000
CBS Corp., senior note, 2.30%, 8/15/19		United States	8,437,000	8,385,292
CSC Holdings LLC, senior bond, 8.625%, 2/15/19		United States	3,000,000	3,086,250
DISH DBS Corp., senior bond, 5.875%, 7/15/22		United States	5,000,000	4,693,750
[e] NBCUniversal Enterprise Inc., senior note, 144A, 1.974%, 4/15/19		United States	10,000,000	9,946,552
Time Warner Inc., senior note, 2.10%, 6/01/19		United States	8,500,000	8,447,060
				36,513,904
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Allergan Funding SCS, senior note, 3.45%, 3/15/22		United States	10,500,000	10,391,724
Amgen Inc.,
senior note, 1.85%, 8/19/21		United States	1,000,000	957,772
senior note, 3.875%, 11/15/21		United States	6,800,000	6,903,885
[g] senior note, FRN, 2.929%, (3-month USD LIBOR + 0.60%),
5/22/19	.	United States	6,200,000	6,227,596
[e] Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23		Germany	3,400,000	3,417,071
Biogen Inc., senior note, 2.90%, 9/15/20.		United States	11,500,000	11,455,458
Celgene Corp.,
senior note, 2.25%, 8/15/21		United States	7,900,000	7,625,717
senior note, 2.75%, 2/15/23		United States	3,700,000	3,542,562
				50,521,785
Real Estate 0.4%
American Tower Corp., senior note, 3.40%, 2/15/19		United States	6,200,000	6,223,463
Crown Castle International Corp., senior note, 3.15%, 7/15/23		United States	6,000,000	5,764,058
				11,987,521
Retailing 1.0%
[e] Amazon.com Inc., senior note, 144A, 2.40%, 2/22/23.		United States	4,150,000	4,002,695
Dollar Tree Inc., senior note, 3.70%, 5/15/23		United States	8,800,000	8,727,260
JD.com Inc., senior note, 3.125%, 4/29/21		China	5,300,000	5,165,460
[b,c,h] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22		South Africa	948,323	1,182
[c,h] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22.		South Africa	183,405	17,966
Penske Automotive Group Inc., senior sub. note, 3.75%, 8/15/20		United States	4,000,000	3,960,000

|32

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*		Value

Corporate Bonds (continued)
Retailing (continued)
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23		United States	8,500,000		$5,780,000
					27,654,563
Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., senior note,
2.375%, 1/15/20		United States	8,700,000		8,587,043
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18		United States	5,200,000		5,201,411
					13,788,454
Software & Services 1.3%
Alibaba Group Holding Ltd.,
senior note, 2.50%, 11/28/19		China	11,900,000		11,799,505
senior note, 3.125%, 11/28/21		China	5,400,000		5,332,878
Fiserv Inc., senior note, 2.70%, 6/01/20		United States	11,300,000		11,175,363
[e] Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23		China	8,000,000		7,775,800
					36,083,546
Technology Hardware & Equipment 1.1%
[e] Dell International LLC/EMC Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19		United States	6,400,000		6,422,225
[g] Hewlett Packard Enterprise Co., senior note, FRN, 4.267%, (3-month
USD LIBOR + 1.93%), 10/05/18.		United States	8,100,000		8,125,933
Juniper Networks Inc.,
senior note, 3.125%, 2/26/19		United States	7,500,000		7,515,774
senior note, 3.30%, 6/15/20		United States	500,000		499,398
[e] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19		United States	6,500,000		6,524,375
Tech Data Corp., senior note, 3.70%, 2/15/22		United States	800,000		789,632
					29,877,337
Telecommunication Services 1.1%
[e] Sprint Communications Inc., senior note, 144A, 9.00%, 11/15/18		United States	371,000		377,771
[e] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC,
first lien, 144A, 3.36%, 3/20/23		United States	2,031,250		2,026,172
senior secured bond, first lien, 144A, 4.738%, 9/20/29		United States	6,600,000		6,552,810
Telefonica Emisiones S.A.U., senior bond, 5.134%, 4/27/20		Spain	6,900,000		7,108,587
T-Mobile USA Inc., senior note, 4.00%, 4/15/22		United States	1,800,000		1,784,250
Verizon Communications Inc.,
senior note, 3.00%, 11/01/21		United States	6,800,000		6,754,165
[g] senior note, FRN, 4.086%, (3-month USD LIBOR + 1.75%),
9/14/18	.	United States	4,800,000		4,810,793
					29,414,548
Transportation 0.7%
[e] American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19		United States	1,780,000		1,815,600
[e] DAE Funding LLC, senior note, 144A, 4.00%, 8/01/20		United Arab Emirates	4,400,000		4,411,000
FedEx Corp., senior note, 0.50%, 4/09/20		United States	7,100,000	EUR	8,364,904
[e] Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22		Ireland	3,900,000		3,909,750
					18,501,254
Utilities 2.2%
Calpine Corp., senior note, 5.375%, 1/15/23		United States	7,600,000		7,277,000
Dominion Energy Inc.,
junior sub. note, 2.579%, 7/01/20		United States	5,200,000		5,126,978
senior note, 2.50%, 12/01/19		United States	9,500,000		9,448,430

|33

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
[e] Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23 .		South Korea	3,300,000	$3,292,393
PSEG Power LLC, senior note, 3.00%, 6/15/21		United States	7,700,000	7,627,598
The Southern Co.,
senior note, 2.45%, 9/01/18		United States	7,000,000	6,998,521
senior note, 2.35%, 7/01/21		United States	6,500,000	6,325,176
[e] State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%,
5/07/19		China	2,200,000	2,192,168
[e] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 2.75%,
5/04/22		China	9,400,000	9,093,372
[e] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22		United States	3,400,000	3,281,000
				60,662,636
Total Corporate Bonds (Cost $1,045,476,834)				1,033,142,446

[g] Senior Floating Rate Interests 4.1%
Automobiles & Components 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 4.577%,
(1-month USD LIBOR + 2.50%), 6/30/22.		United States	1,293,631	1,296,326
Capital Goods 0.0%†
Allison Transmission Inc., New Term Loans, 3.84%, (1-month USD
LIBOR + 1.75%), 9/23/22		United States	847,558	853,296
Harsco Corp., Term Loan B-2, 4.375%, (1-month USD LIBOR +
2.25%), 12/10/24		United States	134,205	135,072
Leidos Innovations Corp., Term Loan B, 3.875%, (1-month USD
LIBOR + 1.75%), 8/16/23		United States	208,081	209,577
				1,197,945
Commercial & Professional Services 0.0%†
KAR Auction Services Inc., Tranche B-5 Term Loans, 4.625%,
(1-month USD LIBOR + 2.50%), 3/09/23.		United States	702,532	705,166
Consumer Services 0.4%
Aristocrat Technologies Inc.,
Term B-3 Loans, 4.098%, (2-month USD LIBOR + 1.75%),
10/19/24		United States	9,154	9,156
Term B-3 Loans, 4.098%, (3-month USD LIBOR + 1.75%),
10/19/24		United States	3,562,224	3,563,132
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.34%, (3-month
USD LIBOR + 2.00%), 2/13/25		United States	1,540,107	1,544,443
Eldorado Resorts Inc.,
Initial Term Loan, 4.375%, (1-month USD LIBOR + 2.25%),
4/17/24	.	United States	925,486	926,932
Initial Term Loan, 4.438%, (2-month USD LIBOR + 2.25%),
4/17/24	.	United States	662,069	663,103
Greektown Holdings LLC, Initial Term Loan, 5.077%, (1-month USD
LIBOR + 3.00%), 4/25/24		United States	3,308,919	3,313,744
Las Vegas Sands LLC, Term B Loans, 3.827%, (1-month USD LIBOR
+ 1.75%), 3/27/25		United States	997,500	997,361
				11,017,871

|34

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Diversified Financials 0.1%
First Eagle Holdings Inc., Initial Term Loans, 5.334%, (3-month USD
LIBOR + 3.00%), 12/01/22		United States	881,340	$886,574
[i,j] Trans Union LLC, Term A-2 Facility, TBD, 8/09/22		United States	1,021,831	1,022,153
				1,908,727
Energy 0.3%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 7.827%,
(1-month USD LIBOR + 5.75%), 8/14/20.		United States	1,707,015	1,683,544
Fieldwood Energy LLC, Closing Date Loans, 7.327%, (1-month USD
LIBOR + 5.25%), 4/11/22		United States	5,036,382	5,052,750
Foresight Energy LLC, Term Loans, 7.827%, (1-month USD LIBOR +
5.75%), 3/28/22		United States	1,207,845	1,205,580
OSG Bulk Ships Inc., Initial Term Loan, 6.77%, (3-month USD LIBOR
+ 4.25%), 8/05/19		United States	867,153	861,733
				8,803,607
Food & Staples Retailing 0.1%
Aramark Corp., U.S. Term B-3 Loan, 4.084%, (3-month USD LIBOR +
1.75%), 3/11/25		United States	102,572	102,925
Smart & Final Stores LLC, First Lien Term Loan, 5.577%, (1-month
USD LIBOR + 3.50%), 11/15/22.		United States	1,217,455	1,191,076
				1,294,001
Food, Beverage & Tobacco 0.3%
JBS USA LUX SA, New Initial Term Loans, 4.834% - 4.835%,
(3-month USD LIBOR + 2.50%), 10/30/22		United States	6,786,144	6,787,962
Post Holdings Inc., Series A Incremental Term Loans, 4.07%,
(1-month USD LIBOR + 2.00%), 5/24/24.		United States	2,372,030	2,375,655
				9,163,617
Health Care Equipment & Services 0.3%
DaVita Healthcare Partners Inc., Tranche B Term Loan, 4.827%,
(1-month USD LIBOR + 2.75%), 6/24/21.		United States	2,354,404	2,371,328
[i] HCA Inc., Term Loan B11, 3.827%, (1-month USD LIBOR + 1.75%),
3/18/23		United States	1,329,480	1,336,854
Quintiles IMS Inc., Term B-2 Dollar Loans, 4.334%, (3-month USD
LIBOR + 2.00%), 1/20/25		United States	3,577,248	3,579,484
U.S. Renal Care Inc., Initial Term Loan, 6.584%, (3-month USD LIBOR
+ 4.25%), 12/31/22.		United States	1,913,731	1,887,418
				9,175,084
Household & Personal Products 0.1%
Spectrum Brands Inc.,
USD Term Loans, 4.17%, (2-month USD LIBOR + 2.00%),
6/23/22	.	United States	4,638	4,649
USD Term Loans, 4.34% - 4.363%, (3-month USD LIBOR +
2.00%), 6/23/22		United States	1,827,443	1,831,726
				1,836,375

|35

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Materials 0.4%
Ashland LLC, Term B Loan, 3.827% - 3.829%, (1-month USD LIBOR
+ 1.75%), 5/17/24	United States	4,227,002	$4,245,495
Chemours Co., Tranche B-2 US$ Term Loan, 3.83%, (1-month USD
LIBOR + 1.75%), 4/03/25	United States	1,770,853	1,766,426
Crown Americas LLC, Term B Loans, 4.077%, (1-month USD LIBOR +
2.00%), 4/03/25	United States	1,962,190	1,970,774
Oxbow Carbon LLC,
Tranche A Term Loan, 4.327%, (1-month USD LIBOR + 2.50%),
1/04/22.	United States	1,311,000	1,315,916
Tranche B Term Loan, 5.827%, (1-month USD LIBOR + 3.75%),
1/04/23.	United States	585,000	593,775
			9,892,386
Media 0.6%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 4.327%, (1-month USD LIBOR + 2.25%), 7/28/25.	United States	114,934	114,839
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.322%, (1-month USD LIBOR +
2.25%), 12/15/23	United States	505,477	506,696
Initial Term Loans, 4.322%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	4,081,931	4,091,772
Charter Communications Operating LLC, Term A-2 Loan, 3.58%,
(1-month USD LIBOR + 1.50%), 3/31/23.	United States	1,208,256	1,209,955
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.322%,
(1-month USD LIBOR + 2.25%), 7/17/25.	United States	2,220,992	2,212,867
Lions Gate Capital Holdings LLC, Term A Loan, 3.814%, (1-month
USD LIBOR + 1.75%), 3/22/23	Canada	148,475	148,660
Mediacom Illinois LLC, Tranche N Term Loan, 3.70%, (1-week USD
LIBOR + 1.75%), 2/15/24	United States	4,520,231	4,531,532
[i,j] Sinclair Television Group Inc., Tranche B-1 Term Loans, TBD, 1/31/25 .	United States	2,611,667	2,612,633
			15,428,954
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bausch Health Companies Inc., Initial Term Loans, 5.092%, (1-month
USD LIBOR + 3.00%), 6/02/25	United States	550,151	551,492
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.375%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	3,420,284	3,429,368
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.20%,
(1-week USD LIBOR + 2.25%), 1/31/25	United States	1,438,716	1,444,629
Syneos Health Inc., Initial Term B Loans, 4.077%, (1-month USD
LIBOR + 2.00%), 8/01/24	United States	4,416,852	4,419,944
			9,845,433
Retailing 0.3%
Ascena Retail Group Inc., Tranche B Term Loan, 6.625%, (1-month
USD LIBOR + 4.50%), 8/21/22	United States	2,802,088	2,572,666
General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.83%,
(1-month USD LIBOR + 8.75%), 3/04/21.	United States	1,542,204	1,496,401
Harbor Freight Tools USA Inc., Refinancing Loans, 4.577%, (1-month
USD LIBOR + 2.50%), 8/19/23	United States	2,716,403	2,710,674
Jo-Ann Stores Inc., Initial Loans, 7.509%, (6-month USD LIBOR +
5.00%), 10/23/23	United States	2,015,695	2,021,994
			8,801,735

|36

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*			Value

[g] Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-4 Term Loan, 3.827%, (1-month
USD LIBOR + 1.75%), 4/29/23	United States	112,434			$112,950
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans,
3.827%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	3,291,395			3,299,623
					3,412,573
Software & Services 0.2%
[i] First Data Corp., Term A Loan, 3.819%, (1-month USD LIBOR +
1.75%), 6/02/20	United States	4,569,323			4,573,901
Rackspace Hosting Inc., Term B Loans, 5.363%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	1,708,111			1,702,244
Wex Inc., Term B-2 Loan, 4.327%, (1-month USD LIBOR + 2.25%),
7/01/23	United States	385,128			386,194
					6,662,339
Technology Hardware & Equipment 0.1%
Ciena Corp., Refinancing Term Loan, 4.586%, (1-month USD LIBOR +
2.50%), 1/28/22	United States	187,147			188,200
CommScope Inc., Tranche 5 Term Loans, 4.077%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	1,174,731			1,181,522
					1,369,722
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 5.08%,
(1-month USD LIBOR + 3.00%), 10/05/23	United States	3,197,324			3,166,150
Global Tel*Link Corp., Term Loan, 6.334%, (3-month USD LIBOR +
4.00%), 5/23/20	United States	259,338			261,081
					3,427,231
Transportation 0.1%
Air Canada, Term Loan, 4.072%, (1-month USD LIBOR + 2.00%),
10/06/23	Canada	46,447			46,659
International Seaways Operating Corp., Initial Term Loans, 8.08%,
(1-month USD LIBOR + 5.50%), 6/22/22.	United States	699,630			700,505
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.83%,
(3-month USD LIBOR + 4.50%), 6/18/20.	Marshall Islands	1,200,338			1,162,828
Navios Maritime Partners LP, Initial Term Loan, 7.33%, (3-month USD
LIBOR + 5.00%), 9/14/20	United States	2,109,377			2,116,408
					4,026,400
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.59%,
(3-month USD LIBOR + 3.25%), 6/28/23.	United States	148,065			148,639
NRG Energy Inc., Term Loan B, 4.084%, (3-month USD LIBOR +
1.75%), 6/30/23	United States	2,116,899			2,115,586
					2,264,225
Total Senior Floating Rate Interests
(Cost $111,344,492)					111,529,717

Foreign Government and Agency Securities 1.3%
[e] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19 .	China	8,000,000			7,942,360
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	11,200,000			11,044,712
Government of Mexico, senior note, M 10, 8.50%, 12/13/18	Mexico	1,060,000	[k]	MXN	5,697,728
[e] Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	1,900,000			1,920,405

|37

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities
(continued)
The Korea Development Bank, senior note, 3.375%, 3/12/23	South Korea	6,500,000		$6,387,322
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	2,350	[l] BRL	640,313
[m] Index Linked, 6.00%, 8/15/18	Brazil	1,810	[l] BRL	1,509,552
Total Foreign Government and Agency Securities
(Cost $36,662,820)				35,142,392

U.S. Government and Agency Securities 13.8%
U.S. Treasury Note,
3.375%, 11/15/19	United States	30,000,000		30,315,234
2.125%, 1/31/21	United States	38,000,000		37,435,195
2.25%, 4/30/21	United States	17,000,000		16,772,227
2.25%, 7/31/21	United States	39,000,000		38,422,617
2.00%, 8/31/21	United States	45,000,000		43,972,559
2.125%, 9/30/21	United States	20,000,000		19,603,125
1.75%, 3/31/22	United States	54,000,000		52,034,062
1.875%, 3/31/22	United States	50,000,000		48,389,649
[n] Index Linked, 1.875%, 7/15/19	United States	9,707,876		9,824,737
[n] Index Linked, 1.375%, 1/15/20	United States	25,429,263		25,592,059
[n] Index Linked, 0.125%, 4/15/21	United States	19,104,832		18,696,429
[n] Index Linked, 0.125%, 1/15/22	United States	40,011,347		39,031,274
Total U.S. Government and Agency Securities
(Cost $387,665,901)				380,089,167

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 36.1%
Automobiles & Components 0.0%†
[o] Countrywide Asset-Backed Certificates, 2002-3, 1A1, FRN, 2.804%,
(1-month USD LIBOR + 0.74%), 5/25/32.	United States	1,530		1,496
Banks 0.4%
[p] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.256%, 7/15/44.	United States	517,415		516,757
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	639,366		610,922
[p] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.757%, 7/10/38	United States	3,818,000		3,520,298
[o] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 3.114%,
(1-month USD LIBOR + 1.05%), 12/25/34	United States	37,559		37,685
[o] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.814%,
(1-month USD LIBOR + 0.75%), 3/25/34.	United States	205,421		206,922
[o] FNMA Connecticut Avenue Securities, 2016-C03, 2M1, FRN, 4.264%,
(1-month USD LIBOR + 2.20%), 10/25/28	United States	1,114,353		1,119,960
[p,q] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49.	United States	2,101,947		2,090,075
[p] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN,
5.757%, 7/10/38	United States	217,270		217,581
[o] Impac Secured Assets Corp., 2004-4, M1, FRN, 2.829%, (1-month
USD LIBOR + 0.765%), 2/25/35.	United States	652,256		653,548
[o] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 2.804%,
(1-month USD LIBOR + 0.74%), 3/25/28.	United States	361,225		348,823
[o] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
2.799%, (1-month USD LIBOR + 0.735%), 1/25/35	United States	110,950		111,124

|38

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks (continued)
[p] Wells Fargo Mortgage Backed Securities Trust,
2005-AR, 1A1, FRN, 3.841%, 2/25/35		United States	1,047,757	$1,075,252
2005-AR9, 2A2, FRN, 3.857%, 10/25/33		United States	136,736	137,050
				10,645,997
Diversified Financials 35.2%
[e,o] Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 3.957%, (3-month USD
LIBOR + 1.65%), 7/20/31		United States	3,000,000	2,999,880
American Express Credit Account Master Trust,
2017-1, B, 2.10%, 9/15/22		United States	13,480,000	13,301,793
2017-6, A, 2.04%, 5/15/23		United States	16,300,000	15,970,999
2018-1, A, 2.67%, 10/17/22		United States	12,000,000	11,951,100
[o] American Home Mortgage Investment Trust,
2004-3, 4A, FRN, 3.907%, (6-month USD LIBOR + 1.50%),
10/25/34		United States	2,104,399	2,088,371
2005-1, 6A, FRN, 4.504%, (6-month USD LIBOR + 2.00%),
6/25/45	.	United States	1,036,131	1,069,678
[o] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 2.889%, (1-month USD LIBOR +
0.825%), 6/25/34		United States	587,098	590,891
[e,o] AMMC CLO XI Ltd.,
2012-11A, BR2, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 4/30/31		United States	1,700,000	1,700,068
2012-11A, CR2, 144A, FRN, 4.239%, (3-month USD LIBOR +
1.90%), 4/30/31		United States	450,000	448,898
2012-11A, DR2, 144A, FRN, 5.189%, (3-month USD LIBOR +
2.85%), 4/30/31		United States	400,000	397,196
[e,o] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.104%, (3-month USD
LIBOR + 1.65%), 4/20/31		United States	5,400,000	5,399,892
[e,o] ARES CLO Ltd., 2018-48A, B, 144A, FRN, 3.919%, (3-month USD
LIBOR + 1.58%), 7/20/30		United States	1,000,000	999,800
[o] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 2.424%, (1-month USD LIBOR + 0.36%),
10/25/35		United States	465,933	467,715
[e,o] Atrium IX, 9A, AR, 144A, FRN, 3.559%, (3-month USD LIBOR +
1.24%), 5/28/30		United States	2,000,000	2,004,680
[e,o] Atrium X, 10A, CR, 144A, FRN, 4.289%, (3-month USD LIBOR +
1.95%), 7/16/25		United States	2,230,000	2,233,657
[e,o] Atrium XI, 2011A, CR, 144A, FRN, 4.497%, (3-month USD LIBOR +
2.15%), 10/23/25		United States	6,750,000	6,767,955
[e,o] Atrium XIII,
2013A, B, 144A, FRN, 3.847%, (3-month USD LIBOR + 1.50%),
11/21/30		United States	1,000,000	1,001,210
2013A, C, 144A, FRN, 4.147%, (3-month USD LIBOR + 1.80%),
11/21/30		United States	1,000,000	997,530
[e,r] Atrium XIV LLC, 14A, B, 144A, FRN, 4.01%, 8/23/30		United States	2,400,000	2,400,048
[e,o] Bain Capital Credit CLO, 2018-1A, A1, 144A, FRN, 3.322%, (3-month
USD LIBOR + 0.96%), 4/23/31		United States	2,000,000	1,987,700
[e] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A,
2.959%, 12/10/30.		United States	3,200,000	3,146,687
[i,p] Bank, 2018-BN13, XA, FRN, 0.671%, 8/15/61.		United States	108,964,554	4,033,868

|39

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[o] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.944%, (1-month USD
LIBOR + 0.88%), 11/25/34	United States	29,602	$29,554
[e,o] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.664%, (1-month
USD LIBOR + 1.60%), 4/25/28	Bermuda	5,870,000	5,898,958
[e,o] Betony CLO 2 Ltd.,
2018-1A, A2, 144A, FRN, 3.709%, (3-month USD LIBOR +
1.60%), 4/30/31	United States	3,500,000	3,495,870
2018-1A, C, 144A, FRN, 5.009%, (3-month USD LIBOR +
2.90%), 4/30/31	United States	300,000	299,616
[e,o] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 3.519%,
(3-month USD LIBOR + 1.18%), 7/15/26.	United States	1,000,000	1,000,490
[e,o] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.698%,
(3-month USD LIBOR + 2.35%), 7/20/29.	United States	1,361,000	1,367,451
[e,o] BlueMountain Fuji U.S. CLO II Ltd.,
2017-2A, A1A, 144A, FRN, 3.559%, (3-month USD LIBOR +
1.20%), 10/20/30	United States	3,500,000	3,529,225
2017-2A, B, 144A, FRN, 4.509%, (3-month USD LIBOR +
2.15%), 10/20/30	United States	1,000,000	1,003,070
[e,o] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 4.048%,
(3-month USD LIBOR + 1.70%), 1/15/30.	United States	500,000	498,255
[e,o] Burnham Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.778%, (3-month
USD LIBOR + 1.43%), 10/20/29.	United States	2,240,000	2,252,342
Capital One Multi-Asset Execution Trust,
[o] 2004-B3, B3, FRN, 2.802%, (1-month USD LIBOR + 0.73%),
1/18/22.	United States	2,220,000	2,227,394
2017-A4, A4, 1.99%, 7/17/23	United States	14,230,000	13,931,869
[e,o] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, AR, 144A, FRN, 3.798%, (3-month USD LIBOR +
1.45%), 1/20/29	United States	2,800,000	2,810,192
2014-1A, A2R2, 144A, FRN, 3.466%, (3-month USD LIBOR +
1.13%), 4/17/31	United States	1,200,000	1,201,508
2014-4RA, A2, 144A, FRN, 3.587%, (3-month USD LIBOR +
1.60%), 7/15/30	United States	12,000,000	11,957,593
[e,o] Carlyle U.S. CLO Ltd.,
2017-1A, A1A, 144A, FRN, 3.648%, (3-month USD LIBOR +
1.30%), 4/20/31	United States	1,000,000	1,001,530
2017-2A, B, 144A, FRN, 4.748%, (3-month USD LIBOR +
2.40%), 7/20/31	United States	2,110,000	2,119,200
2017-3A, B, 144A, FRN, 4.698%, (3-month USD LIBOR +
2.35%), 7/20/29	United States	1,250,000	1,255,138
2017-5A, B, 144A, FRN, 4.148%, (3-month USD LIBOR +
1.80%), 1/20/30	United States	2,200,000	2,192,652
[e,o] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.283%, (3-month
USD LIBOR + 2.95%), 10/18/26.	United States	3,011,300	3,021,840
[e,o] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 3.773%, (3-month USD LIBOR +
1.41%), 11/07/26	United States	2,800,000	2,804,424
2014-22A, BR, 144A, FRN, 5.313%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	4,050,000	4,056,723

|40

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,o] Cent CLO Ltd., 2013-20A, AR, 144A, FRN, 3.435%, (3-month USD
LIBOR + 1.10%), 1/25/26		United States	3,528,721	$3,532,779
[e] Centerline REIT Inc.,
2004-RR3, A2, 144A, 4.76%, 9/21/45		United States	729,029	731,311
2004-RR3, B, 144A, 5.04%, 9/21/45		United States	2,227,000	2,184,397
[o] Chase Issuance Trust, 2014-A5, A5, FRN, 2.442%, (1-month USD
LIBOR + 0.37%), 4/15/21		United States	7,310,000	7,323,347
Citibank Credit Card Issuance Trust,
2017-A3, A3, 1.92%, 4/07/22		United States	11,000,000	10,817,248
2018-A1, A1, 2.49%, 1/20/23		United States	13,700,000	13,522,121
[e,p] COMM 2014-277P Mortgage Trust, 2014-277P, A, 144A, FRN,
3.611%, 8/10/49		United States	2,980,000	2,991,204
[p] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%,
3/01/33		United States	765,462	837,331
[p] Conseco Financial Corp., 1998-6, A8, 6.66%, 6/01/30		United States	4,648,018	4,894,533
[e,p] Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I,
2018-8, 144A, FRN, 9.315%, 6/17/41		United States	4,659,863	4,674,432
[e,o] Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 3.468%, (3-month
USD LIBOR + 1.12%), 4/17/30		United States	1,000,000	996,060
[e] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34		United States	13,365,000	13,260,357
[p] Countrywide Home Loans, 2004-11, 2A1, FRN, 3.633%, 7/25/34		United States	1,545,665	1,548,590
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19		United States	266,583	276,539
[e,p] CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44		United States	2,130,159	2,106,830
Discover Card Execution Note Trust,
[o] 2013-A6, A6, FRN, 2.522%, (1-month USD LIBOR + 0.45%),
4/15/21	.	United States	5,520,000	5,524,217
[o] 2014-A1, A1, FRN, 2.502%, (1-month USD LIBOR + 0.43%),
7/15/21	.	United States	7,690,000	7,702,013
2018-A4, A4, 3.11%, 1/16/24		United States	8,230,000	8,227,304
[e,o] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 3.769%,
(3-month USD LIBOR + 1.43%), 10/15/28		United States	12,415,000	12,439,582
[e,o] Dryden 38 Senior Loan Fund, 2015-38A, A, 144A, FRN, 3.769%,
(3-month USD LIBOR + 1.43%), 7/15/27.		United States	9,642,857	9,646,714
[e,o] Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 3.309%,
(3-month USD LIBOR + 0.97%), 4/15/31.		United States	1,875,000	1,873,725
[e,o] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 4.683%,
(3-month USD LIBOR + 2.35%), 7/18/30.		United States	870,000	873,184
[e,o] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 3.559%, (3-month USD LIBOR +
1.22%), 7/15/30		United States	2,640,000	2,645,148
2017-50A, C, 144A, FRN, 4.589%, (3-month USD LIBOR +
2.25%), 7/15/30		United States	2,150,000	2,156,729
[e,o] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 3.739%, (3-month USD LIBOR +
1.40%), 1/15/31		United States	700,000	687,736
2017-53A, C, 144A, FRN, 4.039%, (3-month USD LIBOR +
1.70%), 1/15/31		United States	1,000,000	986,500
[e,o] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.189%, (3-month USD LIBOR +
0.97%), 4/18/31		United States	1,500,000	1,494,480

|41

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,o] Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.061%, (3-month USD LIBOR +
1.02%), 4/15/31		United States	3,000,000	$2,998,770
[e,o] Dryden CLO Ltd.,
2018-55A, C, 144A, FRN, 3.941%, (3-month USD LIBOR +
1.90%), 4/15/31		United States	600,000	597,750
2018-55A, D, 144A, FRN, 4.891%, (3-month USD LIBOR +
2.85%), 4/15/31		United States	300,000	299,847
2018-58A, A2, 144A, FRN, 3.571%, (3-month USD LIBOR +
1.25%), 7/17/31		United States	1,600,000	1,600,000
2018-58A, B, 144A, FRN, 3.821%, (3-month USD LIBOR +
1.50%), 7/17/31		United States	11,000,000	11,000,000
2018-58A, D, 144A, FRN, 5.021%, (3-month USD LIBOR +
2.70%), 7/17/31		United States	1,000,000	1,000,000
2018-64A, D, 144A, FRN, 4.869%, (3-month USD LIBOR +
2.65%), 4/18/31		United States	500,000	493,795
[e,o] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 3.539%, (3-month
USD LIBOR + 1.20%), 7/15/26		United States	5,266,000	5,268,475
[e,o] Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.953%, (3-month
USD LIBOR + 1.65%), 7/20/30		United States	3,400,000	3,401,768
[o] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%),
2/25/24	.	United States	1,343,744	1,381,265
2014-DN3, M3, FRN, 6.064%, (1-month USD LIBOR + 4.00%),
8/25/24	.	United States	2,353,499	2,578,394
2014-DN4, M3, FRN, 6.614%, (1-month USD LIBOR + 4.55%),
10/25/24		United States	9,232,720	10,279,497
2014-HQ1, M2, FRN, 4.564%, (1-month USD LIBOR + 2.50%),
8/25/24	.	United States	938,585	942,707
2014-HQ1, M3, FRN, 6.164%, (1-month USD LIBOR + 4.10%),
8/25/24	.	United States	5,200,000	5,731,838
014-HQ2, M3, FRN, 5.814%, (1-month USD LIBOR + 3.75%),
9/25/24	.	United States	12,060,000	13,816,655
2014-HQ3, M3, FRN, 6.814%, (1-month USD LIBOR + 4.75%),
10/25/24		United States	3,493,556	3,880,712
2015-DN1, M3, FRN, 6.214%, (1-month USD LIBOR + 4.15%),
1/25/25	.	United States	17,951,999	19,304,588
2015-DNA1, M2, FRN, 3.914%, (1-month USD LIBOR + 1.85%),
10/25/27		United States	9,882,237	10,063,520
2015-DNA1, M3, FRN, 5.364%, (1-month USD LIBOR + 3.30%),
10/25/27		United States	4,500,000	5,031,020
2015-DNA2, M2, FRN, 4.664%, (1-month USD LIBOR + 2.60%),
12/25/27		United States	6,202,957	6,330,662
2015-DNA2, M3, FRN, 5.964%, (1-month USD LIBOR + 3.90%),
12/25/27		United States	18,171,000	20,168,916
2015-DNA3, M2, FRN, 4.914%, (1-month USD LIBOR + 2.85%),
4/25/28	.	United States	5,758,591	5,967,039
2015-HQ1, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%),
/25/25	.	United States	1,596,751	1,602,767
2015-HQ1, M3, FRN, 5.864%, (1-month USD LIBOR + 3.80%),
3/25/25	.	United States	13,295,000	14,252,825

|42

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[o] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-HQ2, M3, FRN, 5.314%, (1-month USD LIBOR + 3.25%),
5/25/25.	United States	6,860,000	$7,710,154
2015-HQA1, M2, FRN, 4.714%, (1-month USD LIBOR + 2.65%),
3/25/28.	United States	6,158,737	6,268,435
2015-HQA2, M2, FRN, 4.864%, (1-month USD LIBOR + 2.80%),
5/25/28.	United States	7,389,701	7,586,931
2016-DNA1, M2, FRN, 4.964%, (1-month USD LIBOR + 2.90%),
7/25/28.	United States	301,428	309,390
2016-DNA1, M3, FRN, 7.614%, (1-month USD LIBOR + 5.55%),
7/25/28.	United States	10,130,000	12,355,360
2016-DNA2, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%),
10/25/28	United States	1,454,197	1,470,595
2016-DNA2, M3, FRN, 6.714%, (1-month USD LIBOR + 4.65%),
10/25/28	United States	10,047,000	11,588,361
2016-HQA1, M2, FRN, 4.814%, (1-month USD LIBOR + 2.75%),
9/25/28.	United States	920,880	940,984
2016-HQA2, M2, FRN, 4.314%, (1-month USD LIBOR + 2.25%),
11/25/28	United States	994,934	1,017,820
2016-HQA2, M3, FRN, 7.214%, (1-month USD LIBOR + 5.15%),
11/25/28	United States	6,230,000	7,421,570
2016-HQA3, M2, FRN, 3.414%, (1-month USD LIBOR + 1.35%),
3/25/29.	United States	250,000	253,873
2018-HQA1, M1, FRN, 2.764%, (1-month USD LIBOR + 0.70%),
9/25/30.	United States	7,907,003	7,914,092
[e,o] Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.189%, (3-month USD LIBOR +
0.85%), 1/16/26	United States	6,385,000	6,376,636
2014-8A, DR, 144A, FRN, 5.389%, (3-month USD LIBOR +
3.05%), 1/16/26	United States	2,000,000	1,999,740
FNMA Connecticut Avenue Securities,
[o] 2013-C01, M1, FRN, 4.064%, (1-month USD LIBOR + 2.00%),
10/25/23	United States	602,282	604,417
[o] 2013-C01, M2, FRN, 7.314%, (1-month USD LIBOR + 5.25%),
10/25/23	United States	3,000,000	3,460,993
[o] 2014-C01, M1, FRN, 3.664%, (1-month USD LIBOR + 1.60%),
1/25/24.	United States	5,166,759	5,198,581
[o] 2014-C02, 1M2, FRN, 4.664%, (1-month USD LIBOR + 2.60%),
5/25/24.	United States	13,645,000	14,512,595
[o] 2014-C03, 1M2, FRN, 5.064%, (1-month USD LIBOR + 3.00%),
7/25/24.	United States	16,010,672	17,149,025
[o] 2014-C03, 2M2, FRN, 4.964%, (1-month USD LIBOR + 2.90%),
7/25/24.	United States	4,027,915	4,300,546
[o] 2014-C04, 1M1, FRN, 6.964%, (1-month USD LIBOR + 4.90%),
11/25/24	United States	13,251,650	15,165,851
[o] 2014-C04, 2M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%),
11/25/24	United States	6,552,231	7,412,242
[o] 2015-C01, 1M2, FRN, 6.364%, (1-month USD LIBOR + 4.30%),
2/25/25.	United States	12,250,753	13,527,612
[o] 2015-C01, 2M2, FRN, 6.614%, (1-month USD LIBOR + 4.55%),
2/25/25.	United States	7,869,612	8,544,056

|43

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
FNMA Connecticut Avenue Securities, (continued)
[o] 2015-C02, 1M2, FRN, 6.064%, (1-month USD LIBOR + 4.00%),
5/25/25.	United States	2,278,866	$2,502,616
[o] 2015-C02, 2M2, FRN, 6.064%, (1-month USD LIBOR + 4.00%),
5/25/25.	United States	9,502,669	10,255,915
[o] 2015-C03, 1M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%),
7/25/25.	United States	13,281,889	15,061,963
[o] 2015-C03, 2M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%),
7/25/25.	United States	8,898,103	9,911,019
[p] 2016-C01, 2M2, FRN, 9.014%, 8/25/28	United States	10,581,976	12,583,685
[o] 2017-C01, 1M2, FRN, 5.614%, (1-month USD LIBOR + 3.55%),
7/25/29.	United States	6,805,000	7,438,197
[o] 2018-C02, 2M1, FRN, 2.714%, (1-month USD LIBOR + 0.65%),
8/25/30.	United States	8,964,366	8,970,175
[e,o] Galaxy XXVII CLO Ltd.,
2018-27A, A, 144A, FRN, 3.373%, (3-month USD LIBOR +
1.02%), 5/16/31	United States	1,500,000	1,500,624
2018-27A, C, 144A, FRN, 5.103%, (3-month USD LIBOR +
2.75%), 5/16/31	United States	250,000	246,288
[p] Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%,
10/15/26	United States	601,896	646,171
[p,s] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.87%,
5/10/50	United States	7,874,801	311,151
[o] GSAA Home Equity Trust,
2005-5, M3, FRN, 3.009%, (1-month USD LIBOR + 0.945%),
2/25/35.	United States	3,599,838	3,628,936
2005-6, A3, FRN, 2.434%, (1-month USD LIBOR + 0.37%),
6/25/35.	United States	173,163	174,617
[o] GSAMP Trust, 2005-HE3, M2, FRN, 3.069%, (1-month USD LIBOR +
1.005%), 6/25/35	United States	366,184	367,091
[p] GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 3.776%, 1/25/35	United States	379,742	376,102
[e,o] Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN,
4.183%, (3-month USD LIBOR + 1.80%), 7/21/31	Cayman Islands	5,000,000	4,981,850
[e,o] HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 4.159%,
(3-month USD LIBOR + 1.80%), 4/28/31.	United States	5,200,000	5,223,764
[e,o] Invitation Homes Trust,
2018-SFR3, A, 144A, FRN, 3.074%, (1-month USD LIBOR +
1.00%), 7/17/37	United States	11,476,568	11,498,087
2017-SFR2, A, 144A, FRN, 2.923%, (1-month USD LIBOR +
0.85%), 12/17/36	United States	14,088,635	14,105,237
[e,o] Jay Park CLO Ltd., 2016-1A, A2, 144A, FRN, 4.148%, (3-month USD
LIBOR + 1.80%), 10/20/27	United States	17,290,000	17,328,902
[p] JP Morgan Chase Commercial Mortgage Securities Trust, 2005-
LPD5, F, FRN, 5.705%, 12/15/44	United States	2,300,132	2,297,454
[p] JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 3.755%, 2/25/34.	United States	63,016	64,651
[e,o] LCM 26 Ltd.,
26A, B, 144A, FRN, 3.748%, (3-month USD LIBOR + 1.40%),
1/20/31.	United States	4,500,000	4,460,625
26A, C, 144A, FRN, 4.148%, (3-month USD LIBOR + 1.80%),
1/20/31.	United States	2,000,000	1,997,960

|44

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,o] LCM XXIII Ltd., 23A, A2, 144A, FRN, 4.198%, (3-month USD LIBOR +
1.85%), 10/20/29	United States	1,000,000	$1,004,860
[o] Lehman XS Trust, 2005-4, 1A4, FRN, 2.624%, (1-month USD LIBOR
+ 0.56%), 10/25/35.	United States	548,060	539,988
[e,o] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 3.711%, (3-month USD LIBOR +
1.375%), 1/17/30	United States	2,400,000	2,398,992
2017-1A, B, 144A, FRN, 4.036%, (3-month USD LIBOR +
1.70%), 1/17/30	United States	1,000,000	991,500
[e,p] Mach One ULC, 2004-1A, M, 144A, FRN, 5.45%, 5/28/40	United States	638,846	630,805
[o] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1,
FRN, 5.314%, (1-month USD LIBOR + 3.25%), 3/25/32	United States	502,085	508,955
[e,o] Madison Park Funding Ltd.,
2018-28A, B, 144A, FRN, 3.937%, (3-month USD LIBOR +
1.60%), 7/15/30	United States	2,000,000	1,998,540
2018-28A, D, 144A, FRN, 5.037%, (3-month USD LIBOR +
2.70%), 7/15/30	United States	500,000	499,620
[e,o] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.037%, (3-month USD LIBOR +
1.70%), 7/27/30	United States	4,000,000	4,016,040
2017-23A, C, 144A, FRN, 4.687%, (3-month USD LIBOR +
2.35%), 7/27/30	United States	1,300,000	1,308,385
[e,o] Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN,
3.478%, (3-month USD LIBOR + 1.13%), 4/20/30	United States	3,061,000	3,061,000
[e,o] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 4.093%, (3-month
USD LIBOR + 1.75%), 11/15/28.	United States	3,000,000	3,007,170
[o] Manufactured Housing Contract Trust Pass Through Certificates,
2001-1, IIM2, FRN, 3.536%, (1-month USD LIBOR + 1.45%),
4/20/32	United States	4,909,109	4,864,197
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 6/25/23	United States	13,520	14,065
2003-6, 2A1, 5.00%, 8/25/18	United States	24,171	24,177
2003-9, 1A1, 5.50%, 12/25/18	United States	1,567	1,568
[p] 2004-11, 2A1, FRN, 5.492%, 11/25/19.	United States	233,561	235,620
2004-4, 5A1, 5.50%, 4/25/19	United States	129,783	130,691
[o] Merrill Lynch Mortgage Investors Trust, 2005-A10, A, FRN, 2.274%,
(1-month USD LIBOR + 0.21%), 2/25/36.	United States	2,604,337	2,517,538
[o] Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN,
2.684%, (1-month USD LIBOR + 0.62%), 10/25/28	United States	660,148	656,950
[p] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.361%, 11/12/37	United States	598,609	597,649
[e,p] Mill City Mortgage Loan Trust,
2017-3, A1, 144A, FRN, 2.75%, 1/25/61	United States	8,993,065	8,830,477
2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	6,451,793	6,418,518

|45

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,p] Morgan Stanley Capital I Trust, 2011-C1, A4, 144A, FRN, 5.033%,
9/15/47	United States	3,906,230	$4,034,392
[e,o] Neuberger Berman CLO Ltd., 2017-26A, B, 144A, FRN, 3.833%,
(3-month USD LIBOR + 1.50%), 10/18/30	United States	1,078,945	1,078,319
[e,o] Neuberger Berman CLO XVI-S Ltd.,
2017-16SA, B, 144A, FRN, 3.589%, (3-month USD LIBOR +
1.25%), 1/15/28	United States	400,000	395,500
2017-16SA, C, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 1/15/28	United States	400,000	396,264
[e,o] Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, C, 144A,
FRN, 4.039%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	500,000	499,650
[o] New York Mortgage Trust, 2005-3, M1, FRN, 2.739%, (1-month USD
LIBOR + 0.675%), 2/25/36	United States	306,591	279,229
[e,o] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.869%, (3-month
USD LIBOR + 1.55%), 2/26/31	United States	6,600,000	6,603,630
[e] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	United States	5,834,000	5,971,315
[e,o] OBX Trust, 2018-1, A2, 144A, FRN, 2.714%, (1-month USD LIBOR +
0.65%), 6/25/57	United States	5,025,267	5,039,311
[e,o] Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN,
5.039%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	1,000,000	991,420
[e,o] Octagon Investment Partners 26 Ltd.,
2016-1A, A2R, 144A, FRN, 3.689%, (3-month USD LIBOR +
1.35%), 7/15/30	United States	1,600,000	1,601,472
2016-1A, BR, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 7/15/30	United States	2,000,000	1,999,480
[e,o] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
4.748%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	280,761	281,589
[e,o] Octagon Investment Partners 35 Ltd., 2018-1A, A1B, 144A, FRN,
3.448%, (3-month USD LIBOR + 1.10%), 1/20/31	United States	2,000,000	2,001,600
[e,o] Octagon Investment Partners 37 Ltd., 2018-2A, A2, 144A, FRN,
3.94%, (3-month USD LIBOR + 1.58%), 7/25/30	United States	1,000,000	1,000,020
[e,o] Octagon Investment Partners XVI Ltd., 2013-1A, BR, 144A, FRN,
3.936%, (3-month USD LIBOR + 1.60%), 7/17/30	United States	4,000,000	3,999,360
[e,o] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
3.485%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	3,500,000	3,504,655
[e,o] Octagon Investment Partners XXIII Ltd.,
2015-1A, CR, 144A, FRN, 4.111%, (3-month USD LIBOR +
1.85%), 7/15/27	United States	250,000	250,170
2015-1A, DR, 144A, FRN, 4.811%, (3-month USD LIBOR +
2.55%), 7/15/27	United States	300,000	298,485
[e] Progress Residential Trust,
2015-SFR2, A, 144A, 2.74%, 6/12/32	United States	863,029	851,034
2017-SFR1, A, 144A, 2.768%, 8/17/34	United States	408,687	395,156
[r] 2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	2,967,000	2,970,940
[o] RAAC, 2004-SP1, AII, FRN, 2.764%, (1-month USD LIBOR + 0.70%),
3/25/34	United States	391,161	384,204
[e] Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 3.985%, 7/25/31 .	United States	700,000	700,000
[e,o] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.464%, (1-month USD
LIBOR + 1.40%), 3/25/28	United States	5,790,000	5,803,118
[p] Structured ARM Loan Trust, 2004-12, 3A1, FRN, 3.907%, 9/25/34	United States	2,129,617	2,130,405

|46

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[o] Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A,
FRN, 2.782%, (1-month USD LIBOR + 0.70%), 2/19/35	United States	1,501,400	$1,489,690
[e,o] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
4.685%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	583,989	585,274
[e,o] TCI-Flatiron CLO Ltd., 2017-1A, C, 144A, FRN, 4.171%, (3-month
USD LIBOR + 1.85%), 11/17/30.	United States	500,000	497,715
Thornburg Mortgage Securities Trust,
[o] 2004-3, A, FRN, 2.804%, (1-month USD LIBOR + 0.74%),
9/25/44.	United States	888,770	878,120
[p] 2005-1, A3, FRN, 3.477%, 4/25/45	United States	282,585	285,068
[e] Towd Point Mortgage Trust,
[p] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	997,880	1,002,424
[p] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	United States	1,576,920	1,567,503
[p] 2016-1, A1, 144A, FRN, 3.50%, 2/25/55	United States	6,570,570	6,568,762
[p] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	11,777,712	11,539,158
[p] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	16,397,012	15,995,878
[p] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56.	United States	5,210,833	5,095,004
[p] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56.	United States	14,980,092	14,731,383
[p] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	15,402,353	15,115,187
[p] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	12,452,590	12,175,376
[o] 2017-5, A1, 144A, FRN, 2.664%, (1-month USD LIBOR + 0.60%),
2/25/57.	United States	4,262,709	4,274,339
[p] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	3,202,585	3,153,804
[p] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	United States	8,434,869	8,353,623
[p] 2018-3, A1, 144A, FRN, 3.75%, 5/25/58	United States	13,542,077	13,553,647
[p] 2018-3, A1A, 144A, FRN, 3.50%, 3/25/54	United States	3,414,835	3,415,876
[e,o] Voya CLO Ltd.,
2018-2A, A2, 144A, FRN, 3.624%, (3-month USD LIBOR +
1.25%), 7/15/31	United States	2,500,000	2,499,250
2012-4A, A2R, 144A, FRN, 4.189%, (3-month USD LIBOR +
1.85%), 10/15/28	United States	7,660,000	7,671,260
2013-2A, CR, 144A, FRN, 5.085%, (3-month USD LIBOR +
2.75%), 4/25/31	United States	375,000	371,820
2014-1A, CR2, 144A, FRN, 5.133%, (3-month USD LIBOR +
2.80%), 4/18/31	United States	600,000	599,898
2017-3A, B, 144A, FRN, 4.698%, (3-month USD LIBOR +
2.35%), 7/20/30	United States	507,690	509,777
2018-2A, D, 144A, FRN, 5.124%, (3-month USD LIBOR +
2.75%), 7/15/31	United States	300,000	299,115
[o] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 2.334%, (1-month USD LIBOR +
0.27%), 12/25/45	United States	2,693,298	2,699,841
2005-AR8, 1A1A, FRN, 2.644%, (1-month USD LIBOR + 0.58%),
7/25/45.	United States	1,025,426	1,034,415
[e,o] Webster Park CLO Ltd., 2015-1A, A2R, 144A, FRN, 3.948%, (3-month
USD LIBOR + 1.60%), 7/20/30	United States	1,750,000	1,749,702
Wells Fargo Commercial Mortgage Trust, 2016-NXS6, A2, 2.399%,
11/15/49	United States	6,534,000	6,355,345
[p] Wells Fargo Mortgage Backed Securities Trust,
2004-W, A9, FRN, 3.753%, 11/25/34	United States	85,488	87,963
2005-AR10, 2A3, FRN, 4.011%, 6/25/35	United States	486,740	492,018

|47

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,o] West CLO Ltd.,
2014-1A, A2R, 144A, FRN, 3.683%, (3-month USD LIBOR +
1.35%), 7/18/26	United States	1,360,000	$1,360,639
2014-1A, BR, 144A, FRN, 4.183%, (3-month USD LIBOR +
1.85%), 7/18/26	United States	2,410,000	2,415,688
			967,027,255
Real Estate 0.5%
[e] American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52	United States	5,774,921	5,708,018
[e,o] Colony American Homes, 2015-1A, A, 144A, FRN, 3.278%, (1-month
USD LIBOR + 1.20%), 7/17/32	United States	9,358,065	9,367,867
[e,q] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	498,986	496,411
			15,572,296
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $992,061,258)			993,247,044

Mortgage-Backed Securities 0.9%
[t] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.1%
FHLMC, 3.683% - 4.159%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37	United States	2,006,931	2,118,723
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	112,117	113,707
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	21,096	21,670
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	129,880	138,382
			273,759
[t] Federal National Mortgage Association (FNMA) Adjustable Rate
0.7%
FNMA, 2.975% - 3.043%, (1-month USD LIBOR +/- MBS Margin),
4/01/28 - 7/01/34	United States	287,325	295,914
FNMA, 2.873% - 3.458%, (US 3 Year CMT T-Note +/- MBS Margin),
3/01/21 - 6/01/34	United States	72,953	75,015
FNMA, 2.868% - 3.488%, (Federal COF +/- MBS Margin), 1/01/29 -
10/01/29	United States	14,811	15,207
FNMA, 2.757% - 3.967%, (1 Year CMT +/- MBS Margin), 1/01/31 -
6/01/43	United States	159,364	163,156
FNMA, 4.044%, (US 5 Year CMT T-Note +/- MBS Margin), 2/01/30	United States	68,644	71,617
FNMA, 2.757% - 4.291%, (US 1 Year CMT T-Note +/- MBS Margin),
2/01/21 - 10/01/44	United States	3,200,433	3,311,732
FNMA, 4.375%, (6-month US T-Bill +/- MBS Margin), 8/01/32	United States	105,834	107,785
FNMA, 3.084% - 4.583%, (12-month USD LIBOR +/- MBS Margin),
11/01/32 - 2/01/44	United States	13,501,955	14,181,461
FNMA, 3.148% - 5.172%, (6-month USD LIBOR +/- MBS Margin),
9/01/22 - 8/01/37	United States	1,428,544	1,466,864
FNMA, 2.00% - 5.75%, (11th District COF +/- MBS Margin), 5/01/19 -
12/01/36	United States	140,997	144,758
			19,833,509

|48

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA 15 Year, 3.50%, 10/01/25	United States	943,126	$952,213
FNMA 15 Year, 4.00%, 12/01/25	United States	1,407,392	1,442,549
FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	1,032,285	1,066,315
FNMA 30 Year, 5.00%, 3/01/38	United States	24,662	26,138
			3,487,215
[t] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 2.625% - 2.75%, (US 1 Year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26	United States	20,384	20,875
Total Mortgage-Backed Securities
(Cost $25,802,694)			25,734,081

Municipal Bonds 0.8%
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 3.389%, 1/01/20	United States	5,900,000	5,928,792
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	United States	6,500,000	6,802,640
San Jose RDA Successor Agency Tax Allocation,
Senior, Refunding, Series A-T, 2.48%, 8/01/21	United States	1,595,000	1,565,875
Senior, Refunding, Series A-T, 2.63%, 8/01/22	United States	5,320,000	5,196,151
Texas State GO, Transportation Commission-Highway Improvement,
Series A, 5.00%, 4/01/21	United States	2,685,000	2,907,425
Total Municipal Bonds (Cost $22,547,765)			22,400,883

		Shares

Escrows and Litigation Trusts 0.0%
[a,b] NewPage Corp., Litigation Trust.	United States	500,000	—
[a,b] T-Mobile USA Inc., Escrow Account	United States	1,800,000	—
Total Escrows and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments
(Cost $2,704,469,114)			2,679,857,459

Short Term Investments (Cost $67,648,149) 2.5%

Money Market Funds 2.5%
[d,u] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	67,648,149	67,648,149
Total Investments (Cost $2,772,117,263) 100.0%			2,747,505,608
Other Assets, less Liabilities 0.0%†			440,533
Net Assets 100.0%			$2,747,946,141

|49

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 7 regarding investments in affiliated management investment companies.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2018, the aggregate value of these securities was $732,202,452, representing 26.7% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2018, the aggregate value of these securities was $13,242,373, representing 0.5% of net assets.
gThe coupon rate shown represents the rate at period end.
hIncome may be received in additional securities and/or cash.
iSecurity purchased on a delayed delivery basis.
jA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
kPrincipal amount is stated in 100 Mexican Peso Units.
lPrincipal amount is stated in 1,000 Brazilian Real Units.
mRedemption price at maturity and coupon payment are adjusted for inflation.
nPrincipal amount of security is adjusted for inflation.
oThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
pAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
qThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
rSecurity purchased on a when-issued basis.
sInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
tAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
uThe rate shown is the annualized seven-day effective yield at period end.

At July 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Canadian 10 Yr. Bond	Long	49	$5,076,668	9/19/18	$(18,951)
CME Ultra Long Term U.S. Treasury Bond	Short	5	784,531	9/19/18	10,143
U.S. Treasury 2 Yr. Note	Long	1,656	350,037,000	9/28/18	(1,634,265)
U.S. Treasury 5 Yr. Note	Short	254	28,733,750	9/28/18	188,984
U.S. Treasury 10 Yr. Note	Short	244	29,138,938	9/19/18	230,353
Total Futures Contracts.					$(1,223,736)

*As of period end.

|50

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At July 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Contract	Settlement	Unrealized Unrealized
Currency		Counterparty[a] Type		Quantity	Amount	Date	Appreciation Depreciation
OTC Forward Exchange Contracts
Euro		BZWS	Sell	194,860	$243,495	9/19/18		$14,720	$—
Euro		CITI	Sell	391,262	489,113	9/19/18		29,751	—
Euro		DBAB	Buy	6,283,000	7,568,627	9/19/18		—	(192,063)
Euro		DBAB	Sell	12,550,136	15,680,265	9/19/18		945,762	—
Euro		GSCO	Sell	420,000	525,084	9/19/18		31,982	—
Euro		JPHQ	Sell	294,000	342,260	9/19/18		—	(2,911)
Euro		JPHQ	Sell	6,165,354	7,703,734	9/19/18		465,291	—
Polish Zloty		JPHQ	Buy	7,680,000	2,270,275	9/19/18		—	(166,354)
Swedish Krona		JPHQ	Buy	32,420,000	3,945,479	9/19/18		—	(240,829)
Australian Dollar		JPHQ	Buy	5,130,000	3,815,935	10/09/18		—	(2,522)
Australian Dollar		JPHQ	Sell	5,130,000	3,984,445	10/09/18		171,033	—
Brazilian Real		JPHQ	Buy	7,500,000	2,160,250	10/09/18		—	(175,712)
Canadian Dollar		JPHQ	Sell	3,300,000	2,626,030	10/09/18		86,035	—
Indian Rupee		DBAB	Buy	135,900,000	2,059,091	10/09/18		—	(93,372)
Indian Rupee		JPHQ	Buy	295,000,000	4,458,760	10/09/18		—	(191,746)
Indian Rupee		JPHQ	Sell	150,000,000	2,180,867	10/09/18		11,199	—
Indonesian Rupiah		JPHQ	Buy	67,630,000,000	4,838,876	10/09/18		—	(183,727)
Indonesian Rupiah		JPHQ	Sell	22,265,000,000	1,549,948	10/09/18		17,390	—
Mexican Peso		JPHQ	Buy	73,200,000	3,590,752	10/09/18		291,981	—
Mexican Peso		JPHQ	Buy	73,650,000	3,918,950	10/09/18		—	(12,348)
Mexican Peso		JPHQ	Sell	88,500,000	4,591,829	10/09/18		—	(102,459)
Total Forward Exchange Contracts							$2,065,144		$(1,364,043)
Net unrealized appreciation (depreciation)								$701,101

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront		Unrealized
	Received	Payment Counter-		Maturity	Notional	Payments		Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value		(Receipts) (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
Government of Turkey	(1.00)%	Quarterly		6/20/23	$952,000	$86,599	$40,987	$45,612
NavientCorp	(5.00)%	Quarterly		3/20/19	2,350,000	(83,054)	(61,601)	(21,453)
Contracts to Sell Protection[d,e]
Single Name
Government of Indonesia .	1.00%	Quarterly		6/20/23	2,700,000	(11,555)	4,180	(15,735)	BBB-
Traded Index
CDX.EM.29	1.00%	Quarterly		6/20/23	6,800,000	(193,362) (127,762)		(65,600) Investment
									Grade

|51

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
CDX.NA.HY.30	5.00%	Quarterly		6/20/23	$57,700,000	$4,372,102	$3,349,799	$1,022,303	Non-
									Investment
									Grade
Total Centrally Cleared Swap Contracts						$4,170,730	$3,205,603	$965,127
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	$7,600,000	$(1,208,169)	$(800,138)	$(408,031)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	1,500,000	(242,703)	(240,318)	(2,385)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	800,000	(129,441)	(129,607)	166
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	1,900,000	(307,424)	(305,988)	(1,436)
American Airlines
GroupInc	(5.00)%	Quarterly	CITI	12/20/19	1,780,000	(109,939)	(101,747)	(8,192)
BestBuyCo.Inc	(5.00)%	Quarterly	BZWS	6/20/22	950,000	(160,599)	(126,667)	(33,932)
BestBuyCo.Inc	(5.00)%	Quarterly	CITI	6/20/22	2,800,000	(473,344)	(358,336)	(115,008)
BestBuyCo.Inc	(5.00)%	Quarterly	JPHQ	6/20/22	1,500,000	(253,577)	(206,377)	(47,200)
CSCHoldingsLLC	(5.00)%	Quarterly	GSCO	9/20/18	3,500,000	(43,393)	(10,066)	(33,327)
CSCHoldingsLLC	(5.00)%	Quarterly	GSCO	3/20/19	3,000,000	(106,054)	(22,719)	(83,335)
DISHDBSCorp	(5.00)%	Quarterly	JPHQ	6/20/21	4,400,000	(251,278)	(210,120)	(41,158)
GovernmentofItaly	(1.00)%	Quarterly	BZWS	6/20/23	4,100,000	49,259	43,659	5,600
Nabors Industries Inc	(1.00)%	Quarterly	JPHQ	6/20/20	1,950,000	(8,506)	33,355	(41,861)
NavientCorp	(5.00)%	Quarterly	JPHQ	3/20/20	1,150,000	(84,683)	(68,577)	(16,106)
PHHCorp	(5.00)%	Quarterly	GSCO	9/20/19	1,800,000	(101,969)	5,286	(107,255)
SanminaCorp	(5.00)%	Quarterly	GSCO	6/20/19	6,500,000	(316,421)	(253,729)	(62,692)
Tenet Healthcare Corp	(5.00)%	Quarterly	DBAB	3/20/19	1,825,000	(63,948)	(30,395)	(33,553)
Contracts to Sell Protection[d,e]
Single Name
AmericanTowerCorp	1.00%	Quarterly	GSCO	3/20/21	6,500,000	(17,317)	(64,199)	46,882	BBB-
DishDBSCorp	5.00%	Quarterly	JPHQ	6/20/23	4,400,000	(159,799)	(36,042)	(123,757)	B
GeneralElectricCo	1.00%	Quarterly	CITI	12/20/22	6,660,000	105,206	59,256	45,950	A
Government of Argentina	5.00%	Quarterly	BZWS	6/20/23	1,135,000	44,164	24,389	19,775	B+
GovernmentofBrazil	1.00%	Quarterly	CITI	6/20/23	1,725,000	(82,615)	(74,265)	(8,350)	BB-
Government of Colombia	1.00%	Quarterly	BZWS	6/20/23	2,700,000	(3,620)	(16,742)	13,122	BBB-
Government of Colombia	1.00%	Quarterly	CITI	6/20/23	2,700,000	(3,620)	(6,904)	3,284	BBB-
Government of Indonesia .	1.00%	Quarterly	JPHQ	6/20/23	2,525,000	(10,806)	(30,296)	19,490	BBB-
GovernmentofItaly	1.00%	Quarterly	BZWS	6/20/23	4,100,000	(195,336)	(191,454)	(3,882)	NR
Government of Mexico	1.00%	Quarterly	CITI	6/20/23	5,025,000	(26,322)	(48,067)	21,745	BBB+
Government of Mexico	1.00%	Quarterly	JPHQ	6/20/23	2,700,000	(14,143)	(19,263)	5,120	BBB+
Nabors Industries Inc	1.00%	Quarterly	JPHQ	6/20/22	1,950,000	(110,529)	(198,511)	87,982	BB
Simon Property Group LP .	1.00%	Quarterly	CITI	6/20/22	4,500,000	103,674	9,765	93,909	A
Simon Property Group LP .	1.00%	Quarterly	JPHQ	6/20/22	5,475,000	126,137	41,994	84,143	A

|52

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index
[f]Citibank Bespoke
Cambridge Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	12/20/19	$2,700,000	$(447,594)	$(306,989)	$(140,605)	Non-
									Investment
									Grade
[f]Citibank Bespoke Hong
Kong Index, Mezzanine
Tranche3-5%	1.00%	Quarterly	CITI	12/20/18	7,000,000	16,232	(58,289)	74,521	Non-
									Investment
									Grade
[f]Citibank Bespoke Index,
Mezzanine Tranche
6-10%.	0.63%	Quarterly	CITI	12/20/18	10,000,000	9,555	—	9,555	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/19	1,300,000	(84,769)	(136,523)	51,754	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Mezzanine Tranche
3-7%	0.79%	Quarterly	CITI	6/20/19	4,000,000	(13,192)	—	(13,192)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	2,100,000	(318,113)	(293,092)	(25,021)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%.	0.40%	Quarterly	CITI	12/20/19	4,000,000	7,897	—	7,897	Non-
									Investment
									Grade
Total OTC Swap Contracts						$(4,887,099)	$(4,127,716)	$(759,383)
Total Credit Default Swap Contracts						$(716,369)	$(922,113)	$205,744

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

|53

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
Collateral
Pledged
Counterparty	(Received)
BZWS	$270,000
CITI	1,370,000
GSCO	600,000
JPHQ	3,090,000
Total collateral	$5,330,000

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

At July 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Fixed 2.393%	Semi-Annual		7,916,500		USD
Pay Fixed 0.50%.	Annual	JPHQ	4/09/20	7,100,000	EUR	$(522,457)
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly		1,743,000		USD
Pay Fixed 2.50%.	Annual	CITI	5/04/21	1,500,000	EUR	(5,004)
Total Cross Currency Swap Contracts						$(527,461)

At July 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
						Value/
						Unrealized
		Payment	Maturity	Notional		Appreciation
Description		Frequency	Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 2.806%		Semi-Annual
PayFloating3-monthUSDLIBOR		Quarterly	5/24/20	$66,800,000		$(14,795)
Receive Fixed 2.25%		Semi-Annual
PayFloating3-monthUSDLIBOR		Quarterly	9/19/20	105,300,000		(670,458)
Receive Fixed 2.25%		Semi-Annual
PayFloating3-monthUSDLIBOR		Quarterly	9/19/20	80,000,000		(422,569)
Total Interest Rate Swap Contracts.						$(1,107,822)

|54

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At July 31, 2018, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
Value/
Unrealized
			Payment	Maturity	Notional	Appreciaton
Description		Frequency		Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U		At maturity
Pay Fixed 1.96%		At maturity		8/31/24	$25,200,000	$770,374

At July 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
Value/
Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
iBoxxUSDLiquidHighYieldIndex	3-month USD LIBOR	Quarterly	CITI	9/20/18	$9,400,000	$170,678

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 103.

|55

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Real Return Fund
	Country	Shares			Value

Common Stocks 12.1%
Energy 7.2%
Anadarko Petroleum Corp	United States	23,700			$1,733,655
Canadian Natural Resources Ltd	Canada	33,700			1,234,768
Chevron Corp	United States	13,700			1,729,899
Exxon Mobil Corp	United States	15,277			1,245,228
Halliburton Co	United States	33,300			1,412,586
Noble Energy Inc	United States	27,400			988,866
Occidental Petroleum Corp	United States	18,200			1,527,526
Pioneer Natural Resources Co	United States	4,700			889,569
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,800			1,353,726
Schlumberger Ltd	United States	20,850			1,407,792
[a] Weatherford International PLC	United States	119,400			404,766
					13,928,381
Materials 4.9%
BHP Billiton PLC, ADR	United Kingdom	32,700			1,512,702
DowDuPont Inc	United States	26,600			1,829,282
Freeport-McMoRan Inc	United States	53,046			875,259
Goldcorp Inc	Canada	101,600			1,270,000
Nucor Corp	United States	21,000			1,405,530
Nutrien Ltd	Canada	19,624			1,063,817
Rio Tinto PLC, ADR	Australia	27,700			1,537,350
					9,493,940
Total Common Stocks (Cost $21,881,536)					23,422,321

Management Investment Companies 10.5%
Diversified Financials 10.5%
[b] Franklin Pelagos Commodities Strategy Fund, Class R6	United States	897,760			5,961,127
iShares Global Infrastructure ETF	United States	95,000			4,156,250
SPDR Dow Jones REIT ETF	United States	109,700			10,340,322
Total Management Investment Companies (Cost $15,329,164) .					20,457,699

		Principal
		Amount*

Foreign Government and Agency Securities (Cost $1,971,666)
0.5%
[c] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	Brazil	1,270	[d]	BRL	1,059,189
U.S. Government and Agency Securities 72.3%
[e] U.S. Treasury Bond, Index Linked, 0.625%, 1/15/24	United States	8,085,772			8,006,480
[e] U.S. Treasury Note,
Index Linked, 2.125%, 1/15/19	United States	28,119,764			28,203,428
Index Linked, 0.125%, 4/15/19	United States	19,646,004			19,472,055
Index Linked, 1.875%, 7/15/19	United States	24,740,947			25,038,772
Index Linked, 1.375%, 1/15/20	United States	12,330,750			12,409,690
Index Linked, 0.125%, 4/15/20	United States	10,204,799			10,050,585
Index Linked, 0.125%, 4/15/21	United States	12,312,003			12,048,810
Index Linked, 0.625%, 7/15/21	United States	7,031,528			7,010,690
Index Linked, 0.125%, 7/15/24	United States	8,475,340			8,171,373

Quarterly Statement of Investments | See Notes to Statements of Investments. | 56

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities (continued)
[e] U.S. Treasury Note, (continued)
Index Linked, 0.25%, 1/15/25	United States	10,302,031	$9,933,241
Total U.S. Government and Agency Securities
(Cost $142,306,822)			140,345,124
Total Investments before Short Term Investments
(Cost $181,489,188)			185,284,333

Short Term Investments (Cost $9,197,950) 4.8%

Repurchase Agreements 4.8%
[f] Joint Repurchase Agreement, 1.906%, 8/01/18 (Maturity Value $9,198,437)
BNP Paribas Securities Corp. (Maturity Value $3,261,214)
Deutsche Bank Securities Inc. (Maturity Value $1,045,494)
HSBC Securities (USA) Inc. (Maturity Value $4,891,729)
Collateralized by U.S. Government Agency Securities, 3.50% - 4.50%, 6/20/44 -
8/20/47 [g]U.S. Treasury Bill, 8/02/18 - 7/18/19; U.S. Treasury Bond, 7.875% -
9.00%, 11/15/18 - 8/15/21; U.S. Treasury Note, 0.75% - 4.00%, 8/15/18 -
5/15/23; and U.S. Treasury Note, Index Linked, 0.625% - 2.125%, 1/15/19 -
4/15/23 (valued at$9,381,973)	United States	9,197,950	9,197,950
Total Investments (Cost $190,687,138) 100.2%			194,482,283
Other Assets, less Liabilities (0.2)%			(334,875)
Net Assets 100.0%			$194,147,408

See Abbreviations on page 103.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cRedemption price at maturity and coupon payment are adjusted for inflation.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
ePrincipal amount of security is adjusted for inflation.
fInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2018, all repurchase agreements had been entered into on that date.
gThe security was issued on a discount basis with no stated coupon rate.

|57

FRANKLIN INVESTORS SECURITIES TRUST

Consolidated Statement of Investments, July 31, 2018 (unaudited)
Franklin Total Return Fund
		Shares/
	Country	Warrants		Value
Common Stocks and Other Equity Interests 0.0%†
Consumer Services 0.0%†
a,aa,b Turtle Bay Resort.	United States	1,550,568		$280,415
Energy 0.0%†
[a] Halcon Resources Corp	United States	229,059		895,621
[a] Halcon Resources Corp., wts., 9/09/20	United States	20,425		2,247
[a] Linn Energy Inc	United States	13,179		548,246
				1,446,114
Materials 0.0%†
[a] Verso Corp., A.	United States	6,954		145,130
[a] Verso Corp., wts., 7/25/23	United States	732		1,647
				146,777
Retailing 0.0%†
[a,b,c] K2016470219 South Africa Ltd., A	South Africa	28,762,824		21,801
[a,b,c] K2016470219 South Africa Ltd., B	South Africa	2,862,311		2,170
				23,971
Total Common Stocks and Other Equity Interests
(Cost $6,835,833)				1,897,277

Management Investment Companies 3.8%
Diversified Financials 3.8%
[d] Franklin Flexible Alpha Bond Fund, Class R6	United States	10,172,940		99,593,083
[d] Franklin Liberty Investment Grade Corporate ETF	United States	400,000		9,488,000
[d] Franklin Liberty Senior Loan ETF	United States	249,900		6,286,584
[d] Franklin Lower Tier Floating Rate Fund	United States	997,589		9,756,421
[d] Franklin Middle Tier Floating Rate Fund	United States	1,889,310		17,853,981
Invesco Senior Loan ETF	United States	726,910		16,733,468
Total Management Investment Companies
(Cost $160,790,341)				159,711,537
Preferred Stocks (Cost $2,325,000) 0.1%
Diversified Financials 0.1%
[e] Citigroup Capital XIII, 8.137%, pfd	United States	93,000		2,503,560

		Principal
		Amount*
Corporate Bonds 36.4%
Automobiles & Components 0.2%
Delphi Corp., senior bond, 4.15%, 3/15/24	United States	5,100,000		5,107,071
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	3,000,000		3,037,500
				8,144,571
Banks 6.4%
[f] Banca Monte dei Paschi di Siena SpA, secured note, Reg S,
2.125%, 11/26/63.	Italy	20,000,000	EUR	24,208,029
Bank of America Corp.,
senior bond, 3.875%, 8/01/25	United States	6,000,000		5,991,206
senior note, 3.50%, 4/19/26	United States	20,400,000		19,788,636

Quarterly Statement of Investments | See Notes to Statements of Investments. | 58

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
[f] Barclays Bank PLC, senior sub. bond, Reg S, 6.00%, 1/14/21	United Kingdom	8,000,000	EUR	$10,494,212
Barclays PLC, sub. note, 4.375%, 9/11/24	United Kingdom	500,000		486,472
Citigroup Inc.,
senior bond, 8.125%, 7/15/39	United States	4,400,000		6,386,566
senior note, 3.40%, 5/01/26	United States	20,000,000		19,125,879
HSBC Holdings PLC,
senior note, 3.60%, 5/25/23	United Kingdom	12,700,000		12,622,022
senior note, 4.30%, 3/08/26	United Kingdom	14,800,000		14,986,554
[g] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27.	India	11,200,000		10,256,288
Industrial & Commercial Bank of China Ltd., senior note, 2.957%,
11/08/22	China	11,300,000		10,894,725
[g] Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	1,000,000		1,042,430
JPMorgan Chase & Co.,
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	10,400,000		10,723,232
senior bond, 3.30%, 4/01/26	United States	22,000,000		21,157,662
senior bond, 3.20%, 6/15/26	United States	10,800,000		10,268,197
senior note, 2.40%, 6/07/21	United States	10,000,000		9,756,246
senior note, 3.25%, 9/23/22	United States	11,400,000		11,331,518
[g] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%,
2/05/19	Germany	7,000,000		6,976,130
PHH Corp., senior note, 7.375%, 9/01/19	United States	5,400,000		5,602,500
Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	11,500,000		11,246,652
SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		5,824,934
[f] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%,
11/04/22	Turkey	3,100,000	EUR	3,528,245
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual.	United States	5,500,000		5,526,125
sub. bond, 4.65%, 11/04/44	United States	10,000,000		9,847,503
[g] Westpac Banking Corp., senior secured note, 144A, 2.25%,
11/09/21	Australia	10,800,000		10,580,760
[g] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	9,750,000		9,729,769
				268,382,492
Capital Goods 1.4%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	6,000,000		5,842,500
[g] Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		11,140,551
[g] BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	2,000,000		2,019,980
[g] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	6,600,000		6,181,230
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	3,400,000		3,391,500
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	4,600,000		4,293,042
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25.	United States	3,100,000		3,069,000
Lockheed Martin Corp., senior bond, 4.70%, 5/15/46	United States	13,900,000		15,033,933
Tennant Co., senior note, 5.625%, 5/01/25	United States	2,600,000		2,600,000
[g] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,100,000		1,100,330
[g] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	4,100,000		4,064,125
				58,736,191
Commercial & Professional Services 0.5%
[g] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	4,100,000		3,920,625
[g] Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	6,000,000		5,595,000
Republic Services Inc., senior note, 2.90%, 7/01/26	United States	4,500,000		4,174,377

|59

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Commercial & Professional Services (continued)
[g] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	8,100,000	$7,087,500
			20,777,502
Consumer Durables & Apparel 0.1%
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	4,900,000	4,624,375
Consumer Services 0.9%
[g] 1011778 BC ULC/New Red Finance Inc., secured note, second lien,
144A, 5.00%, 10/15/25	Canada	5,500,000	5,300,625
[g] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	6,000,000	6,090,000
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	18,400,000	18,008,922
[g] Stars Group Holdings BV/Stars Group US Co-Borrower LLC, senior
note, 144A, 7.00%, 7/15/26	Canada	2,500,000	2,578,000
[g] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.25%, 5/15/27	United States	5,500,000	5,177,480
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000	3,060,000
			40,215,027
Diversified Financials 2.7%
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%,
12/15/29	United States	6,085,200	5,759,520
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23.	United States	6,000,000	5,848,385
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	9,700,000	9,134,413
[g] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	2,800,000	2,800,000
GE Capital International Funding Co., senior bond, 3.373%,
11/15/25	United States	17,000,000	16,337,325
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25	United States	7,700,000	7,541,797
senior note, 3.75%, 2/25/26	United States	21,300,000	20,728,037
Morgan Stanley,
senior bond, 4.30%, 1/27/45	United States	10,000,000	9,776,492
senior note, 3.875%, 1/27/26	United States	20,500,000	20,224,432
Navient Corp.,
senior bond, 8.00%, 3/25/20	United States	5,000,000	5,287,500
senior note, 7.25%, 9/25/23	United States	5,500,000	5,788,750
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	700,000	723,625
United Airlines Pass Through Trust, first lien, 2016-1, AA, 3.10%,
1/07/30	United States	5,967,557	5,678,954
			115,629,230
Energy 3.9%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000	2,656,345
[g] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	4,000,000	3,600,000
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	2,300,000	2,525,687
senior secured note, first lien, 5.875%, 3/31/25	United States	1,600,000	1,690,000
Cheniere Energy Partners LP, senior secured note, first lien, 5.25%,
10/01/25	United States	4,000,000	4,000,000
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000	13,469,260
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	11,000,000	10,611,260
Enable Midstream Partners LP,
senior bond, 5.00%, 5/15/44	United States	1,200,000	1,101,891
senior note, 3.90%, 5/15/24	United States	3,600,000	3,468,993

|60

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Energy Transfer Partners LP, senior bond, 5.15%, 2/01/43	United States	6,000,000	$5,560,335
EnLink Midstream Partners LP, senior bond, 5.05%, 4/01/45	United States	6,200,000	5,167,319
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	3,700,000	2,705,625
Enterprise Products Operating LLC, senior bond, 4.45%, 2/15/43	United States	6,000,000	5,822,971
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	2,000,000	1,965,649
[g] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	10,000,000	10,025,500
MPLX LP, senior bond, 4.00%, 2/15/25	United States	4,600,000	4,547,188
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	7,900,000	7,550,843
[g] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000	7,562,000
Sabine Pass Liquefaction LLC, senior secured bond, first lien,
5.00%, 3/15/27	United States	3,700,000	3,822,104
Sanchez Energy Corp., senior note, 6.125%, 1/15/23.	United States	3,000,000	2,081,250
[g] Sinopec Group Overseas Development 2014 Ltd., senior note, 144A,
4.375%, 4/10/24	China	9,300,000	9,488,371
[g] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A,
3.25%, 4/28/25	China	16,400,000	15,591,070
[g] Sinopec Group Overseas Development 2016 Ltd., senior note, 144A,
2.75%, 9/29/26	China	11,000,000	9,953,295
Sunoco Logistics Partners Operations LP, senior note, 4.25%,
4/01/24	United States	9,300,000	9,231,604
[g] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%,
1/15/23	United States	2,000,000	1,970,440
Valero Energy Corp., senior bond, 4.90%, 3/15/45	United States	6,700,000	6,962,149
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	1,600,000	1,650,000
senior note, 8.25%, 6/15/23	United States	2,000,000	1,990,000
[g] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	5,500,000	5,207,180
senior note, 144A, 3.70%, 9/15/26.	Australia	4,000,000	3,824,863
			165,803,192
Food & Staples Retailing 0.4%
[g] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	2,700,000	2,611,440
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000	15,418,492
			18,029,932
Food, Beverage & Tobacco 1.5%
Anheuser-Busch Inbev Finance Inc., senior bond, 3.65%, 2/01/26	Belgium	17,000,000	16,721,256
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	12,000,000	10,971,509
Kraft Heinz Foods Co.,
senior bond, 3.00%, 6/01/26	United States	9,000,000	8,245,542
senior note, 3.50%, 7/15/22	United States	12,700,000	12,646,921
[g] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	1,500,000	1,477,500
senior note, 144A, 4.875%, 11/01/26	United States	1,600,000	1,578,000
Reynolds American Inc., senior bond, 5.70%, 8/15/35	United Kingdom	9,300,000	10,178,056
			61,818,784
Health Care Equipment & Services 1.3%
[g] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	2,400,000	2,404,500
[g] Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26 .	United States	5,700,000	5,600,250
[g] Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	6,700,000	6,875,875

|61

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
CHS/Community Health Systems Inc., senior secured note, first lien,
6.25%, 3/31/23	United States	5,000,000		$4,675,000
CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	7,000,000		6,987,152
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	1,700,000		1,710,634
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	3,000,000		3,146,250
senior secured bond, first lien, 5.50%, 6/15/47	United States	9,000,000		8,550,000
[g] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24 .	United States	1,000,000		1,037,500
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	3,000,000		2,931,252
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	9,660,000		9,792,825
				53,711,238
Insurance 1.1%
Aflac Inc., senior note, 0.932%, 1/25/27	United States	1,400,000,000	JPY	12,734,654
[g] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000		12,497,078
[g] Teachers Insurance & Annuity Assn. of America, sub. bond, 144A,
4.90%, 9/15/44	United States	20,400,000		21,630,011
				46,861,743
Materials 2.2%
ArcelorMittal, senior note, 5.50%, 3/01/21.	France	1,300,000		1,354,867
[g] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 2/15/25	Luxembourg	6,000,000		5,872,500
[g] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25.	United States	7,000,000		6,838,125
[g] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%,
1/11/25	Mexico	6,000,000		6,129,390
The Chemours Co., senior note, 5.375%, 5/15/27	United States	5,000,000		4,875,000
[g] Crown Americas LLC/Crown Americas Capital Corp., senior note,
144A, 4.75%, 2/01/26	United States	2,600,000		2,450,500
[g] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	6,100,000		6,153,375
[g] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 3/15/23	Australia	2,900,000		2,805,750
senior note, 144A, 5.125%, 5/15/24	Australia	1,900,000		1,822,271
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	6,500,000		6,272,500
[g] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21 .	Switzerland	4,700,000		4,819,252
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	18,400,000		18,498,440
[g] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	1,800,000		1,642,500
[g] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22	Canada	1,300,000		1,300,000
[g] OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	1,000,000		1,032,500
[g] OI European Group BV, senior note, 144A, 4.00%, 3/15/23	United States	5,000,000		4,737,500
[g] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	2,300,000		2,121,750
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,709,262
[g] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
senior note, 144A, 7.00%, 7/15/24.	United States	800,000		811,500
senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,600,000		1,593,040
[g] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	5,200,000		5,395,000
				92,235,022

|62

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media 1.2%
21st Century Fox America Inc., senior note, 3.70%, 10/15/25	United States	2,300,000	$2,280,495
[g] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	7,000,000	6,886,250
[g] CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 144A, 5.375%, 5/01/25	United States	4,000,000	3,940,000
senior bond, 144A, 5.00%, 2/01/28	United States	1,500,000	1,411,875
Comcast Corp., senior bond, 3.15%, 2/15/28	United States	8,100,000	7,564,915
CSC Holdings LLC,
senior bond, 8.625%, 2/15/19	United States	9,000,000	9,258,750
[g] senior bond, 144A, 5.375%, 2/01/28	United States	3,000,000	2,834,130
[g] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	1,600,000	1,580,000
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	16,200,000	14,680,389
			50,436,804
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Actavis Funding SCS, senior bond, 4.55%, 3/15/35	United States	13,400,000	13,120,895
[g] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	4,800,000	4,518,000
senior note, first lien, 144A, 7.00%, 3/15/24	United States	400,000	425,600
[g] Bayer US Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	3,900,000	3,958,492
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	18,200,000	19,712,824
Celgene Corp., senior bond, 3.45%, 11/15/27	United States	6,500,000	6,101,865
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000	13,703,803
			61,541,479
Real Estate 1.9%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	5,900,000	5,675,148
American Tower Corp.,
senior bond, 3.50%, 1/31/23	United States	6,200,000	6,109,190
senior bond, 4.40%, 2/15/26	United States	9,400,000	9,425,473
senior bond, 3.375%, 10/15/26	United States	6,500,000	6,070,903
Crown Castle International Corp., senior bond, 3.80%, 2/15/28	United States	10,700,000	10,156,503
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	1,100,000	1,089,000
senior bond, 5.00%, 10/15/27	United States	3,000,000	2,910,000
Prologis LP, senior bond, 3.75%, 11/01/25	United States	9,400,000	9,379,287
Realty Income Corp., senior bond, 4.125%, 10/15/26	United States	12,500,000	12,433,617
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000	15,490,165
			78,739,286
Retailing 1.2%
Amazon.com Inc., senior note, 2.80%, 8/22/24	United States	6,400,000	6,206,596
Dollar Tree Inc., senior note, 4.00%, 5/15/25	United States	13,100,000	12,988,513
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	16,800,000	15,086,801
JD.com Inc., senior note, 3.125%, 4/29/21	China	1,900,000	1,851,768
[b,c,i] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	2,212,754	2,759
[c,i] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22.	South Africa	427,950	41,922
[g] Netflix Inc., senior bond, 144A, 5.875%, 11/15/28	United States	2,000,000	2,015,000
[g,j] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	2,100,000	2,110,500
[g] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	16,500,000	11,220,000
			51,523,859

|63

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 0.7%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000	$21,627,990
[g] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26.	United States	6,500,000	6,637,800
Xilinx Inc., senior note, 2.125%, 3/15/19	United States	1,200,000	1,195,715
			29,461,505
Software & Services 0.9%
Alibaba Group Holding Ltd., senior bond, 4.50%, 11/28/34	China	10,000,000	9,964,800
[g] First Data Corp., secured note, first lien, 144A, 5.00%, 1/15/24	United States	4,000,000	4,050,000
Fiserv Inc., senior bond, 3.85%, 6/01/25.	United States	9,300,000	9,298,452
[g] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	1,200,000	1,186,593
[g] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	13,200,000	12,604,680
			37,104,525
Technology Hardware & Equipment 1.0%
[g] Dell International LLC/EMC Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	12,000,000	12,041,672
Juniper Networks Inc.,
senior bond, 4.50%, 3/15/24	United States	4,500,000	4,579,020
senior bond, 4.35%, 6/15/25	United States	9,300,000	9,286,501
[g] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	11,100,000	11,141,625
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,800,000	1,760,542
[g] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior
note, 144A, 6.75%, 6/01/25	United States	5,500,000	5,330,600
			44,139,960
Telecommunication Services 1.1%
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26.	United States	4,500,000	4,297,500
Sprint Communications Inc., senior note, 6.00%, 11/15/22	United States	3,000,000	3,040,320
[g] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A,
5.152%, 9/20/29	United States	15,600,000	15,541,500
Telefonica Emisiones S.A.U., senior note, 4.57%, 4/27/23	Spain	3,000,000	3,095,280
Verizon Communications Inc.,
senior bond, 2.625%, 8/15/26	United States	10,700,000	9,696,746
senior bond, 4.812%, 3/15/39	United States	11,065,000	11,159,322
			46,830,668
Transportation 0.7%
[g] Aviation Capital Group Corp., senior bond, 144A, 7.125%, 10/15/20 .	United States	6,000,000	6,431,134
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%,
1/02/21	United States	36,134	37,535
[g] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22.	United Arab Emirates	1,500,000	1,485,000
senior note, 144A, 5.00%, 8/01/24.	United Arab Emirates	3,900,000	3,835,455
[g] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	4,371,864
[g] Sydney Airport Finance Co. Pty. Ltd., senior secured bond, first lien,
144A, 3.90%, 3/22/23	Australia	5,800,000	5,730,149
[g] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
4.125%, 2/02/26	Australia	8,200,000	8,087,045
Union Pacific Railroad Co. 2005 Pass Through Trust, 2005-1,
5.082%, 1/02/29	United States	136,812	142,157
			30,120,339

|64

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities 3.6%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	13,275,000	$12,710,812
[g] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	4,300,000	4,075,239
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	896,490
Dominion Energy Inc., senior bond, 3.90%, 10/01/25	United States	12,200,000	12,073,848
Duke Energy Corp., senior bond, 3.15%, 8/15/27.	United States	18,400,000	17,253,691
Duke Energy Indiana Inc., senior secured bond, 3.75%, 7/15/20	United States	2,015,000	2,044,030
[g,h] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	24,000,000	23,829,480
[g] Enogex LLC, senior bond, 144A, 6.25%, 3/15/20	United States	5,000,000	5,189,553
Georgia Power Co., senior bond, 4.30%, 3/15/42.	United States	9,000,000	9,097,725
[g] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	6,700,000	6,556,050
The Southern Co., senior bond, 3.25%, 7/01/26	United States	14,350,000	13,641,640
[g] State Grid Overseas Investment 2016 Ltd.,
senior note, 144A, 3.50%, 5/04/27.	China	10,700,000	10,220,479
senior note, 144A, 4.25%, 5/02/28.	China	6,700,000	6,741,406
[g] Talen Energy Supply LLC,
senior note, 144A, 9.50%, 7/15/22.	United States	6,100,000	5,886,500
senior note, 144A, 10.50%, 1/15/26	United States	2,000,000	1,740,000
[g] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.70%, 6/10/25	China	12,800,000	12,497,408
[g] Vistra Energy Corp., senior note, 144A, 8.00%, 1/15/25	United States	6,400,000	6,984,000
			151,438,351
Total Corporate Bonds (Cost $1,567,827,762)			1,536,306,075

[k] Senior Floating Rate Interests 4.1%
Automobiles & Components 0.0%†
TI Group Automotive Systems LLC, Initial US Term Loan, 4.577%,
(1-month USD LIBOR + 2.50%), 6/30/22.	United States	1,199,210	1,201,708
Capital Goods 0.2%
Allison Transmission Inc., New Term Loans, 3.84%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	6,053,983	6,094,974
Harsco Corp., Term Loan B-2, 4.375%, (1-month USD LIBOR +
2.25%), 12/10/24	United States	271,861	273,617
Leidos Innovations Corp., Term Loan B, 3.875%, (1-month USD
LIBOR + 1.75%), 8/16/23	United States	190,741	192,112
			6,560,703
Commercial & Professional Services 0.2%
Prime Security Services Borrower LLC, Term B-1 Loans, 4.827%,
(1-month USD LIBOR + 2.75%), 5/02/22.	United States	6,483,627	6,501,185
Consumer Services 0.3%
Aristocrat Technologies Inc.,
Term B-3 Loans, 4.098%, (2-month USD LIBOR + 1.75%),
10/19/24	United States	1,966	1,966
Term B-3 Loans, 4.098%, (3-month USD LIBOR + 1.75%),
10/19/24	United States	765,112	765,307
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.34%,
(3-month USD LIBOR + 2.00%), 2/13/25.	United States	5,038,622	5,052,806

|65

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
			Principal
		Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Consumer Services (continued)
Eldorado Resorts Inc.,
Initial Term Loan, 4.375%, (1-month USD LIBOR + 2.25%),
4/17/24.		United States	1,934,407	$1,937,429
Initial Term Loan, 4.438%, (2-month USD LIBOR + 2.25%),
4/17/24.		United States	1,383,825	1,385,987
Greektown Holdings LLC, Initial Term Loan, 5.077%, (1-month USD
LIBOR + 3.00%), 4/25/24		United States	377,433	377,983
Las Vegas Sands LLC, Term B Loans, 3.827%, (1-month USD
LIBOR + 1.75%), 3/27/25		United States	1,396,500	1,396,306
				10,917,784
Diversified Financials 0.2%
[l,m] FinCo I LLC (Fortress Investment Group), 2018 Replacement Term
Loan, TBD, 12/27/22		United States	6,466,004	6,482,977
[l,m] Trans Union LLC, Term A-2 Facility, TBD, 8/09/22		United States	2,656,762	2,657,599
				9,140,576
Energy 0.3%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.827%, (1-month USD LIBOR +
5.75%), 8/14/20.		United States	2,531,425	2,496,618
Second Lien Initial Term Loan, 12.827%, (1-month USD LIBOR
+ 10.75%), 2/16/21		United States	592,359	568,664
Fieldwood Energy LLC, Closing Date Loans, 7.327%, (1-month USD
LIBOR + 5.25%), 4/11/22		United States	6,287,342	6,307,775
Foresight Energy LLC, Term Loans, 7.827%, (1-month USD LIBOR +
5.75%), 3/28/22		United States	1,529,357	1,526,490
				10,899,547
Food & Staples Retailing 0.2%
Aramark Corp.,
U.S. Term B-3 Loan, 4.084%, (3-month USD LIBOR + 1.75%),
3/11/25	.	United States	1,961,695	1,968,440
U.S. Term Loan B-2 Loan, 4.084%, (3-month USD LIBOR +
1.75%), 3/28/24.		United States	4,500,000	4,514,760
Smart & Final Stores LLC, First Lien Term Loan, 5.577%, (1-month
USD LIBOR + 3.50%), 11/15/22		United States	1,556,745	1,523,015
				8,006,215
Food, Beverage & Tobacco 0.3%
B&G Foods Inc., Tranche B-3 Term Loan, 4.077%, (1-month USD
LIBOR + 2.00%), 11/02/22		United States	2,955,965	2,970,744
JBS USA LUX SA, New Initial Term Loans, 4.834% - 4.835%,
(3-month USD LIBOR + 2.50%), 10/30/22		United States	7,687,045	7,689,106
Post Holdings Inc., Series A Incremental Term Loans, 4.07%,
(1-month USD LIBOR + 2.00%), 5/24/24.		United States	2,946,900	2,951,403
				13,611,253

|66

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
			Principal
		Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Health Care Equipment & Services 0.2%
DaVita Healthcare Partners Inc., Tranche B Term Loan, 4.827%,
(1-month USD LIBOR + 2.75%), 6/24/21.		United States	2,069,223	$2,084,096
[l] HCA Inc., Term Loan B11, 3.827%, (1-month USD LIBOR + 1.75%),
3/18/23		United States	1,820,810	1,830,909
IQVIA Inc., Term B-3 Dollar Loans, 4.084%, (3-month USD LIBOR +
1.75%), 6/11/25		United States	2,925,311	2,917,998
Quintiles IMS Inc., Term B-2 Dollar Loans, 4.334%, (3-month USD
LIBOR + 2.00%), 1/20/25		United States	1,021,240	1,021,879
U.S. Renal Care Inc., Initial Term Loan, 6.584%, (3-month USD
LIBOR + 4.25%), 12/31/22		United States	2,160,176	2,130,474
				9,985,356
Household & Personal Products 0.1%
Spectrum Brands Inc.,
USD Term Loans, 4.17%, (2-month USD LIBOR + 2.00%),
6/23/22	.	United States	6,809	6,825
USD Term Loans, 4.34% - 4.363%, (3-month USD LIBOR +
2.00%), 6/23/22.		United States	2,682,722	2,689,010
				2,695,835
Materials 0.4%
Ashland LLC, Term B Loan, 3.827% - 3.829%, (1-month USD LIBOR
+ 1.75%), 5/17/24		United States	6,129,045	6,155,860
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.084%, (3-month USD LIBOR + 1.75%), 6/01/24		United States	956,242	957,336
Chemours Co., Tranche B-2 US$ Term Loan, 3.83%, (1-month USD
LIBOR + 1.75%), 4/03/25		United States	1,545,023	1,541,161
Crown Americas LLC, Term B Loans, 4.077%, (1-month USD LIBOR
+ 2.00%), 4/03/25		United States	1,990,699	1,999,408
Oxbow Carbon LLC,
Second Lien Term Loan, 9.577%, (1-month USD LIBOR +
7.50%), 1/04/24.		United States	36,943	37,682
Tranche A Term Loan, 4.327%, (1-month USD LIBOR + 2.50%),
1/04/22.		United States	2,090,000	2,097,837
Tranche B Term Loan, 5.827%, (1-month USD LIBOR + 3.75%),
1/04/23.		United States	3,500,250	3,552,754
				16,342,038
Media 0.5%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 4.327%, (1-month USD LIBOR + 2.25%), 7/28/25		United States	232,561	232,368
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.322%, (1-month USD LIBOR +
2.25%), 12/15/23		United States	90,161	90,378
Initial Term Loans, 4.322%, (1-month USD LIBOR + 2.25%),
12/15/22		United States	1,538,790	1,542,500
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.322%,
(1-month USD LIBOR + 2.25%), 7/17/25.		United States	1,085,575	1,081,604
Lions Gate Capital Holdings LLC, Term A Loan, 3.814%, (1-month
USD LIBOR + 1.75%), 3/22/23		Canada	1,669,963	1,672,050
Live Nation Entertainment Inc., Term B-3 Loans, 3.875%, (1-month
USD LIBOR + 1.75%), 10/31/23		United States	6,481,953	6,491,404
Mediacom Illinois LLC, Tranche N Term Loan, 3.70%, (1-week USD
LIBOR + 1.75%), 2/15/24		United States	6,190,751	6,206,228

|67

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Media (continued)
[l,m] Sinclair Television Group Inc., Tranche B-1 Term Loans, TBD,
1/31/25	United States	3,120,000	$3,121,154
			20,437,686
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bausch Health Companies Inc., Initial Term Loans, 5.092%,
(1-month USD LIBOR + 3.00%), 6/02/25.	United States	353,669	354,531
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.375%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	3,008,566	3,016,557
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.20%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	2,416,257	2,426,187
Horizon Pharma Inc., Third Amendment Refinancing Term Loan,
5.375%, (1-month USD LIBOR + 3.25%), 3/29/24	United States	6,221,469	6,234,105
Syneos Health Inc., Initial Term B Loans, 4.077%, (1-month USD
LIBOR + 2.00%), 8/01/24	United States	4,439,884	4,442,992
			16,474,372
Retailing 0.1%
Ascena Retail Group Inc., Tranche B Term Loan, 6.625%, (1-month
USD LIBOR + 4.50%), 8/21/22	United States	2,841,665	2,609,004
General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.83%,
(1-month USD LIBOR + 8.75%), 3/04/21.	United States	2,347,686	2,277,960
Jo-Ann Stores Inc., Initial Loans, 7.509%, (6-month USD LIBOR +
5.00%), 10/23/23	United States	1,065,928	1,069,259
			5,956,223
Semiconductors & Semiconductor Equipment 0.0%†
MKS Instruments Inc., Tranche B-4 Term Loan, 3.827%, (1-month
USD LIBOR + 1.75%), 4/29/23	United States	102,440	102,910
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans,
3.827%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	1,267,359	1,270,527
			1,373,437
Software & Services 0.3%
[l] First Data Corp., Term A Loan, 3.819%, (1-month USD LIBOR +
1.75%), 6/02/20	United States	5,959,986	5,965,958
Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.327%,
(1-month USD LIBOR + 2.25%), 2/15/24.	United States	6,483,609	6,505,492
Rackspace Hosting Inc., Term B Loans, 5.363%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	451,961	450,408
			12,921,858
Technology Hardware & Equipment 0.0%†
CommScope Inc., Tranche 5 Term Loans, 4.077%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	1,135,498	1,142,062
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 5.08%,
(1-month USD LIBOR + 3.00%), 10/05/23	United States	225,565	223,366
Global Tel*Link Corp., Term Loan, 6.334%, (3-month USD LIBOR +
4.00%), 5/23/20	United States	259,338	261,080
			484,446

|68

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*			Value

[k] Senior Floating Rate Interests (continued)
Transportation 0.3%
Air Canada, Term Loan, 4.072%, (1-month USD LIBOR + 2.00%),
10/06/23	Canada	54,643			$54,893
[l] American Airlines Inc., 2018 Replacement Term Loans, 3.827%,
(1-month USD LIBOR + 1.75%), 6/27/25.	United States	6,450,000			6,361,816
Hertz Corp., Tranche B-1 Term Loan, 4.83%, (1-month USD LIBOR
+ 2.75%), 6/30/23	United States	3,909,548			3,906,799
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.83%,
(3-month USD LIBOR + 4.50%), 6/18/20.	Marshall Islands	1,687,976			1,635,227
Navios Maritime Partners LP, Initial Term Loan, 7.33%, (3-month
USD LIBOR + 5.00%), 9/14/20	United States	2,812,502			2,821,877
					14,780,612
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.59%,
(3-month USD LIBOR + 3.25%), 6/28/23.	United States	4,908,148			4,927,167
NRG Energy Inc., Term Loan B, 4.084%, (3-month USD LIBOR +
1.75%), 6/30/23	United States	1,029,000			1,028,362
					5,955,529
Total Senior Floating Rate Interests
(Cost $175,284,351)					175,388,425

Foreign Government and Agency Securities 1.6%
[g] The Export-Import Bank of China, senior note, 144A, 3.625%,
7/31/24	China	11,300,000			11,139,088
[g] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	11,400,000			10,762,455
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	18,800,000			18,539,338
Government of Mexico, senior note, M 10, 8.50%, 12/13/18	Mexico	2,000,000	[n]	MXN	10,750,429
[g] Government of Ukraine,
144A, 7.75%, 9/01/20	Ukraine	292,000			298,439
144A, 7.75%, 9/01/21	Ukraine	229,000			234,130
144A, 7.75%, 9/01/22	Ukraine	229,000			232,693
144A, 7.75%, 9/01/23	Ukraine	229,000			230,780
144A, 7.75%, 9/01/24	Ukraine	229,000			228,345
144A, 7.75%, 9/01/25	Ukraine	229,000			224,414
144A, 7.75%, 9/01/26	Ukraine	229,000			221,987
144A, 7.75%, 9/01/27	Ukraine	229,000			219,846
[a,o] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	474,000			300,694
[g] Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	3,800,000			3,840,809
[p] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	Brazil	13,695	[q]	BRL	11,421,720
Total Foreign Government and Agency Securities
(Cost $79,468,569)					68,645,167

U.S. Government and Agency Securities 10.7%
U.S. Treasury Bond,
6.25%, 8/15/23	United States	41,000,000			47,538,379
3.75%, 8/15/41	United States	11,600,000			12,912,703
2.875%, 5/15/43	United States	46,100,000			44,503,607
3.00%, 11/15/44	United States	13,000,000			12,817,695
2.875%, 8/15/45	United States	5,000,000			4,812,500
2.50%, 2/15/46	United States	50,000,000			44,625,000
2.50%, 5/15/46	United States	60,000,000			53,501,953

|69

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Bond, (continued)
2.25%, 8/15/46	United States	57,500,000	$48,559,424
2.75%, 11/15/47	United States	11,500,000	10,768,447
U.S. Treasury Note,
2.125%, 6/30/21	United States	27,500,000	27,011,231
2.00%, 8/31/21	United States	30,000,000	29,315,039
2.00%, 10/31/22	United States	20,000,000	19,341,797
2.00%, 11/30/22	United States	36,900,000	35,666,156
[r] Index Linked, 0.125%, 7/15/24	United States	64,094,759	61,796,011
Total U.S. Government and Agency Securities
(Cost $470,385,662)			453,169,942

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 23.8%
Banks 0.6%
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	5,503,061	5,258,241
[s] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.757%, 7/10/38 .	United States	7,281,000	6,713,276
[g,s] CSMC, 2009-15R, 3A1, 144A, FRN, 3.967%, 3/26/36	United States	1,643,589	1,651,770
[t] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.814%,
(1-month USD LIBOR + 0.75%), 3/25/34.	United States	1,108,753	1,116,854
[t] FNMA, 2005-122, FN, FRN, 2.414%, (1-month USD LIBOR +
0.35%), 1/25/36	United States	410,606	411,659
[s,u] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49.	United States	4,132,237	4,108,897
[s] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN,
5.757%, 7/10/38	United States	1,542,287	1,544,492
[t] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 2.804%,
(1-month USD LIBOR + 0.74%), 3/25/28.	United States	1,051,034	1,014,948
[t] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
2.799%, (1-month USD LIBOR + 0.735%), 1/25/35	United States	665,697	666,742
[b] Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	12,573	12,573
			22,499,452
Diversified Financials 23.2%
[t] American Home Mortgage Investment Trust, 2004-3, 4A, FRN,
3.907%, (6-month USD LIBOR + 1.50%), 10/25/34	United States	1,237,587	1,228,161
[t] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 2.889%, (1-month USD LIBOR +
0.825%), 6/25/34	United States	3,161,543	3,181,969
[g,t] AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.463%, (3-month
USD LIBOR + 2.10%), 11/02/30	United States	1,000,000	1,000,030
[g,t] AMMC CLO XI Ltd.,
2012-11A, BR2, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 4/30/31.	United States	5,050,000	5,050,202
2012-11A, CR2, 144A, FRN, 4.239%, (3-month USD LIBOR +
1.90%), 4/30/31.	United States	3,750,000	3,740,812
2012-11A, DR2, 144A, FRN, 5.189%, (3-month USD LIBOR +
2.85%), 4/30/31.	United States	1,750,000	1,737,732

|70

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.104%, (3-month USD
LIBOR + 1.65%), 4/20/31	United States	12,900,000	$12,899,742
[g,t] Ares CLO Ltd., 2018-48A, D, 144A, FRN, 5.039%, (3-month USD
LIBOR + 2.70%), 7/20/30	United States	2,000,000	1,999,520
[t] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 2.424%, (1-month USD LIBOR + 0.36%),
10/25/35	United States	2,511,195	2,520,802
[g,t] Atrium IX, 9A, AR, 144A, FRN, 3.559%, (3-month USD LIBOR +
1.24%), 5/28/30	United States	4,500,000	4,510,530
[g,t] Atrium X, 10A, CR, 144A, FRN, 4.289%, (3-month USD LIBOR +
1.95%), 7/16/25	United States	13,680,000	13,702,435
[g,t] Atrium XIII,
2013A, B, 144A, FRN, 3.847%, (3-month USD LIBOR + 1.50%),
11/21/30	United States	2,700,000	2,703,267
2013A, C, 144A, FRN, 4.147%, (3-month USD LIBOR + 1.80%),
11/21/30	United States	3,753,500	3,744,229
2013A, D, 144A, FRN, 5.047%, (3-month USD LIBOR + 2.70%),
11/21/30	United States	5,500,000	5,478,440
[g,j,v] Atrium XIV LLC, 14A, A2A, 144A, FRN, 8/23/30	United States	7,400,000	7,400,148
[g,t] Bain Capital Credit CLO,
2018-1A, A1, 144A, FRN, 3.322%, (3-month USD LIBOR +
0.96%), 4/23/31.	United States	12,000,000	11,926,200
2018-1A, A2, 144A, FRN, 3.512%, (3-month USD LIBOR +
1.15%), 4/23/31.	United States	5,100,000	5,109,486
[t] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.944%, (1-month
USD LIBOR + 0.88%), 11/25/34	United States	272,059	271,625
[g,t] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.664%, (1-month
USD LIBOR + 1.60%), 4/25/28	Bermuda	9,850,000	9,898,592
[g,t] Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.009%, (3-month USD
LIBOR + 2.90%), 4/30/31	United States	5,000,000	4,993,600
[g,t] Birchwood Park CLO Ltd.,
2014-1A, AR, 144A, FRN, 3.519%, (3-month USD LIBOR +
1.18%), 7/15/26.	United States	3,250,000	3,251,592
2014-1A, D2R, 144A, FRN, 5.739%, (3-month USD LIBOR +
3.40%), 7/15/26.	United States	1,500,000	1,502,730
[g,t] BlueMountain CLO Ltd., 2014, CL 3A, 144A, FRN, 3.479%, (3-month
USD LIBOR + 1.14%), 10/15/26	United States	8,100,000	8,103,807
[g,s] BlueMountain CLO XXII Ltd., 2018-1A, B, 144A, FRN, 4.039%,
7/30/30	United States	272,725	272,725
[g,t] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, B, 144A, FRN, 4.509%,
(3-month USD LIBOR + 2.15%), 10/20/30	United States	4,010,000	4,022,311
[g,t] BlueMountain Fuji U.S. CLO III Ltd.,
2017-3A, C, 144A, FRN, 4.048%, (3-month USD LIBOR +
1.70%), 1/15/30.	United States	1,500,000	1,494,765
2017-3A, D, 144A, FRN, 4.748%, (3-month USD LIBOR +
2.40%), 1/15/30.	United States	1,600,000	1,563,904

|71

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, AR, 144A, FRN, 3.798%, (3-month USD LIBOR +
1.45%), 1/20/29.	United States	6,280,000	$6,302,859
2014-1A, A1R2, 144A, FRN, 3.306%, (3-month USD LIBOR +
0.97%), 4/17/31.	United States	725,000	720,708
2014-1A, A2R2, 144A, FRN, 3.466%, (3-month USD LIBOR +
1.13%), 4/17/31.	United States	6,300,000	6,307,918
2014-4RA, C, 144A, FRN, 4.887%, (3-month USD LIBOR +
2.90%), 7/15/30.	United States	2,950,000	2,928,368
[g,t] Carlyle U.S. CLO Ltd.,
2017-1A, A1A, 144A, FRN, 3.648%, (3-month USD LIBOR +
1.30%), 4/20/31.	United States	18,160,000	18,187,785
2017-2A, A1B, 144A, FRN, 3.568%, (3-month USD LIBOR +
1.22%), 7/20/31.	United States	10,650,000	10,663,525
2017-2A, B, 144A, FRN, 4.748%, (3-month USD LIBOR +
2.40%), 7/20/31.	United States	8,829,000	8,867,494
2017-3A, B, 144A, FRN, 4.698%, (3-month USD LIBOR +
2.35%), 7/20/29.	United States	1,000,000	1,004,110
2017-4A, C, 144A, FRN, 5.139%, (3-month USD LIBOR +
2.80%), 1/15/30.	United States	545,000	544,629
2017-5A, A2, 144A, FRN, 3.748%, (3-month USD LIBOR +
1.40%), 1/20/30.	United States	2,000,000	1,975,800
2017-5A, B, 144A, FRN, 4.148%, (3-month USD LIBOR +
1.80%), 1/20/30.	United States	7,000,000	6,976,620
[g,t] Catamaran CLO Ltd.,
2014-2A, BR, 144A, FRN, 5.283%, (3-month USD LIBOR +
2.95%), 10/18/26	United States	6,401,000	6,423,403
2015-1A, C2R, 144A, FRN, 4.297%, (3-month USD LIBOR +
1.95%), 4/22/27.	United States	7,600,000	7,609,880
[g,t] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 3.773%, (3-month USD LIBOR +
1.41%), 11/07/26	United States	6,280,000	6,289,922
2014-22A, C, 144A, FRN, 6.113%, (3-month USD LIBOR +
3.75%), 11/07/26	United States	2,500,000	2,506,475
[g,t] Cent CLO Ltd.,
2013-20A, AR, 144A, FRN, 3.435%, (3-month USD LIBOR +
1.10%), 1/25/26.	United States	7,057,442	7,065,558
2013-20A, CR, 144A, FRN, 4.685%, (3-month USD LIBOR +
2.35%), 1/25/26.	United States	3,500,000	3,508,400
[g] Centerline REIT Inc., 2004-RR3, A2, 144A, 4.76%, 9/21/45	United States	1,511,135	1,515,864
[g,s] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%,
5/25/42	United States	1,279,115	1,260,390
[g,t] Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 3.468%, (3-month
USD LIBOR + 1.12%), 4/17/30	United States	6,000,000	5,976,360
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	193,673	200,905
[g,t] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 3.769%,
(3-month USD LIBOR + 1.43%), 10/15/28	United States	12,185,000	12,209,126
[g,t] Dryden 38 Senior Loan Fund, 2015-38A, A, 144A, FRN, 3.769%,
(3-month USD LIBOR + 1.43%), 7/15/27.	United States	21,757,143	21,765,846

|72

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 3.309%,
(3-month USD LIBOR + 0.97%), 4/15/31.	United States	18,000,000	$17,987,760
[g,t] Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.269%,
(3-month USD LIBOR + 2.93%), 7/15/30.	United States	800,000	795,721
[g,t] Dryden 49 Senior Loan Fund,
2017-49A, A, 144A, FRN, 3.543%, (3-month USD LIBOR +
1.21%), 7/18/30.	United States	7,030,000	7,041,037
2017-49A, C, 144A, FRN, 4.683%, (3-month USD LIBOR +
2.35%), 7/18/30.	United States	5,320,000	5,339,471
[g,t] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 3.559%, (3-month USD LIBOR +
1.22%), 7/15/30.	United States	5,660,000	5,671,037
2017-50A, C, 144A, FRN, 4.589%, (3-month USD LIBOR +
2.25%), 7/15/30.	United States	2,600,000	2,608,138
[g,t] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 3.739%, (3-month USD LIBOR +
1.40%), 1/15/31.	United States	2,200,000	2,161,456
2017-53A, C, 144A, FRN, 4.039%, (3-month USD LIBOR +
1.70%), 1/15/31.	United States	7,200,000	7,102,800
2017-53A, D, 144A, FRN, 4.739%, (3-month USD LIBOR +
2.40%), 1/15/31.	United States	5,400,000	5,258,034
[g,t] Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.061%, (3-month USD LIBOR +
1.02%), 4/15/31.	United States	17,000,000	16,993,030
2018-55A, D, 144A, FRN, 4.891%, (3-month USD LIBOR +
2.85%), 4/15/31.	United States	2,000,000	1,998,980
[g,t] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.189%, (3-month USD LIBOR +
0.97%), 4/18/31.	United States	1,200,000	1,195,584
2018-64A, D, 144A, FRN, 4.869%, (3-month USD LIBOR +
2.65%), 4/18/31.	United States	4,000,000	3,950,360
[g,t] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 3.539%, (3-month
USD LIBOR + 1.20%), 7/15/26	United States	10,096,000	10,100,745
[g,s] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	3,255,000	3,225,497
[g,t] Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.953%, (3-month
USD LIBOR + 1.65%), 7/20/30	United States	5,400,000	5,402,808
[t] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%),
2/25/24.	United States	2,477,979	2,547,172
2014-DN3, M3, FRN, 6.064%, (1-month USD LIBOR + 4.00%),
8/25/24.	United States	15,759,099	17,265,001
2014-DN4, M3, FRN, 6.614%, (1-month USD LIBOR + 4.55%),
10/25/24	United States	10,357,117	11,531,374
2015-DN1, M3, FRN, 6.214%, (1-month USD LIBOR + 4.15%),
1/25/25.	United States	13,749,486	14,785,439
2015-DNA2, M3, FRN, 5.964%, (1-month USD LIBOR + 3.90%),
12/25/27	United States	25,057,000	27,812,037
2015-DNA3, M2, FRN, 4.914%, (1-month USD LIBOR + 2.85%),
4/25/28.	United States	15,819,612	16,392,248

|73

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[t] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-DNA3, M3, FRN, 6.764%, (1-month USD LIBOR + 4.70%),
4/25/28.	United States	3,330,000	$3,974,496
2015-HQ1, M3, FRN, 5.864%, (1-month USD LIBOR + 3.80%),
3/25/25.	United States	28,711,666	30,780,169
2015-HQ2, M3, FRN, 5.314%, (1-month USD LIBOR + 3.25%),
5/25/25.	United States	780,000	876,665
2015-HQA1, M2, FRN, 4.714%, (1-month USD LIBOR +
2.65%), 3/25/28.	United States	14,654,148	14,915,165
2015-HQA2, M2, FRN, 4.864%, (1-month USD LIBOR +
2.80%), 5/25/28.	United States	2,080,160	2,135,679
2016-DNA1, M2, FRN, 4.964%, (1-month USD LIBOR + 2.90%),
7/25/28.	United States	6,211,235	6,375,312
2016-DNA1, M3, FRN, 7.614%, (1-month USD LIBOR + 5.55%),
7/25/28.	United States	29,600,000	36,102,534
2016-DNA2, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%),
10/25/28	United States	22,594,504	22,849,289
2016-HQA1, M2, FRN, 4.814%, (1-month USD LIBOR +
2.75%), 9/25/28.	United States	11,604,928	11,858,271
2016-HQA2, M2, FRN, 4.314%, (1-month USD LIBOR +
2.25%), 11/25/28	United States	18,884,874	19,319,271
2016-HQA3, M2, FRN, 3.414%, (1-month USD LIBOR +
1.35%), 3/25/29.	United States	2,250,000	2,284,861
[g,t] Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.189%, (3-month USD LIBOR +
0.85%), 1/16/26.	United States	5,900,000	5,892,271
2014-8A, DR, 144A, FRN, 5.389%, (3-month USD LIBOR +
3.05%), 1/16/26.	United States	5,500,000	5,499,285
[t] FNMA Connecticut Avenue Securities,
2014-C02, 1M2, FRN, 4.664%, (1-month USD LIBOR + 2.60%),
5/25/24.	United States	3,690,000	3,924,623
2014-C02, 2M2, FRN, 4.664%, (1-month USD LIBOR + 2.60%),
5/25/24.	United States	3,423,323	3,622,978
2014-C03, 1M2, FRN, 5.064%, (1-month USD LIBOR + 3.00%),
7/25/24.	United States	18,058,944	19,342,928
2014-C04, 1M1, FRN, 6.964%, (1-month USD LIBOR + 4.90%),
11/25/24	United States	9,522,660	10,898,209
2014-C04, 2M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%),
11/25/24	United States	4,680,445	5,294,776
2015-C01, 1M2, FRN, 6.364%, (1-month USD LIBOR + 4.30%),
2/25/25.	United States	3,751,282	4,142,267
2015-C01, 2M2, FRN, 6.614%, (1-month USD LIBOR + 4.55%),
2/25/25.	United States	16,656,493	18,083,995
2015-C02, 1M2, FRN, 6.064%, (1-month USD LIBOR + 4.00%),
5/25/25.	United States	7,101,484	7,798,741
2015-C02, 2M2, FRN, 6.064%, (1-month USD LIBOR + 4.00%),
5/25/25.	United States	5,408,741	5,837,475
2015-C03, 1M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%),
7/25/25.	United States	12,491,723	14,165,896
2015-C03, 2M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%),
7/25/25.	United States	5,494,829	6,120,333

|74

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[t] FNMA Connecticut Avenue Securities, (continued)
2017-C01, 1B1, FRN, 7.814%, (1-month USD LIBOR + 5.75%),
7/25/29.	United States	5,375,000	$6,438,336
[g,s] FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 3.992%,
12/25/50	United States	17,900,000	17,311,980
[g,t] Galaxy XXVII CLO Ltd.,
2018-27A, A, 144A, FRN, 3.373%, (3-month USD LIBOR +
1.02%), 5/16/31.	United States	1,000,000	1,000,416
2018-27A, C, 144A, FRN, 5.103%, (3-month USD LIBOR +
2.75%), 5/16/31.	United States	750,000	738,863
[g] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	466,594	464,315
[g,t] Gilbert Park CLO Ltd.,
2017-1A, B, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 10/15/30	United States	1,000,000	997,530
2017-1A, D, 144A, FRN, 5.289%, (3-month USD LIBOR +
2.95%), 10/15/30	United States	2,600,000	2,601,846
[t] GSAA Home Equity Trust, 2005-5, M3, FRN, 3.009%, (1-month USD
LIBOR + 0.945%), 2/25/35	United States	2,147,803	2,165,163
[g,t] Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN,
4.183%, (3-month USD LIBOR + 1.80%), 7/21/31	Cayman Islands	8,500,000	8,469,145
[g,t] HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 4.159%,
(3-month USD LIBOR + 1.80%), 4/28/31.	United States	14,500,000	14,566,265
[t] Home Equity Mortgage Trust, 2004-4, M3, FRN, 3.039%, (1-month
USD LIBOR + 0.975%), 12/25/34.	United States	1,488,201	1,489,119
[g,t] LCM 26 Ltd.,
26A, B, 144A, FRN, 3.748%, (3-month USD LIBOR + 1.40%),
1/20/31.	United States	2,000,000	1,982,500
26A, C, 144A, FRN, 4.148%, (3-month USD LIBOR + 1.80%),
1/20/31.	United States	9,600,000	9,590,208
26A, D, 144A, FRN, 4.848%, (3-month USD LIBOR + 2.50%),
1/20/31.	United States	600,000	587,172
[g,t] LCM XVI LP, 2016A, DR, 144A, FRN, 5.339%, (3-month USD LIBOR
+3.00%), 7/15/26	United States	2,750,000	2,756,490
[g,t] LCM XVIII LP, 2018A, CR, 144A, FRN, 4.198%, (3-month USD
LIBOR + 1.85%), 4/20/31	United States	2,000,000	2,002,080
[g,t] LCM XXIII Ltd., 23A, A2, 144A, FRN, 4.198%, (3-month USD LIBOR
+1.85%), 10/20/29.	United States	2,000,000	2,009,720
[g,t] LCM XXV Ltd., 25A, C2, 144A, FRN, 4.648%, (3-month USD LIBOR
+2.30%), 7/20/30	United States	443,666	445,623
[g,t] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 3.711%, (3-month USD LIBOR +
1.375%), 1/17/30	United States	5,800,000	5,797,564
2017-1A, B, 144A, FRN, 4.036%, (3-month USD LIBOR +
1.70%), 1/17/30.	United States	2,700,000	2,677,050
2017-1A, C, 144A, FRN, 4.736%, (3-month USD LIBOR +
2.40%), 1/17/30.	United States	3,100,000	3,091,816

|75

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] Madison Park Funding Ltd., 2018-28A, D, 144A, FRN, 5.037%,
(3-month USD LIBOR + 2.70%), 7/15/30.	United States	2,000,000	$1,998,480
[g,t] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.037%, (3-month USD LIBOR +
1.70%), 7/27/30.	United States	3,840,000	3,855,398
2017-23A, C, 144A, FRN, 4.687%, (3-month USD LIBOR +
2.35%), 7/27/30.	United States	1,000,000	1,006,450
[g,t] Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN,
3.478%, (3-month USD LIBOR + 1.13%), 4/20/30	United States	6,837,000	6,837,000
[g,t] Magnetite IX Ltd., 2014-9A, BR, 144A, FRN, 4.335%, (3-month USD
LIBOR + 2.00%), 7/25/26	United States	1,010,000	1,010,737
[g,t] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 4.093%, (3-month
USD LIBOR + 1.75%), 11/15/28	United States	6,000,000	6,014,340
[g,t] Neuberger Berman CLO Ltd., 2017-26A, B, 144A, FRN, 3.833%,
(3-month USD LIBOR + 1.50%), 10/18/30	United States	5,772,370	5,769,022
[g,t] Neuberger Berman CLO XVI-S Ltd.,
2017-16SA, C, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 1/15/28.	United States	2,350,000	2,328,051
2017-16SA, D, 144A, FRN, 4.839%, (3-month USD LIBOR +
2.50%), 1/15/28.	United States	650,000	648,336
[g,t] Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, C, 144A,
FRN, 4.039%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	4,900,000	4,896,570
[g,t] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.869%, (3-month
USD LIBOR + 1.55%), 2/26/31	United States	11,200,000	11,206,160
[g,t] Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN,
5.039%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	9,050,000	8,972,351
[g,t] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
4.748%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	1,707,068	1,712,104
[g,t] Octagon Investment Partners 33 Ltd.,
2017-1A, A2, 144A, FRN, 3.848%, (3-month USD LIBOR +
1.50%), 1/20/31.	United States	400,000	397,228
2017-1A, C, 144A, FRN, 5.098%, (3-month USD LIBOR +
2.75%), 1/20/31.	United States	2,800,000	2,784,236
[g,t] Octagon Investment Partners 35 Ltd.,
2018-1A, A1B, 144A, FRN, 3.448%, (3-month USD LIBOR +
1.10%), 1/20/31.	United States	3,325,000	3,327,660
2018-1A, B, 144A, FRN, 4.048%, (3-month USD LIBOR +
1.70%), 1/20/31.	United States	450,000	442,363
[g,t] Octagon Investment Partners 36 Ltd.,
2018-1A, A1, 144A, FRN, 3.309%, (3-month USD LIBOR +
0.97%), 4/15/31.	United States	9,000,000	9,002,070
2018-1A, A2, 144A, FRN, 3.539%, (3-month USD LIBOR +
1.20%), 4/15/31.	United States	8,500,000	8,512,119
[g,t] Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN,
5.21%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	2,000,000	2,000,020
[g,j,v] Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN,
7/20/30	United States	4,000,000	4,000,000
[g,t] Octagon Investment Partners XVII Ltd., 2013-1A, CR2, 144A, FRN,
4.035%, (3-month USD LIBOR + 1.70%), 1/25/31	Cayman Islands	5,250,000	5,171,092
[g,t] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
3.485%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	6,500,000	6,508,645

|76

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.461%, (3-month USD LIBOR +
1.20%), 7/15/27.	United States	1,170,000	$1,167,356
2015-1A, CR, 144A, FRN, 4.111%, (3-month USD LIBOR +
1.85%), 7/15/27.	United States	2,700,000	2,701,836
2015-1A, DR, 144A, FRN, 4.811%, (3-month USD LIBOR +
2.55%), 7/15/27.	United States	1,000,000	994,950
[g,t] Race Point IX CLO Ltd., 2015-9A, A1AR, 144A, FRN, 3.549%,
(3-month USD LIBOR + 1.21%), 10/15/30	United States	1,175,000	1,179,242
[g,s] Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 3.985%,
7/25/31	United States	3,600,000	3,600,000
[g,t] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.464%, (1-month USD
LIBOR + 1.40%), 3/25/28	United States	6,557,000	6,571,856
[g,t] TCI-Cent CLO Income Note Issuer Ltd.,
2017-1A, B, 144A, FRN, 4.685%, (3-month USD LIBOR +
2.35%), 7/25/30.	United States	3,069,687	3,076,440
2017-1A, C, 144A, FRN, 5.985%, (3-month USD LIBOR +
3.65%), 7/25/30.	United States	1,000,000	1,008,690
[g,t] TCI-Flatiron CLO Ltd.,
2017-1A, B, 144A, FRN, 3.881%, (3-month USD LIBOR +
1.56%), 11/17/30	United States	3,500,000	3,500,315
2017-1A, C, 144A, FRN, 4.171%, (3-month USD LIBOR +
1.85%), 11/17/30	United States	2,800,000	2,787,204
2017-1A, D, 144A, FRN, 5.071%, (3-month USD LIBOR +
2.75%), 11/17/30	United States	11,800,000	11,827,258
[g,s] Towd Point Mortgage Trust,
2017-1, A2, 144A, FRN, 3.50%, 10/25/56.	United States	8,862,000	8,695,874
2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	4,895,470	4,804,197
[g] Voya CLO Ltd.,
[t] 2013-2A, CR, 144A, FRN, 5.085%, (3-month USD LIBOR +
2.75%), 4/25/31.	United States	1,650,000	1,636,008
[t] 2014-1A, BR2, 144A, FRN, 4.233%, (3-month USD LIBOR +
1.90%), 4/18/31.	United States	1,000,000	998,950
[t] 2014-1A, CR2, 144A, FRN, 5.133%, (3-month USD LIBOR +
2.80%), 4/18/31.	United States	4,000,000	3,999,320
[s] 2015-2A, AR, 144A, FRN, 3.317%, 7/23/27	United States	4,840,000	4,827,362
[t] 2017-3A, B, 144A, FRN, 4.698%, (3-month USD LIBOR +
2.35%), 7/20/30.	United States	3,091,704	3,104,411
[t] 2018-2A, A2, 144A, FRN, 3.624%, (3-month USD LIBOR +
1.25%), 7/15/31.	United States	1,500,000	1,499,550
[t] 2018-2A, C1, 144A, FRN, 4.224%, (3-month USD LIBOR +
1.85%), 7/15/31.	United States	700,000	698,425
[t] 2018-2A, D, 144A, FRN, 5.124%, (3-month USD LIBOR +
2.75%), 7/15/31.	United States	2,000,000	1,994,100
[g,t] Webster Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.148%, (3-month
USD LIBOR + 1.80%), 7/20/30	United States	2,000,000	1,996,480
Wells Fargo Mortgage Backed Securities Trust,
[s] 2004-W, A9, FRN, 3.753%, 11/25/34	United States	899,635	925,681
2007-3, 3A1, 5.50%, 4/25/22	United States	108,804	110,854

|77

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] West CLO Ltd.,
2014-1A, A2R, 144A, FRN, 3.683%, (3-month USD LIBOR +
1.35%), 7/18/26.	United States	2,860,000	$2,861,344
2014-1A, BR, 144A, FRN, 4.183%, (3-month USD LIBOR +
1.85%), 7/18/26.	United States	5,060,000	5,071,942
			980,605,797
Real Estate 0.0%†
[g,u] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	833,723	829,421
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $998,553,045)			1,003,934,670

Mortgage-Backed Securities 23.6%
[w] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 2.145%, (11th District COF +/- MBS Margin), 11/01/27	United States	1,415,765	1,409,624
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.0%
FHLMC 30 Year, 3.50%, 12/01/47	United States	90,901,118	90,109,304
FHLMC 30 Year, 6.00%, 6/01/37	United States	34,878	38,056
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	86,421	95,786
FHLMC 30 Year, 7.00%, 7/01/31	United States	6,113	6,324
FHLMC 30 Year, 8.00%, 2/01/30	United States	22,205	25,342
FHLMC 30 Year, 8.50%, 10/01/24	United States	4,096	4,444
FHLMC Gold 15 Year, 5.00%, 9/01/18	United States	814	819
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	62,491	62,934
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 9/01/22	United States	250,855	257,156
FHLMC Gold 30 Year, 3.50%, 4/01/48	United States	121,755,457	120,704,394
FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	75,442,067	76,659,798
[x] FHLMC Gold 30 Year, 4.00%, 8/01/48	United States	238,630,000	242,274,102
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	1,769,223	1,846,203
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39.	United States	10,234,215	10,901,054
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	822,034	885,405
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38.	United States	1,116,070	1,218,354
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39.	United States	852,434	945,758
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32.	United States	64,604	71,727
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	15,189	17,349
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	1,902	2,149
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	402	405
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	4,759	4,773
			546,131,636
[w] Federal National Mortgage Association (FNMA) Adjustable Rate
0.1%
FNMA, 3.354%, (6-month USD LIBOR +/- MBS Margin), 10/01/32	United States	154,287	156,703
FNMA, 3.219% - 3.574%, (12-month USD LIBOR +/- MBS Margin),
2/01/34 - 3/01/37	United States	1,062,610	1,105,878
FNMA, 4.013%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/24 .	United States	9,968	10,179
FNMA, 2.064% - 4.107%, (11th District COF +/- MBS Margin),
12/01/27 - 9/01/34	United States	2,945,343	3,012,110
FNMA, 3.418% - 4.599%, (US 1 Year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36	United States	320,656	337,377
			4,622,247

|78

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate 9.3%
FNMA 15 Year, 3.00%, 4/01/33	United States	100,342,446	$99,528,980
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	12,341	12,442
FNMA 15 Year, 5.50%, 12/01/22 - 12/01/23.	United States	106,753	109,793
FNMA 15 Year, 6.00%, 9/01/22	United States	49,317	50,122
FNMA 30 Year, 3.50%, 11/01/47	United States	121,589,836	120,635,329
FNMA 30 Year, 3.50%, 4/01/48	United States	52,393,772	52,007,786
FNMA 30 Year, 4.00%, 4/01/48	United States	17,190,375	17,483,424
[x] FNMA 30 Year, 4.00%, 8/01/48	United States	40,500,000	41,147,049
[x] FNMA 30 Year, 4.50%, 8/01/48	United States	41,500,000	43,057,194
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	1,729,747	1,845,644
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	5,967,341	6,450,848
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	7,614,902	8,317,283
FNMA 30 Year, 6.50%, 8/01/28 - 5/01/37	United States	200,705	220,463
FNMA 30 Year, 7.00%, 11/01/25	United States	3,317	3,332
FNMA 30 Year, 7.50%, 1/01/30	United States	11,907	13,569
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	66,703	77,911
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	66,507	68,125
			391,029,294
[w] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 3.125% - 3.375%, (US 1 Year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26	United States	34,342	35,214
Government National Mortgage Association (GNMA) Fixed Rate
1.2%
GNMA I SF 30 Year, 3.50%, 4/20/48	United States	15,863,450	15,904,578
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	170,624	185,195
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	23,925	26,299
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	31,288	34,784
GNMA I SF 30 Year, 7.50%, 2/15/22 - 5/15/26	United States	52,785	53,724
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	1,431	1,464
GNMA II SF 30 Year, 3.50%, 9/20/47	United States	34,747,773	34,837,862
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	4,104	4,492
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	388,839	438,299
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	42,020	47,711
			51,534,408
Total Mortgage-Backed Securities
(Cost $1,005,812,870)			994,762,423

Municipal Bonds 1.9%
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,514,625
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue,
Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	1,036,360
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 4.294%, 1/01/23	United States	10,000,000	10,259,700
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%,
10/01/24	United States	5,760,000	6,286,867
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30	United States	3,300,000	3,522,123
Orlando Health Obligated Group, 3.777%, 10/01/28.	United States	2,810,000	2,780,031

|79

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Municipal Bonds (continued)
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%,
6/01/45.	United States	4,570,000	$4,817,603
Consolidated, Refunding, One Hundred Ninety-Second Series,
4.81%, 10/15/65	United States	15,000,000	16,633,050
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	8,875,000	8,235,030
[y] Puerto Rico Electric Power Authority Power Revenue, Series A,
6.75%, 7/01/36	United States	12,000,000	7,410,000
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding,
Series A-T, 3.226%, 8/01/27	United States	6,150,000	5,939,793
University of California Revenue, Limited Project, Refunding, Series
J, 4.131%, 5/15/45	United States	10,750,000	10,823,960
Total Municipal Bonds (Cost $82,381,664)			80,259,142

		Shares

Escrows and Litigation Trusts 0.0%
[a,b] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500	—
[a,b] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $2,307)			—
Total Investments before Short Term Investments
(Cost $4,549,667,404)			4,476,578,218

Short Term Investments (Cost $66,361,627) 1.6%

Money Market Funds 1.6%
[d,z] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	66,361,627	66,361,627
Total Investments (Cost $4,616,029,031) 107.6%			4,542,939,845
Other Assets, less Liabilities (7.6)%			(322,168,034)
Net Assets 100.0%			$4,220,771,811

|80

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
aaThe security is owned by FT Holdings Corporation I, a wholly-owned subsidiary of the Fund. See Note 8.
bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 7 regarding investments in affiliated management investment companies.
eVariable rate security. The rate shown represents the yield at period end.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2018, the aggregate value of these securities was $38,230,486, representing 0.9% of net assets.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2018, the aggregate value of these securities was $1,154,646,577, representing 27.4% of net assets.
hPerpetual security with no stated maturity date.
iIncome may be received in additional securities and/or cash.
jSecurity purchased on a when-issued basis.
kThe coupon rate shown represents the rate at period end.
lSecurity purchased on a delayed delivery basis.
mA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
pRedemption price at maturity and coupon payment are adjusted for inflation.
qPrincipal amount is stated in 1,000 Brazilian Real Units.
rPrincipal amount of security is adjusted for inflation.
sAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
tThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
uThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
vThe coupon rate will be determined at time of issue.
wAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
xSecurity purchased on a to-be-announced (TBA) basis.
yDefaulted security or security for which income has been deemed uncollectible.
zThe rate shown is the annualized seven-day effective yield at period end.

|81

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At July 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond			Long	280	$26,886,029	9/17/18	$247,034
Canadian 10 Yr. Bond			Long	332	34,397,017	9/19/18	(128,405)
CME Ultra Long Term U.S. Treasury Bond			Long	70	10,983,438	9/19/18	(124,880)
Euro-Bund			Short	420	79,373,263	9/06/18	(682,265)
U.S. Treasury 5 Yr. Note			Long	653	73,870,625	9/28/18	(464,759)
U.S. Treasury 30 Yr. Bond			Long	1,200	171,562,500	9/19/18	(1,521,990)
Ultra 10 Yr. U.S. Treasury Note			Long	112	14,236,250	9/19/18	(117,547)
Total Futures Contracts.							$(2,792,812)

*As of period end.

At July 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Buy	9,060,000	$10,913,857	9/19/18	$—	$(276,952)
Euro	DBAB	Sell	20,461,350	25,564,614	9/19/18	1,541,941	—
Euro	JPHQ	Sell	392,000	456,347	9/19/18	—	(3,881)
Euro	JPHQ	Sell	6,009,460	7,508,941	9/19/18	453,526	—
Polish Zloty	JPHQ	Buy	31,600,000	9,341,236	9/19/18	—	(684,477)
Swedish Krona	JPHQ	Buy	131,600,000	16,015,577	9/19/18	—	(977,577)
Australian Dollar	JPHQ	Buy	19,098,000	14,205,990	10/09/18	—	(9,390)
Australian Dollar	JPHQ	Sell	19,098,000	14,833,321	10/09/18	636,721	—
Canadian Dollar	JPHQ	Sell	15,760,000	12,541,280	10/09/18	410,882	—
Indian Rupee	DBAB	Buy	631,935,000	9,574,773	10/09/18	—	(434,178)
Indian Rupee	JPHQ	Buy	980,000,000	14,812,143	10/09/18	—	(636,978)
Indian Rupee	JPHQ	Sell	594,000,000	8,636,231	10/09/18	44,346	—
Indonesian Rupiah	DBAB	Buy	139,844,100,000	10,016,768	10/09/18	—	(390,935)
Indonesian Rupiah	JPHQ	Buy	90,600,000,000	6,482,078	10/09/18	—	(245,844)
Indonesian Rupiah	JPHQ	Sell	83,700,000,000	5,826,662	10/09/18	65,373	—
Mexican Peso	DBAB	Buy	138,200,000	7,013,128	10/09/18	317,387	—
Mexican Peso	JPHQ	Buy	201,250,000	10,708,604	10/09/18	—	(33,740)
Mexican Peso	JPHQ	Buy	299,000,000	14,667,144	10/09/18	1,192,653	—
Mexican Peso	JPHQ	Sell	445,000,000	23,081,106	10/09/18	—	(522,941)
Philippine Peso	JPHQ	Sell	230,000,000	4,356,886	10/09/18	32,629	—
South Korean Won	JPHQ	Buy	11,300,000,000	10,610,030	10/10/18	—	(443,222)
South Korean Won	JPHQ	Sell	11,300,000,000	10,675,989	10/10/18	509,181	—

|82

			FRANKLIN INVESTORS SECURITIES TRUST
	CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Forward Exchange Contracts (continued)

			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ Sell	1,400,000,000	$12,917,274	1/23/19	$222,895	$—
Total Forward Exchange Contracts					$5,427,534	$(4,660,115)
Net unrealized appreciation (depreciation)					$767,419

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)		Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
Government of Turkey	(1.00)%	Quarterly		6/20/23	$6,384,000	$580,722	$274,857	$305,865
Contracts to Sell Protection[d,e]
Single Name
Government of
Indonesia	1.00%	Quarterly		6/20/23	11,400,000	(48,790)	17,648	(66,438)	BBB	-
Traded Index
CDX.EM.29	1.00%	Quarterly		6/20/23	45,600,000	(1,296,666)	(857,270)	(439,396)		Investment
										Grade
CDX.NA.HY.30	5.00%	Quarterly		6/20/23	34,050,000	2,580,071	1,943,822	636,249	Non	-
										Investment
										Grade
CDX.NA.IG.24.	1.00%	Quarterly		6/20/25	25,000,000	138,690	(40,347)	179,037		Investment
										Grade
Total Centrally Cleared Swap Contracts						$1,954,027	$1,338,710	$615,317
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	$13,275,000	$(2,110,322)	$(1,395,941)	$(714,381)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	5,200,000	(841,370)	(833,101)	(8,269)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	2,600,000	(420,685)	(421,224)	539
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	6,200,000	(1,003,171)	(998,486)	(4,685)
BestBuyCo.Inc	(5.00)%	Quarterly	BZWS	6/20/22	3,800,000	(642,395)	(506,669)	(135,726)
BestBuyCo.Inc	(5.00)%	Quarterly	CITI	6/20/22	9,900,000	(1,673,609)	(1,275,526)	(398,083)
BestBuyCo.Inc	(5.00)%	Quarterly	JPHQ	6/20/22	4,600,000	(777,637)	(632,891)	(144,746)
CSCHoldingsLLC	(5.00)%	Quarterly	GSCO	9/20/18	3,000,000	(37,194)	(8,628)	(28,566)
CSCHoldingsLLC	(5.00)%	Quarterly	GSCO	3/20/19	9,000,000	(318,162)	(75,761)	(242,401)
DishDBSCorp	(5.00)%	Quarterly	JPHQ	6/20/21	6,520,000	(372,348)	(275,880)	(96,468)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	10,600,000	127,353	112,876	14,477
Nabors Industries Inc	(1.00)%	Quarterly	JPHQ	6/20/20	3,350,000	(14,613)	57,263	(71,876)

									|	83

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection[d] (continued)
Single Name (continued)
NavientCorp	(5.00)%	Quarterly	JPHQ	3/20/20	$5,000,000	$(368,190)	$(298,836)	$(69,354)
PHHCorp	(5.00)%	Quarterly	GSCO	9/20/19	5,400,000	(305,907)	10,684	(316,591)
SanminaCorp	(5.00)%	Quarterly	BZWS	6/20/19	3,600,000	(175,248)	(142,299)	(32,949)
SanminaCorp	(5.00)%	Quarterly	GSCO	6/20/19	7,500,000	(365,101)	(292,764)	(72,337)
Springleaf Finance
Corp	(5.00)%	Quarterly	GSCO	6/20/20	700,000	(60,584)	(15,965)	(44,619)
Tenet Healthcare Corp	(5.00)%	Quarterly	BZWS	3/20/19	2,325,000	(81,468)	(35,782)	(45,686)
Tenet Healthcare Corp	(5.00)%	Quarterly	GSCO	3/20/19	7,335,000	(257,018)	(95,940)	(161,078)
Contracts to Sell Protection[d,e]
Single Name
Capital One Financial
Corp	1.00%	Quarterly	JPHQ	12/20/22	5,200,000	109,016	79,197	29,819	BBB
DishDBSCorp	5.00%	Quarterly	JPHQ	6/20/23	6,520,000	(236,793)	(84,347)	(152,446)	B
General Electric Co	1.00%	Quarterly	CITI	12/20/22	11,000,000	173,764	97,871	75,893	A
Goldman Sachs
GroupInc	1.00%	Quarterly	BZWS	12/20/22	7,850,000	168,346	130,459	37,887	BBB+
Goldman Sachs
GroupInc	1.00%	Quarterly	JPHQ	12/20/22	6,150,000	131,889	100,802	31,087	BBB+
Government of
Argentina	5.00%	Quarterly	BZWS	6/20/23	2,150,000	83,658	46,198	37,460	B+
Government of Brazil	1.00%	Quarterly	CITI	6/20/23	7,300,000	(349,619)	(314,282)	(35,337)	BB-
Government of
Colombia	1.00%	Quarterly	BZWS	6/20/23	12,900,000	(17,294)	(79,988)	62,694	BBB-
Government of
Colombia	1.00%	Quarterly	CITI	6/20/23	11,400,000	(15,283)	(29,150)	13,867	BBB-
Government of
Indonesia	1.00%	Quarterly	JPHQ	6/20/23	11,250,000	(48,148)	(134,984)	86,836	BBB-
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	10,600,000	(505,015)	(494,979)	(10,036)	NR
Government of Mexico	1.00%	Quarterly	CITI	6/20/23	10,000,000	(52,382)	(78,035)	25,653	BBB+
Government of Mexico	1.00%	Quarterly	JPHQ	6/20/23	11,400,000	(59,716)	(81,334)	21,618	BBB+
MorganStanley	1.00%	Quarterly	BZWS	12/20/22	8,800,000	190,495	163,440	27,055	BBB+
Nabors Industries Inc	1.00%	Quarterly	JPHQ	6/20/22	3,350,000	(189,883)	(340,968)	151,085	BB
Prudential Financial Inc	1.00%	Quarterly	BOFA	12/20/21	8,800,000	186,550	(88,235)	274,785	A
Simon Property
GroupLP	1.00%	Quarterly	CITI	6/20/22	13,800,000	317,934	29,945	287,989	A
Simon Property
GroupLP	1.00%	Quarterly	JPHQ	6/20/22	20,950,000	482,662	160,689	321,973	A
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index,
Mezzanine Tranche
7-10%	2.10%	Quarterly	BNDP	6/20/20	5,150,000	—	—	—	Non-
									Investment
									Grade

|84

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Broker
Index, Mezzanine
Tranche3-7%	1.30%	Quarterly	CITI	6/20/19	$11,100,000	$(2,642)	$—	$(2,642)	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker
Index, Mezzanine
Tranche3-7%	1.40%	Quarterly	CITI	6/20/19	9,100,000	6,882	—	6,882	Non-
									Investment
									Grade
[f]Citibank Bespoke
Cambridge Index,
Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	10,400,000	(1,724,066)	(1,182,476)	(541,590)	Non-
									Investment
									Grade
[f]Citibank Bespoke Hong
Kong Index, Mezzanine
Tranche3-5%	1.00%	Quarterly	CITI	12/20/18	13,100,000	30,378	(109,082)	139,460	Non-
									Investment
									Grade
[f]Citibank Bespoke Lima
Index, Mezzanine
Tranche5-7%	2.13%	Quarterly	CITI	12/20/19	10,500,000	20,246	—	20,246	Non-
									Investment
									Grade
[f]Citibank Bespoke
Lisbon Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	6/20/19	3,600,000	(234,746)	(378,065)	143,319	Non-
									Investment
									Grade
[f]Citibank Bespoke
Verona Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	12/20/19	7,500,000	(1,136,117)	(1,046,756)	(89,361)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Verona Index,
Mezzanine Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	21,000,000	41,461	—	41,461	Non-
									Investment
									Grade

|85

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/23	$2,325,000	$55,853	$53,196	$2,657	Investment
									Grade
Total OTC Swap Contracts						$(12,270,239)	$(10,705,754)	$(1,564,485)
Total Credit Default Swap Contracts						$(10,316,212)	$(9,367,044)	$(949,168)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BOFA	$(225,602)
BZWS	1,020,000
CITI	5,130,000
DBAB	(871,539)
GSCO	1,330,000
HSBK	(710,600)
JPHQ	3,440,000
Total collateral	$9,112,259

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps,and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

At July 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,137,400	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	2,700,000	EUR	$(9,008)
Receive Floating 3-month USD LIBOR + 1.44%	Quarterly			1,428,000	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	1,200,000	EUR	41,209
Receive Floating 3-month USD LIBOR + 1.395%	Quarterly			10,277,000	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	8,600,000	EUR	310,212

|86

	FRANKLIN INVESTORS SECURITIES TRUST
	CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Cross-Currency Swap Contracts (continued)

							Value/
							Unrealized
	Payment	Counter-	Maturity		Notional		Appreciation
Description	Frequency	party		Date	Amount		(Depreciation)
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.415%	Quarterly			12,209,400		USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25 10,200,000			EUR	$390,654
Total Cross Currency Swap Contracts							$733,067

At July 31, 2018, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
							Value/
							Unrealized
	Payment			Maturity	Notional		Appreciaton
Description	Frequency	Counterparty Date			Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity			8/31/24	$24,600,000		$752,031
OTC Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.782%	At maturity		JPHQ	5/27/24	35,700,000		1,647,497
Total Inflation Index Swap Contracts							$2,399,528

|87

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At July 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
Bloomberg Barclays US Aggregate Bond Index[b]	1-month USD LIBOR +0.22%	Monthly	BZWS	9/28/18	$100,000,000	$(103,888)
iBoxxUSDLiquidHighYieldIndex	3-month USD LIBOR	Quarterly	CITI	9/20/18	36,200,000	589,865
Total Total Return Swap Contracts						$485,977

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.
bRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values and fees are as follows:

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[c]	(Depreciation)	(%)[d,e]
FHLMCGold30Year,3.00%,12/15/41	$292,027	$(11,823)	(—)
FHLMCGold30Year,3.00%,6/15/42	290,328	(12,136)	(—)
FHLMCGold30Year,3.00%,4/15/46	784,586	(34,498)	(—)
FHLMCGold30Year,3.50%,7/15/41	246,447	(9,597)	(—)
FHLMCGold30Year,3.50%,2/15/45	475,173	(18,701)	(—)
FHLMCGold30Year,3.50%,4/15/46	343,362	(13,975)	(—)
FHLMCGold30Year,3.50%,6/15/47	627,776	(26,630)	(—)
FHLMCGold30Year,4.00%,5/15/47	415,292	(15,920)	(—)
FNMA30Year,3.00%,12/25/41	552,064	(22,136)	(—)
FNMA30Year,3.00%,6/25/42	491,538	(20,348)	(—)
FNMA30Year,3.00%,4/25/46	1,030,874	(44,924)	(—)
FNMA30Year,3.50%,7/25/41	493,662	(18,918)	(—)
FNMA30Year,3.50%,9/25/42	291,991	(11,161)	(—)
FNMA30Year,3.50%,2/25/44	249,929	(9,885)	(—)
FNMA30Year,3.50%,2/25/45	708,404	(27,487)	(—)
FNMA30Year,3.50%,4/25/46	496,751	(19,954)	(—)
FNMA30Year,3.50%,6/25/47	833,621	(34,877)	(—)
FNMA30Year,4.00%,12/25/43	311,708	(10,526)	(—)
FNMA30Year,4.00%,5/25/47	659,704	(24,924)	(—)
FNMA30Year,4.00%,3/25/48	252,430	(3,440)	(—)
GNMAIISF30Year,3.00%,10/20/42.	253,774	(10,040)	(—)
GNMAIISF30Year,3.00%,2/20/45	270,305	(10,413)	(—)
GNMAIISF30Year,3.00%,4/20/46	990,607	(39,691)	(—)
GNMAIISF30Year,3.50%,11/20/41.	305,868	(11,398)	(—)
GNMAIISF30Year,3.50%,4/20/45	639,831	(22,944)	(—)
GNMAIISF30Year,3.50%,4/20/46	627,978	(24,143)	(—)
GNMAIISF30Year,3.50%,5/20/47	1,026,172	(40,447)	(—)
GNMAIISF30Year,4.00%,5/20/47	480,347	(14,150)	(—)
U.S. Treasury Note, 1.50%, 10/31/19	300,182	(4,584)	(—)
U.S. Treasury Note, 1.50%, 8/15/26	283,662	(14,781)	(—)
U.S. Treasury Note, 1.63%, 2/15/26	287,647	(14,680)	(—)

|88

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Total Return Swap Contracts (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[c]	(Depreciation)	(%)[d,e]
U.S. Treasury Note, 1.63%, 5/15/26	$285,715	$(14,816)	(—)
U.S. Treasury Note, 2.00%, 11/30/22	303,315	(12,719)	(—)
U.S. Treasury Note, 2.00%, 2/15/25	312,780	(15,905)	(—)
U.S. Treasury Note, 2.00%, 8/15/25	310,967	(16,123)	(—)
U.S. Treasury Note, 2.00%, 11/15/26	291,964	(16,245)	(—)
U.S. Treasury Note, 2.13%, 12/31/22	304,085	(13,156)	(—)
U.S. Treasury Note, 2.13%, 5/15/25	312,948	(16,373)	(—)
U.S. Treasury Note, 2.25%, 11/15/24	316,868	(16,469)	(—)
U.S. Treasury Note, 2.25%, 11/15/25	314,623	(17,033)	(—)
U.S. Treasury Note, 2.25%, 2/15/27	299,529	(17,289)	(—)
U.S. Treasury Note, 2.25%, 8/15/27	298,521	(18,106)	(—)
U.S. Treasury Note, 2.25%, 11/15/27	296,256	(15,272)	(—)
U.S. Treasury Note, 2.38%, 8/15/24	321,783	(16,575)	(—)
U.S. Treasury Note, 2.38%, 5/15/27	300,425	(17,802)	(—)
U.S. Treasury Note, 2.50%, 5/15/24	314,212	(16,035)	(—)
U.S. Treasury Note, 2.63%, 11/15/20	273,401	(9,510)	(—)
U.S. Treasury Note, 2.75%, 11/15/23	285,510	(14,691)	(—)
U.S. Treasury Note, 2.75%, 2/15/24	248,888	(12,814)	(—)
U.S. Treasury Note, 2.75%, 2/15/28	326,037	(1,310)	(—)
All Other Underlying Instruments	78,968,133	773,486	—
Total	$100,000,000	$(103,888)	(—)

cNotional value represents the market value at period end of each underlying instrument (including the financing rate fee which is calculated based on the swap contract’s original notional value of $100,000,000, allocated to each underlying instrument on a pro-rata basis).
dRepresents the weighting of the component in the custom index.
eRounds to less than 0.1%.

See Abbreviations on page 103.

|89

FRANKLIN INVESTORS SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Convertible Securities Fund will be closed to new investors with limited exceptions effective at the close of market on August 29, 2018.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a

|90

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the

|91

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At July 31, 2018, the Funds received U.K. Treasury Bonds and U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Franklin Low Duration Total Return Fund $540,129
Franklin Total Return Fund $1,807,740

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

|92

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Certain or all Funds entered into inflation index swap contracts primarily to manage inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Balanced Fund – Options

Franklin Floating Rate Daily Access Fund – Swaps

Franklin Low Duration Total Return Fund – Futures, forwards and swaps

Franklin Total Return Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Low Duration Total Return Fund and Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially

|93

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS (continued)

similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. RESTRICTED SECURITIES

At July 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Floating Rate Daily Access Fund
1,132,044	[a] Appvion Inc	6/14/18	$11,602,730	$11,210,115
1,458,043	Remington Outdoor Co. Inc	4/13/12 - 5/08/17	72,633,617	25,178,630
137,266	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 1.0% of Net Assets)		$84,236,347	$36,388,745
Franklin Low Duration Total Return Fund
12,326,925	K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	$92,078	$9,344
1,226,701	K2016470219 South Africa Ltd., B	2/01/17	911	930
948,323	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	4/15/13 - 7/05/18	1,505,437	1,182
183,405	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 7/05/18	160,832	17,966
72,043	Remington Outdoor Co. Inc	3/08/17	3,564,519	1,244,095
6,782	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$5,323,777	$1,273,517
Franklin Total Return Fund
28,762,824	K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	$221,469	$21,801
2,862,311	K2016470219 South Africa Ltd., B	2/01/17	2,125	2,170
2,212,754	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	4/15/13 - 7/05/18	3,593,298	2,759
427,950	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 7/05/18	375,275	41,922
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$4,192,167	$68,652

aThe Fund also invests in unrestricted securities of the issuer, valued at $53,657,654 as of July 31, 2018.
†Rounds to less than 0.1% of net assets.

6. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

|94

FRANKLIN INVESTORS SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

At July 31, 2018, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Daily Access Fund
BMC Software Finance, Inc., Non-Extended US Revolving Commitment	$13,901,795
FGI Operating Co. LLC (Freedom Group), DDTL Filo.	527,273
$14,429,068
Franklin Low Duration Total Return Fund
BMC Software Finance, Inc., Non-Extended US Revolving Commitment	$2,343,156
Franklin Total Return Fund
BMC Software Finance, Inc., Non-Extended US Revolving Commitment	$5,118,379

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	33,319,558	209,775,796	(203,309,446)	39,785,908	$39,785,908	$230,401	$—	$—

Franklin Balanced Fund
Controlled Affiliates
Franklin FTSE Europe Hedged ETF	—	1,350,000	—	1,350,000	$34,515,450	$525,298	$—	$802,825
Franklin FTSE Japan Hedged ETF	—	1,250,000	—	1,250,000	32,552,875	27,033	—	(320,000)
Franklin Liberty Investment Grade
Corporate ETF	750,000	250,000	(500,000)	500,000	11,860,000	535,124	(307,678)	(725,625)
Total Controlled Affiliates.					$78,928,325	$1,087,455	$(307,678)	$(242,800)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	101,275,128	1,116,968,237	(1,134,169,638)	84,073,727	84,073,727	671,569	—	—
Total Affiliated Securities					$163,002,052	$1,759,024	$(307,678)	$(242,800)

Franklin Convertible Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	69,852,661	471,177,826	(362,006,975)	179,023,512	$179,023,512	$1,142,980	$—	$—

Franklin Equity Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	36,691,548	354,316,330	(348,591,195)	42,416,683	$42,416,683	$468,285	$—	$—

Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	5,419,982	1,309,212	—	6,729,194	$65,811,522	$4,325,356	$(1,510,184)[a]	$(3,855,446)
Franklin Middle Tier Floating Rate Fund	5,706,221	1,131,274	—	6,837,495	64,614,324	3,392,169	—	(2,402,791)
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	368,263,476	1,105,352,590	(1,198,047,580)	275,568,486	275,568,486	3,470,442	—	—
Total Affiliated Securities					$405,994,332	$11,187,967	$(1,510,184)	$(6,258,237)

|95

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized		Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	1,893,663	—	—	1,893,663	$18,520,026	$1,305,588	$523,977	[a]	$(1,211,945)
Franklin Middle Tier Floating Rate Fund	2,389,308	—	—	2,389,308	22,578,957	1,260,482	—		(884,044)
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	79,803,015	823,455,652	(835,610,518)	67,648,149	67,648,149	588,495	—		—
Total Affiliated Securities					$108,747,132	$3,154,565	$523,977		$(2,095,989)

Franklin Real Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	305,899	15,703	(321,602)	—	$—	$74,590	$140,938	[a]	$(149,933)
Franklin Middle Tier Floating Rate Fund	112,671	2,104	(114,775)	—	—	20,880	(18,778)		9,823
Franklin Pelagos Commodities Strategy
Fund, Class R6	—	897,760	—	897,760	5,961,127	—	—		(38,873)
Total Affiliated Securities					$5,961,127	$95,470	$122,160		$(178,983)

Franklin Total Return Fund
Controlled Affiliates
Franklin Flexible Alpha Bond Fund,
Class R6.	10,172,940	—	—	10,172,940	$99,593,083	$1,656,033	$98,678	[a]	$(610,376)
Franklin Liberty Investment Grade
Corporate ETF	400,000	—	—	400,000	9,488,000	254,425	—		(424,000)
Total Controlled Affiliates.					$109,081,083	$1,910,458	$98,678		$(1,034,376)

Non-Controlled Affiliates
Franklin Liberty Senior Loan ETF	—	249,900	—	249,900	6,286,584	23,399	$—		(27,764)
Franklin Lower Tier Floating Rate Fund	997,589	—	—	997,589	9,756,421	687,789	276,033	[a]	(638,457)
Franklin Middle Tier Floating Rate Fund	1,889,310	—	—	1,889,310	17,853,981	996,707	—		(699,045)
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	122,271,638	1,074,864,210	(1,130,774,221)	66,361,627	66,361,627	497,117	—		—
Total Non-Controlled Affiliates					$100,258,613	$2,205,012	$276,033		$(1,365,266)
Total Affiliated Securities					$209,339,696	$4,115,470	$374,711		$(2,399,642)

aIncludes realized gain distributions received.

8. INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2018, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2018, the net assets of the FT Subsidiary were $5,391,128, representing 0.1% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

|96

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$793,683,629	$—	$793,683,629
Short Term Investments	39,785,908	—	—	39,785,908
Total Investments in Securities	$39,785,908	$793,683,629	$—	$833,469,537

Franklin Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,643,671,289	$—	$—	$1,643,671,289
Equity-Linked Securities	—	456,054,252	—	456,054,252
Index-Linked Notes	—	34,682,500	—	34,682,500
Convertible Bonds	—	14,883,810	—	14,883,810
Corporate Bonds	—	1,094,802,908	—	1,094,802,908
U.S. Government and Agency Securities	—	124,627,929	—	124,627,929
Options Purchased	15,697,500	—	—	15,697,500
Short Term Investments	84,073,727	—	—	84,073,727
Total Investments in Securities	$1,743,442,516	$1,725,051,399	$—	$3,468,493,915

Liabilities:
Other Financial Instruments:
Options Written	$10,131,850	$—	$—	$10,131,850

Franklin Convertible Securities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Staples	$68,585,454	$51,523,885	$—	$120,109,339
Information Technology	45,075,051	52,871,109	—	97,946,160
All Other Equity Investments.	442,300,290	—	—	442,300,290
Convertible Bonds	—	2,722,039,756	—	2,722,039,756
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	179,023,512	247,070,894	—	426,094,406
Total Investments in Securities	$734,984,307	$3,073,505,644	$—	$3,808,489,951

|97

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Equity Income Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,977,333,452	$—	$—		$1,977,333,452
Equity-Linked Securities	—	209,994,047	—		209,994,047
Short Term Investments	42,416,683	—	—		42,416,683
Total Investments in Securities	$2,019,750,135	$209,994,047	$—		$2,229,744,182

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$—	$25,178,630	[c]	$25,178,630
Forest Products	—	—	11,210,115		11,210,115
Oil & Gas Exploration & Production	—	10,386,672	—		10,386,672
All Other Equity Investments.	130,425,846	—	—		130,425,846
Corporate Bonds	—	15,392,337	—		15,392,337
Senior Floating Rate Interests:
Personal Products	—	—	45,992,958		45,992,958
All Other Senior Floating Rate Interests	—	2,502,830,798	—		2,502,830,798
Asset-Backed Securities.	—	515,884,891	—		515,884,891
Short Term Investments	379,779,215	—	—		379,779,215
Total Investments in Securities	$510,205,061	$3,044,494,698	$82,381,703		$3,637,081,462

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$123,724	$—		$123,724

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$1,230,194	$—		$1,230,194
Unfunded Loan Commitments.	—	—	1,373		1,373
Total Other Financial Instruments	$—	$1,230,194	$1,373		$1,231,567

|98

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$—	$1,244,095	[c]	$1,244,095
Retailing	—	—	10,274		10,274
All Other Equity Investments.	77,317,360	—	—		77,317,360
Corporate Bonds:
Retailing	—	27,653,381	1,182		27,654,563
All Other Corporate Bonds	—	1,005,487,883	—		1,005,487,883
Senior Floating Rate Interests	—	111,529,717	—		111,529,717
Foreign Government and Agency Securities	—	35,142,392	—		35,142,392
U.S. Government and Agency Securities	—	380,089,167	—		380,089,167
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	993,247,044	—		993,247,044
Mortgage-Backed Securities	—	25,734,081	—		25,734,081
Municipal Bonds	—	22,400,883	—		22,400,883
Escrows and Litigation Trusts	—	—	—[c]		—
Short Term Investments	67,648,149	—	—		67,648,149
Total Investments in Securities	$144,965,509	$2,601,284,548	$1,255,551		$2,747,505,608

Other Financial Instruments:
Futures Contracts	$429,480	$—	$—		$429,480
Forward Exchange Contracts	—	2,065,144	—		2,065,144
Swap Contracts.	—	2,599,862	—		2,599,862
Unfunded Loan Commitments.	—	18,116	—		18,116
Total Other Financial Instruments	$429,480	$4,683,122	$—		$5,112,602

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,653,216	$—	$—		$1,653,216
Forward Exchange Contracts	—	1,364,043	—		1,364,043
Swap Contracts.	—	3,088,349	—		3,088,349
Total Other Financial Instruments	$1,653,216	$4,452,392	$—		$6,105,608

Franklin Real Return Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$43,880,020	$—	$—		$43,880,020
Foreign Government and Agency Securities	—	1,059,189	—		1,059,189
U.S. Government and Agency Securities	—	140,345,124	—		140,345,124
Short Term Investments	—	9,197,950	—		9,197,950
Total Investments in Securities	$43,880,020	$150,602,263	$—		$194,482,283

|99

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$280,415	$280,415
Retailing	—	—	23,971	23,971
All Other Equity Investments.	163,807,988	—	—	163,807,988
Corporate Bonds:
Retailing	—	51,521,100	2,759	51,523,859
All Other Corporate Bonds	—	1,484,782,216	—	1,484,782,216
Senior Floating Rate Interests	—	175,388,425	—	175,388,425
Foreign Government and Agency Securities	—	68,645,167	—	68,645,167
U.S. Government and Agency Securities	—	453,169,942	—	453,169,942
Asset-Backed Securities and Commercial
Mortgage-Backed Securities:
Banks	—	22,486,879	12,573	22,499,452
All Other Asset-Backed Securities and
Commercial Mortgage-Backed Securities	—	981,435,218	—	981,435,218
Mortgage-Backed Securities	—	994,762,423	—	994,762,423
Municipal Bonds	—	80,259,142	—	80,259,142
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	66,361,627	—	—	66,361,627
Total Investments in Securities	$230,169,615	$4,312,450,512	$319,718	$4,542,939,845

Other Financial Instruments:
Futures Contracts	$247,034	$—	$—	$247,034
Forward Exchange Contracts	—	5,427,534	—	5,427,534
Swap Contracts.	—	6,707,361	—	6,707,361
Unfunded Loan Commitments.	—	39,571	—	39,571
Total Other Financial Instruments	$247,034	$12,174,466	$—	$12,421,500

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,039,846	$—	$—	$3,039,846
Forward Exchange Contracts	—	4,660,115	—	4,660,115
Swap Contracts.	—	4,037,957	—	4,037,957
Total Other Financial Instruments	$3,039,846	$8,698,072	$—	$11,737,918

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred, convertible preferred stocks and management investment companies as well as other equity investments.
cIncludes securities determined to have no value at July 31, 2018.

| 100

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets and liabilities for the nine months ended July 31, 2018, is as follows:

										Net Change in
										Unrealized
										Appreciation
						Net	Net			(Depreciation)
	Balance at		Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of	Purchases	Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period	Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Support Services	$—	$—	$18,105,222	$—	$—	$—	$7,073,408	$25,178,630	[c]	$7,073,408
Forest Products	—	—	11,602,730	—	—	—	(392,615)	11,210,115		(392,615)
Senior Floating Rate Interests:
Personal Products	—	—	45,992,958	—	—	—	—	45,992,958		—
Total Investments in Securities	$—	$—	$75,700,910	$—	$—	$—	$6,680,793	$82,381,703		$6,680,793
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$—	$—	$—	$—	$—	$—	$(1,373)	$(1,373)		$(1,373)

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action. bIncludes common stocks and other equity interests. cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2018, are as follows:

							Impact to Fair
	Fair Value at				Amount/ Value if Input
Description	End of Period		Valuation Technique	Unobservable Input	Range		Increases[a]
Franklin Floating Rate Daily Access
Fund
Assets:
Investments in Securities:
Equity Investments:
				Discount for lack of
Diversified Support Services	$25,178,630		Discounted cash flow	marketability	20.0%		Decrease
				Long-term revenue
				growth rate	1.0%		Increase
				Weighted average
				cost of capital	12.8%		Decrease[b]
			Consensus pricing	Offered /Bid quotes	$10.25 - $19.11		Increase
				Discount for lack of
Forest Products	11,210,115		Market comparables	marketability	20.0%		Decrease[c]
				EV/EBITDA multiple	5.3	x	Increase[c]
All Other Investments[d]	45,992,958	[e]
Total	$82,381,703

| 101

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

			Impact to Fair
	Fair Value at		Amount/ Value if Input
Description	End of Period Valuation Technique	Unobservable Input	Range Increases[a]
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments[d]	$1,373

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cRepresents a significant impact to fair value but not net assets.
dIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at July 30, 2018.

Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

| 102

FRANKLIN INVESTORS SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BNDP	BNP Paribas SA	BRL	Brazilian Real	ADR	American Depositary Receipt
BOFA	Bank of America Corp.	EUR	Euro	AGMC	Assured Guaranty Municipal Corp.
BZWS	Barclays Bank PLC	JPY	Japanese Yen	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	MXN	Mexican Peso	CDO	Collateralized Debt Obligation
DBAB	Deutsche Bank AG	USD	United States Dollar	CLO	Collateralized Loan Obligation
GSCO	The Goldman Sachs Group, Inc.			CMT	Constant Maturity Treasury Index
HSBK	HSBC Bank PLC			COF	Cost of Funds
JPHQ	JP Morgan Chase & Co.			EDA	Economic Development Authority
				ETF	Exchange Traded Fund
				FRN	Floating Rate Note
				GDP	Gross Domestic Product
				GO	General Obligation
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				MFM	Multi-Family Mortgage
				PIK	Payment-In-Kind
				REIT	Real Estate Investment Trust
				SF	Single Family
				T-Bill	Treasury Bill
				T-Note	Treasury Note
				VRI	Value Recovery Instruments

Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 103

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2018

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2018